Schedule of Investments
(unaudited)
September 30, 2023
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AGL CLO 17 Ltd., Series 2022-17A, Class C,
(3-mo. CME Term SOFR + 2.10%), 7.43%,
01/21/35
(a)(b)
.................... USD 750 $ 730,835
AGL CLO 5 Ltd., Series 2020-5A, Class A1R,
(3-mo. CME Term SOFR + 1.42%), 6.75%,
07/20/34
(a)(b)
.................... 2,400 2,380,800
AIMCO CLO
(a)(b)
Series 2015-AA, Class CR2, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%),
7.57%, 10/17/34 ............... 1,000 986,159
Series 2017-AA, Class AR, (3-mo. CME
Term SOFR + 1.31%), 6.64%, 04/20/34 500 495,074
AIMCO CLO 15 Ltd., Series 2021-15A, Class
C, (3-mo. CME Term SOFR + 2.21%),
7.52%, 10/17/34
(a)(b)
............... 1,000 983,215
AMSR Trust
(b)
Series 2020-SFR1, Class E, 3.22%,
04/17/37 .................... 1,000 937,240
Series 2020-SFR1, Class F, 3.57%,
04/17/37 .................... 1,000 936,018
Anchorage Capital CLO 18 Ltd., Series 2021-
18A, Class A1, (3-mo. CME Term SOFR +
1.41%), 6.72%, 04/15/34
(a)(b)
......... 750 741,562
Anchorage Capital CLO 20 Ltd., Series 2021-
20A, Class A1, (3-mo. CME Term SOFR +
1.46%), 6.79%, 01/20/35
(a)(b)
......... 1,000 992,233
Anchorage Capital CLO 9 Ltd., Series 2016-9A,
Class BR2, (3-mo. CME Term SOFR at
1.75% Floor + 2.01%), 7.32%, 07/15/32
(a)(b)
750 745,950
Anchorage Capital CLO Ltd., Series 2018-10A,
Class A1A, (3-mo. CME Term SOFR +
1.46%), 6.77%, 10/15/31
(a)(b)
......... 500 498,800
Apidos CLO XXXIV, Series 2020-34A, Class
A1R, (3-mo. CME Term SOFR + 1.41%),
6.74%, 01/20/35
(a)(b)
............... 1,000 996,205
Ares LXI CLO Ltd., Series 2021-61A, Class A,
(3-mo. CME Term SOFR at 1.15% Floor +
1.41%), 6.74%, 10/20/34
(a)(b)
......... 1,500 1,490,272
Ares XXXIR CLO Ltd., Series 2014-31RA,
Class A2, (3-mo. CME Term SOFR +
1.56%), 6.94%, 05/24/30
(a)(b)
......... 500 490,842
Ares XXXVII CLO Ltd., Series 2015-4A, Class
A1R, (3-mo. CME Term SOFR at 1.17%
Floor + 1.43%), 6.74%, 10/15/30
(a)(b)
.... 236 235,630
Ares XXXVR CLO Ltd., Series 2015-35RA,
Class A2, (3-mo. CME Term SOFR +
1.66%), 6.97%, 07/15/30
(a)(b)
......... 1,000 987,970
Bain Capital Credit CLO Ltd.
(a)(b)
Series 2019-2A, Class CR, (3-mo. LIBOR
USD at 2.10% Floor + 2.10%), 7.67%,
10/17/32 .................... 1,000 980,646
Series 2021-3A, Class A, (3-mo. CME Term
SOFR at 1.16% Floor + 1.42%), 6.77%,
07/24/34 .................... 500 496,548
Bardot CLO Ltd., Series 2019-2A, Class CR,
(3-mo. CME Term SOFR at 1.90% Floor +
2.16%), 7.51%, 10/22/32
(a)(b)
......... 1,000 973,049
Battalion CLO XX Ltd., Series 2021-20A, Class
A, (3-mo. CME Term SOFR + 1.44%),
6.75%, 07/15/34
(a)(b)
............... 500 497,000
Battalion CLO XXII Ltd., Series 2021-22A,
Class A, (3-mo. CME Term SOFR + 1.44%),
6.77%, 01/20/35
(a)(b)
............... 1,000 992,764
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Bayview Financial Revolving Asset Trust,
Series 2005-A, Class A1, (1-mo. CME Term
SOFR at 1.00% Floor + 1.11%), 6.43%,
02/28/40
(a)(b)
.................... USD 551 $ 481,722
Benefit Street Partners CLO VIII Ltd., Series
2015-8A, Class A1AR, (3-mo. CME Term
SOFR + 1.36%), 6.69%, 01/20/31
(a)(b)
... 471 470,089
Benefit Street Partners CLO XIX Ltd., Series
2019-19A, Class A, (3-mo. CME Term SOFR
+ 1.61%), 6.92%, 01/15/33
(a)(b)
........ 1,000 998,923
Boyce Park CLO Ltd., Series 2022-1A, Class C,
(3-mo. CME Term SOFR + 2.10%), 7.43%,
04/21/35
(a)(b)
.................... 1,000 970,593
Buckhorn Park CLO Ltd.
(a)(b)
Series 2019-1A, Class B1R, (3-mo. CME
Term SOFR + 1.91%), 7.22%, 07/18/34 1,000 991,300
Series 2019-1A, Class CR, (3-mo. CME
Term SOFR + 2.26%), 7.57%, 07/18/34 500 488,344
Canyon CLO Ltd.
(a)(b)
Series 2018-1A, Class C, (3-mo. CME Term
SOFR at 1.90% Floor + 2.16%), 7.47%,
07/15/31 .................... 1,000 982,224
Series 2020-2A, Class AR, (3-mo. CME
Term SOFR + 1.45%), 6.76%, 10/15/34 1,000 992,507
Series 2021-4A, Class B, (3-mo. CME Term
SOFR + 1.96%), 7.27%, 10/15/34 ... 450 440,730
Carlyle US CLO Ltd., Series 2017-1A, Class
A2R, (3-mo. CME Term SOFR at 1.60%
Floor + 1.86%), 7.19%, 04/20/31
(a)(b)
.... 675 665,887
CBAM Ltd., Series 2020-13A, Class A, (3-mo.
CME Term SOFR at 1.43% Floor + 1.69%),
7.02%, 01/20/34
(a)(b)
............... 1,000 997,214
CIFC Funding Ltd.
(a)(b)
Series 2013-4A, Class A2RR, (3-mo. CME
Term SOFR + 1.56%), 6.92%, 04/27/31 650 640,124
Series 2018-4A, Class B, (3-mo. CME Term
SOFR at 2.10% Floor + 2.36%), 7.67%,
10/17/31 .................... 500 489,836
Series 2019-4A, Class A2R, (3-mo. CME
Term SOFR at 1.65% Floor + 1.91%),
7.22%, 10/15/34 ............... 1,000 991,100
Series 2019-5A, Class A2RS, (3-mo. CME
Term SOFR at 1.75% Floor + 2.01%),
7.32%, 01/15/35 ............... 1,500 1,487,550
Series 2021-1A, Class C, (3-mo. CME Term
SOFR + 2.06%), 7.41%, 04/25/33 ... 1,000 979,207
Clover CLO LLC
(a)(b)
Series 2021-1A, Class A, (3-mo. CME Term
SOFR + 1.36%), 6.71%, 04/22/34 ... 2,215 2,195,263
Series 2021-2A, Class B, (3-mo. CME Term
SOFR + 2.01%), 7.34%, 07/20/34 ... 1,000 985,600
Series 2021-2A, Class C, (3-mo. CME Term
SOFR + 2.26%), 7.59%, 07/20/34 ... 1,000 977,212
Dryden 49 Senior Loan Fund, Series 2017-49A,
Class CR, (3-mo. CME Term SOFR +
2.31%), 7.62%, 07/18/30
(a)(b)
......... 500 490,551
Dryden 83 CLO Ltd., Series 2020-83A, Class
A, (3-mo. CME Term SOFR at 1.22% Floor +
1.48%), 6.79%, 01/18/32
(a)(b)
......... 1,000 996,938
Dryden Senior Loan Fund, Series 2017-47A,
Class CR, (3-mo. CME Term SOFR +
2.31%), 7.62%, 04/15/28
(a)(b)
......... 500 496,402
Dryden XXVI Senior Loan Fund, Series 2013-
26A, Class CR, (3-mo. CME Term SOFR at
1.85% Floor + 2.11%), 7.42%, 04/15/29
(a)(b)
500 492,579

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Eaton Vance CLO Ltd.
(a)(b)
Series 2013-1A, Class B3R, (3-mo. CME
Term SOFR at 2.15% Floor + 2.41%),
7.72%, 01/15/34 ............... USD 1,000 $ 982,528
Series 2018-1A, Class C, (3-mo. CME Term
SOFR + 2.46%), 7.77%, 10/15/30 ... 500 493,523
Elmwood CLO II Ltd., Series 2019-2A, Class
CR, (3-mo. CME Term SOFR at 2.00% Floor
+ 2.26%), 7.59%, 04/20/34
(a)(b)
........ 700 690,054
First Franklin Mortgage Loan Trust, Series
2005-FF10, Class A6M, (1-mo. CME Term
SOFR + 0.81%), 6.13%, 11/25/35
(a)
..... 603 550,254
Flatiron CLO 17 Ltd., Series 2017-1A, Class
CR, (3-mo. CME Term SOFR at 1.90% Floor
+ 2.16%), 7.53%, 05/15/30
(a)(b)
........ 400 395,506
Galaxy XXII CLO Ltd.
(a)(b)
Series 2016-22A, Class ARR, (3-mo. CME
Term SOFR + 1.46%), 6.77%, 04/16/34 750 742,522
Series 2016-22A, Class BRR, (3-mo. CME
Term SOFR + 1.96%), 7.27%, 04/16/34 500 490,246
Generate CLO 9 Ltd.
(a)(b)
Series 9A, Class A, (3-mo. CME Term
SOFR at 1.20% Floor + 1.46%), 6.79%,
10/20/34 .................... 1,000 995,988
Series 9A, Class B, (3-mo. LIBOR USD at
1.75% Floor + 1.70%), 7.34%, 10/20/34 1,500 1,471,236
Series 9A, Class C, (3-mo. CME Term
SOFR at 2.25% Floor + 2.51%), 7.84%,
10/20/34 .................... 1,000 980,223
Gilbert Park CLO Ltd., Series 2017-1A, Class
A, (3-mo. CME Term SOFR at 1.19% Floor +
1.45%), 6.76%, 10/15/30
(a)(b)
......... 720 718,329
GoldenTree Loan Management US CLO 1 Ltd.,
Series 2017-1A, Class CR2, (3-mo. CME
Term SOFR + 2.06%), 7.39%, 04/20/34
(a)(b)
2,500 2,440,479
GoldenTree Loan Management US CLO 10
Ltd., Series 2021-10A, Class B, (3-mo. CME
Term SOFR + 1.86%), 7.19%, 07/20/34
(a)(b)
2,000 1,977,600
Golub Capital Partners CLO 53B Ltd., Series
2021-53A, Class B, (3-mo. CME Term SOFR
+ 2.06%), 7.39%, 07/20/34
(a)(b)
........ 1,000 997,300
Golub Capital Partners CLO 58B Ltd., Series
2021-58A, Class A1, (3-mo. CME Term
SOFR at 1.18% Floor + 1.44%), 6.79%,
01/25/35
(a)(b)
.................... 1,000 988,649
Greywolf CLO II Ltd., Series 2013-1A, Class
A2AR, (3-mo. CME Term SOFR at 1.60%
Floor + 1.86%), 7.17%, 04/15/34
(a)(b)
.... 300 293,004
Greywolf CLO VII Ltd., Series 2018-2A, Class
A1, (3-mo. CME Term SOFR + 1.44%),
6.77%, 10/20/31
(a)(b)
............... 500 497,761
Gulf Stream Meridian 4 Ltd., Series 2021-
4A, Class A1, (3-mo. CME Term SOFR +
1.46%), 6.77%, 07/15/34
(a)(b)
......... 2,500 2,483,779
HalseyPoint CLO 3 Ltd., Series 2020-3A, Class
A1A, (3-mo. CME Term SOFR + 1.71%),
7.08%, 11/30/32
(a)(b)
............... 1,500 1,495,948
HalseyPoint CLO 4 Ltd., Series 2021-4A,
Class A, (3-mo. CME Term SOFR + 1.48%),
6.81%, 04/20/34
(a)(b)
............... 500 495,210
Highbridge Loan Management Ltd., Series
12A-18, Class A2, (3-mo. CME Term SOFR
+ 1.76%), 7.07%, 07/18/31
(a)(b)
........ 500 496,500
Invesco CLO Ltd., Series 2021-2A, Class A,
(3-mo. CME Term SOFR + 1.38%), 6.69%,
07/15/34
(a)(b)
.................... 1,000 992,342
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Madison Park Funding XX Ltd., Series 2016-
20A, Class CR, (3-mo. CME Term SOFR at
1.90% Floor + 2.16%), 7.52%, 07/27/30
(a)(b)
USD 1,000 $ 986,547
Madison Park Funding XXXIII Ltd.
(a)(b)
Series 2019-33A, Class BR, (3-mo. CME
Term SOFR + 1.80%), 7.11%, 10/15/32 1,000 989,200
Series 2019-33A, Class CR, (3-mo. CME
Term SOFR + 2.20%), 7.51%, 10/15/32 1,000 983,431
Milos CLO Ltd., Series 2017-1A, Class BR,
(3-mo. CME Term SOFR + 1.81%), 7.14%,
10/20/30
(a)(b)
.................... 1,000 990,200
Neuberger Berman Loan Advisers CLO 26
Ltd., Series 2017-26A, Class C, (3-mo.
CME Term SOFR at 1.75% Floor + 2.01%),
7.32%, 10/18/30
(a)(b)
............... 1,000 979,514
OCP CLO Ltd., Series 2021-22A, Class C,
(3-mo. CME Term SOFR at 2.05% Floor +
2.31%), 7.64%, 12/02/34
(a)(b)
......... 500 486,561
Octagon Investment Partners 26 Ltd., Series
2016-1A, Class BR, (3-mo. CME Term
SOFR at 1.60% Floor + 1.86%), 7.17%,
07/15/30
(a)(b)
.................... 500 492,650
Octagon Investment Partners 41 Ltd.
(a)(b)
Series 2019-2A, Class B1R, (3-mo. CME
Term SOFR at 1.70% Floor + 1.96%),
7.27%, 10/15/33 ............... 1,500 1,482,750
Series 2019-2A, Class CR, (3-mo. CME
Term SOFR at 2.15% Floor + 2.41%),
7.72%, 10/15/33 ............... 1,000 992,039
OHA Credit Partners XVI, Series 2021-16A,
Class A, (3-mo. CME Term SOFR + 1.41%),
6.72%, 10/18/34
(a)(b)
............... 1,500 1,490,272
OHA Loan Funding Ltd., Series 2013-1A, Class
BR2, (3-mo. CME Term SOFR at 1.60%
Floor + 1.86%), 7.21%, 07/23/31
(a)(b)
.... 1,000 992,400
Palmer Square CLO Ltd.
(a)(b)
Series 2014-1A, Class A2R2, (3-mo. CME
Term SOFR at 1.45% Floor + 1.71%),
7.02%, 01/17/31 ............... 1,500 1,488,150
Series 2019-1A, Class A1R, (3-mo. CME
Term SOFR at 1.15% Floor + 1.41%),
6.78%, 11/14/34 ............... 1,000 994,653
Series 2019-1A, Class A2R, (3-mo. CME
Term SOFR at 1.70% Floor + 1.96%),
7.33%, 11/14/34 ............... 1,000 989,900
Series 2021-2A, Class C, (3-mo. CME Term
SOFR + 2.06%), 7.37%, 07/15/34 ... 1,000 974,736
Series 2021-4A, Class A, (3-mo. CME Term
SOFR at 1.17% Floor + 1.43%), 6.74%,
10/15/34 .................... 2,000 1,993,000
Series 2022-1A, Class B, (3-mo. CME Term
SOFR + 1.80%), 7.13%, 04/20/35 ... 500 494,750
Series 2022-1A, Class C, (3-mo. CME Term
SOFR + 2.05%), 7.38%, 04/20/35 ... 500 486,375
Park Avenue Institutional Advisers CLO Ltd.,
Series 2021-2A, Class C, (3-mo. CME Term
SOFR at 2.25% Floor + 2.51%), 7.82%,
07/15/34
(a)(b)
.................... 1,000 979,192
Pikes Peak CLO 6
(a)(b)
Series 2020-6A, Class AR2, (3-mo. CME
Term SOFR + 1.43%), 6.81%, 05/18/34 500 496,150
Series 2020-6A, Class BR2, (3-mo. CME
Term SOFR + 1.96%), 7.34%, 05/18/34 500 490,950

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Pikes Peak CLO 8, Series 2021-8A, Class B,
(3-mo. CME Term SOFR + 2.01%), 7.34%,
07/20/34
(a)(b)
.................... USD 500 $ 498,050
PPM CLO 4 Ltd., Series 2020-4A, Class CR,
(3-mo. CME Term SOFR at 2.10% Floor +
2.36%), 7.67%, 10/18/34
(a)(b)
......... 750 723,508
PPM CLO 5 Ltd., Series 2021-5A, Class A,
(3-mo. CME Term SOFR at 1.20% Floor +
1.46%), 6.77%, 10/18/34
(a)(b)
......... 1,500 1,483,100
Progress Residential Trust
(b)
Series 2020-SFR1, Class F, 3.43%,
04/17/37 .................... 1,000 936,155
Series 2020-SFR2, Class A, 2.08%,
06/17/37 .................... 999 934,205
Series 2020-SFR2, Class B, 2.58%,
06/17/37 .................... 1,000 938,951
Rad CLO 3 Ltd., Series 2019-3A, Class A,
(3-mo. CME Term SOFR + 1.74%), 7.05%,
04/15/32
(a)(b)
.................... 1,000 999,779
Rad CLO 12 Ltd., Series 2021-12A, Class C,
(3-mo. CME Term SOFR + 2.31%), 7.68%,
10/30/34
(a)(b)
.................... 1,000 973,608
Regatta VIII Funding Ltd., Series 2017-1A,
Class A, (3-mo. CME Term SOFR at 1.25%
Floor + 1.51%), 6.82%, 10/17/30
(a)(b)
.... 428 427,255
Regatta XI Funding Ltd., Series 2018-1A,
Class B, (3-mo. CME Term SOFR + 1.91%),
7.22%, 07/17/31
(a)(b)
............... 650 644,085
Regatta XIV Funding Ltd., Series 2018-3A,
Class A, (3-mo. CME Term SOFR at 1.19%
Floor + 1.45%), 6.80%, 10/25/31
(a)(b)
.... 1,000 997,038
Regatta XV Funding Ltd., Series 2018-4A,
Class A2, (3-mo. CME Term SOFR at 1.85%
Floor + 2.11%), 7.46%, 10/25/31
(a)(b)
.... 1,500 1,492,137
Rockford Tower CLO Ltd.
(a)(b)
Series 2019-2A, Class CR, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%),
7.64%, 08/20/32 ............... 500 492,539
Series 2021-3A, Class A1, (3-mo. CME Term
SOFR at 1.18% Floor + 1.44%), 6.77%,
10/20/34 .................... 1,250 1,237,643
Series 2021-3A, Class C, (3-mo. CME Term
SOFR at 2.15% Floor + 2.41%), 7.74%,
10/20/34 .................... 1,000 984,672
RR 17 Ltd., Series 2021-17A, Class A2,
(3-mo. CME Term SOFR + 1.91%), 7.22%,
07/15/34
(a)(b)
.................... 500 496,650
Signal Peak CLO 10 Ltd., Series 2021-9A,
Class B, (3-mo. CME Term SOFR + 1.96%),
7.30%, 07/21/34
(a)(b)
............... 2,000 1,958,443
Sixth Street CLO XIX Ltd., Series 2021-19A,
Class B, (3-mo. CME Term SOFR at 1.70%
Floor + 1.96%), 7.29%, 07/20/34
(a)(b)
.... 1,000 990,300
Sound Point CLO XXIII, Series 2019-2A, Class
AR, (3-mo. CME Term SOFR + 1.43%),
6.74%, 07/15/34
(a)(b)
............... 1,000 985,741
Symphony CLO XXVIII Ltd., Series 2021-28A,
Class A, (3-mo. CME Term SOFR at 1.14%
Floor + 1.40%), 6.75%, 10/23/34
(a)(b)
.... 1,000 990,627
TCI-Flatiron CLO Ltd.
(a)(b)
Series 2018-1A, Class CR, (3-mo. CME
Term SOFR at 1.75% Floor + 2.01%),
7.38%, 01/29/32 ............... 1,000 971,433
Series 2018-1A, Class DR, (3-mo. CME
Term SOFR at 2.75% Floor + 3.01%),
8.38%, 01/29/32 ............... 1,000 991,838
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
TCW CLO Ltd., Series 2021-1A, Class C,
(3-mo. CME Term SOFR at 1.90% Floor +
2.16%), 7.49%, 03/18/34
(a)(b)
......... USD 500 $ 482,210
TICP CLO VI Ltd., Series 2016-6A, Class BR2,
(3-mo. CME Term SOFR + 1.76%), 7.07%,
01/15/34
(a)(b)
.................... 1,000 988,400
TICP CLO VII Ltd., Series 2017-7A, Class ASR,
(3-mo. CME Term SOFR at 1.27% Floor +
1.53%), 6.84%, 04/15/33
(a)(b)
......... 1,300 1,294,848
Webster Park CLO Ltd., Series 2015-1A, Class
A1BR, (3-mo. CME Term SOFR at 1.35%
Floor + 1.61%), 6.94%, 07/20/30
(a)(b)
.... 1,000 980,291
Whitebox CLO III Ltd., Series 2021-3A, Class
A1, (3-mo. CME Term SOFR + 1.48%),
6.79%, 10/15/34
(a)(b)
............... 2,000 1,983,000
Total Asset-Backed Securities — 14.9%
(Cost: $107,512,675) ............................. 107,069,614
Shares
Shares
Common Stocks
Aerospace & Defense — 0.2%
BAE Systems plc ................... 123,397 1,499,501
Air Freight & Logistics — 0.2%
United Parcel Service, Inc., Class B ...... 8,736 1,361,680
Banks — 0.5%
Bank Rakyat Indonesia Persero Tbk. PT ... 2,139,900 722,715
Citizens Financial Group, Inc. .......... 41,139 1,102,525
DBS Group Holdings Ltd. ............. 40,600 997,122
M&T Bank Corp. ................... 8,575 1,084,309
3,906,671
Biotechnology — 0.3%
AbbVie, Inc. ...................... 12,535 1,868,467
Building Products — 0.2%
Carrier Global Corp. ................. 26,350 1,454,520
Capital Markets — 0.3%
Intercontinental Exchange, Inc. ......... 17,041 1,874,851
Chemicals — 0.2%
Air Liquide SA ..................... 9,205 1,550,413
Commercial Services & Supplies — 0.2%
Republic Services, Inc. ............... 10,470 1,492,080
Consumer Finance — 0.2%
American Express Co. ............... 7,351 1,096,696
Synchrony Financial ................. 23,195 709,071
1,805,767
Consumer Staples Distribution & Retail — 0.2%
Wal-Mart de Mexico SAB de CV ......... 371,536 1,402,361
Diversified REITs — 0.0%
(c)
Cromwell European REIT ............. 61,800 83,633
LXI REIT plc ...................... 126,388 140,019
223,652
Diversified Telecommunication Services — 0.4%
Cellnex Telecom SA
(b)(c)
............... 4,882 169,806
Koninklijke KPN NV ................. 460,084 1,515,823
TELUS Corp. ..................... 87,337 1,426,199
3,111,828

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components — 0.1%
TE Connectivity Ltd. ................. 8,516 $ 1,051,981
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class A ............ 44,616 1,575,837
Food Products — 0.6%
Mondelez International, Inc., Class A ...... 31,284 2,171,109
Nestle SA (Registered) ............... 19,053 2,156,724
4,327,833
Ground Transportation — 0.2%
Union Pacific Corp. ................. 7,092 1,444,144
Health Care Equipment & Supplies — 0.4%
EssilorLuxottica SA ................. 8,435 1,467,231
Medtronic plc ..................... 18,334 1,436,652
2,903,883
Health Care Providers & Services — 0.3%
UnitedHealth Group, Inc. .............. 4,260 2,147,849
Health Care REITs — 0.2%
Assura plc ....................... 533,202 275,057
Community Healthcare Trust, Inc. ........ 1,215 36,085
Healthpeak Properties, Inc. ............ 9,191 168,747
Omega Healthcare Investors, Inc. ........ 7,107 235,668
Physicians Realty Trust ............... 18,298 223,053
Target Healthcare REIT plc ............ 175,555 162,359
Ventas, Inc. ...................... 2,629 110,760
Welltower, Inc. ..................... 1,391 113,951
1,325,680
Household Durables — 0.2%
Taylor Wimpey plc .................. 1,037,672 1,479,907
Industrial REITs — 0.2%
ESR Kendall Square REIT Co. Ltd. ....... 52,189 146,122
Goodman Group ................... 12,559 172,132
LondonMetric Property plc ............. 58,459 121,901
Prologis, Inc. ...................... 3,176 356,379
Rexford Industrial Realty, Inc. .......... 4,328 213,587
Warehouses De Pauw CVA ............ 6,969 172,230
1,182,351
Insurance — 0.5%
Assurant, Inc. ..................... 8,114 1,165,008
Prudential plc ..................... 114,000 1,225,424
Zurich Insurance Group AG ............ 3,071 1,405,154
3,795,586
IT Services — 0.3%
Accenture plc, Class A ............... 6,641 2,039,517
NEXTDC Ltd.
(d)
.................... 21,871 173,052
SUNeVision Holdings Ltd. ............. 302,000 124,481
2,337,050
Life Sciences Tools & Services — 0.2%
Lonza Group AG (Registered) .......... 2,447 1,131,853
Machinery — 0.2%
Otis Worldwide Corp. ................ 17,786 1,428,394
Media — 0.0%
Learfield Communications LLC, (Acquired
09/13/23, cost $9,686)
(d)(e)(f)
.......... 771 28,527
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc. ...... 3,236 323,924
Boston Properties, Inc. ............... 3,032 180,343
Security
Shares
Shares Value
Office REITs (continued)
SL Green Realty Corp. ............... 3,751 $ 139,912
644,179
Oil, Gas & Consumable Fuels — 0.3%
Shell plc ......................... 50,080 1,612,220
Williams Cos., Inc. (The) .............. 20,890 703,784
2,316,004
Pharmaceuticals — 0.8%
AstraZeneca plc ................... 16,180 2,182,431
Novo Nordisk A/S, Class B ............ 16,338 1,487,595
Sanofi .......................... 18,477 1,983,973
5,653,999
Professional Services — 0.5%
NMG, Inc.
(d)
....................... 265 30,210
Paychex, Inc. ..................... 15,866 1,829,826
RELX plc ........................ 48,861 1,651,708
3,511,744
Real Estate Management & Development — 0.1%
CK Asset Holdings Ltd. ............... 36,000 189,093
Corp. Inmobiliaria Vesta SAB de CV, ADR .. 2,218 72,906
Hulic Co. Ltd. ..................... 9,100 81,598
VGP NV ......................... 786 72,912
Vonovia SE ....................... 5,633 134,957
551,466
Residential REITs — 0.1%
Sun Communities, Inc. ............... 2,220 262,715
UDR, Inc. ........................ 8,912 317,891
580,606
Retail REITs — 0.1%
Link REIT ........................ 54,000 264,035
Spirit Realty Capital, Inc. .............. 6,539 219,252
483,287
Semiconductors & Semiconductor Equipment — 0.5%
MediaTek, Inc. ..................... 60,000 1,371,772
Taiwan Semiconductor Manufacturing Co. Ltd. 115,000 1,875,218
3,246,990
Software — 0.7%
Microsoft Corp. .................... 10,639 3,359,264
Oracle Corp. ...................... 16,240 1,720,141
5,079,405
Specialized REITs — 0.2%
American Tower Corp. ............... 1,192 196,024
Crown Castle, Inc. .................. 2,041 187,833
Digital Realty Trust, Inc. .............. 1,124 136,027
EPR Properties .................... 5,169 214,720
Equinix, Inc. ...................... 172 124,917
VICI Properties, Inc. ................. 11,677 339,801
1,199,322
Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc. ....................... 14,414 2,467,821
Textiles, Apparel & Luxury Goods — 0.2%
Kering SA ........................ 1,823 828,304
LVMH Moet Hennessy Louis Vuitton SE .... 953 719,354
1,547,658
Tobacco — 0.3%
Philip Morris International, Inc. .......... 19,686 1,822,530

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Trading Companies & Distributors — 0.2%
Ferguson plc ...................... 7,085 $ 1,165,980
Total Common Stocks — 10.9%
(Cost: $79,848,170) .............................. 77,983,657
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.9%
Boeing Co. (The)
2.20%, 02/04/26 ................. USD 600 550,910
3.85%, 11/01/48 ................. 175 119,514
3.90%, 05/01/49 ................. 86 59,971
5.81%, 05/01/50 ................. 888 804,099
5.93%, 05/01/60 ................. 58 52,079
Bombardier, Inc.
(b)
7.50%, 03/15/25 ................. 4 3,983
7.13%, 06/15/26 ................. 92 89,135
7.88%, 04/15/27 ................. 73 71,230
6.00%, 02/15/28 ................. 83 75,297
7.50%, 02/01/29 ................. 97 92,050
7.45%, 05/01/34 ................. 100 113,284
BWX Technologies, Inc., 4.13%, 06/30/28
(b)
. 82 72,497
Castlelake Aviation Finance DAC, 5.00%,
04/15/27
(b)
.................... 5 4,567
General Dynamics Corp., 4.25%, 04/01/40 . 100 84,919
L3Harris Technologies, Inc.
3.83%, 04/27/25 ................. 75 72,763
3.85%, 12/15/26 ................. 200 189,396
4.40%, 06/15/28 ................. 1,001 947,202
2.90%, 12/15/29 ................. 250 212,876
5.40%, 07/31/33 ................. 135 129,772
5.05%, 04/27/45 ................. 50 43,530
5.60%, 07/31/53 ................. 25 23,379
Lockheed Martin Corp.
4.07%, 12/15/42 ................. 90 73,682
5.70%, 11/15/54 ................. 110 109,725
5.20%, 02/15/55 ................. 79 73,344
Northrop Grumman Corp.
3.25%, 01/15/28 ................. 100 91,708
3.85%, 04/15/45 ................. 100 74,456
4.03%, 10/15/47 ................. 90 68,888
5.25%, 05/01/50 ................. 50 46,106
Rolls-Royce plc, 5.75%, 10/15/27
(b)
...... 200 192,972
RTX Corp.
2.25%, 07/01/30 ................. 115 92,526
4.50%, 06/01/42 ................. 155 126,799
4.15%, 05/15/45 ................. 172 130,227
3.03%, 03/15/52 ................. 325 195,497
5.38%, 02/27/53 ................. 250 226,246
Spirit AeroSystems, Inc.
(b)
7.50%, 04/15/25 ................. 28 27,465
9.38%, 11/30/29 ................. 95 96,675
TransDigm, Inc.
6.25%, 03/15/26
(b)
................ 369 362,572
7.50%, 03/15/27 ................. 18 18,033
6.75%, 08/15/28
(b)
................ 466 458,772
6.88%, 12/15/30
(b)
................ 26 25,494
Triumph Group, Inc., 9.00%, 03/15/28
(b)
... 116 114,701
Wesco Aircraft Holdings, Inc., 9.00%,
11/15/26
(b)
.................... 92 8,740
6,427,081
Security
Par (000)
Par (000) Value
Air Freight & Logistics — 0.0%
FedEx Corp.
4.25%, 05/15/30 ................. USD 91 $ 84,073
4.55%, 04/01/46 ................. 195 154,368
Forward Air Corp., 9.50%, 10/15/31
(b)
..... 50 49,965
288,406
Automobile Components — 0.1%
Aptiv plc
3.25%, 03/01/32 ................. 89 72,966
5.40%, 03/15/49 ................. 25 20,603
3.10%, 12/01/51 ................. 233 133,195
Clarios Global LP
(b)
6.75%, 05/15/25 ................. 118 117,112
6.25%, 05/15/26 ................. 42 41,094
8.50%, 05/15/27 ................. 348 347,002
6.75%, 05/15/28 ................. 106 103,482
Dealer Tire LLC, 8.00%, 02/01/28
(b)
...... 16 15,000
Goodyear Tire & Rubber Co. (The)
9.50%, 05/31/25 ................. 14 14,210
5.00%, 07/15/29 ................. 5 4,307
5.63%, 04/30/33 ................. 47 38,465
Icahn Enterprises LP
6.25%, 05/15/26 ................. 58 53,884
5.25%, 05/15/27 ................. 59 51,860
4.38%, 02/01/29 ................. 60 47,980
Tenneco, Inc., 8.00%, 11/17/28
(b)
....... 25 20,344
1,081,504
Automobiles — 0.7%
BMW US Capital LLC
(b)
1.25%, 08/12/26 ................. 60 53,490
5.05%, 08/11/28 ................. 300 293,378
Ford Motor Co.
6.10%, 08/19/32 ................. 60 56,515
5.29%, 12/08/46 ................. 11 8,364
General Motors Co.
4.00%, 04/01/25 ................. 340 329,135
6.13%, 10/01/25 ................. 50 49,957
6.80%, 10/01/27 ................. 170 173,488
5.60%, 10/15/32 ................. 130 121,375
6.25%, 10/02/43 ................. 116 103,929
5.40%, 04/01/48 ................. 42 33,174
Hyundai Capital America
(b)
0.80%, 01/08/24 ................. 315 310,575
1.00%, 09/17/24 ................. 455 433,450
5.80%, 06/26/25 ................. 227 226,042
1.80%, 10/15/25 ................. 604 555,386
6.10%, 09/21/28 ................. 44 43,686
Mercedes-Benz Finance North America LLC
(b)
5.50%, 11/27/24 ................. 360 359,422
5.20%, 08/03/26 ................. 295 292,019
Nissan Motor Acceptance Co. LLC
(b)
1.85%, 09/16/26 ................. 746 649,029
2.75%, 03/09/28 ................. 60 50,220
7.05%, 09/15/28 ................. 490 489,915
Nissan Motor Co. Ltd., 4.35%, 09/17/27
(b)
.. 235 214,508
Volkswagen Group of America Finance LLC
(b)
3.95%, 06/06/25 ................. 328 317,203
1.25%, 11/24/25 ................. 200 181,561
5,345,821
Banks — 6.3%
Banco Bilbao Vizcaya Argentaria SA, (5-Year
USD Swap Semi + 3.87%), 6.13%
(a)(g)
... 800 660,278
Banco Nacional de Panama, 2.50%, 08/11/30
(b)
300 232,323
Bank of America Corp.
(1-day SOFR + 0.65%), 1.53%, 12/06/25
(a)
105 99,145

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(3-mo. CME Term SOFR + 1.07%), 3.37%,
01/23/26
(a)
................... USD 390 $ 374,923
(3-mo. CME Term SOFR + 0.90%), 2.02%,
02/13/26
(a)
................... 400 376,373
(1-day SOFR + 1.15%), 1.32%, 06/19/26
(a)
190 174,244
4.25%, 10/22/26 ................. 91 86,446
(1-day SOFR + 1.01%), 1.20%, 10/24/26
(a)
66 59,683
(1-day SOFR + 0.96%), 1.73%, 07/22/27
(a)
200 177,232
(1-day SOFR + 1.05%), 2.55%, 02/04/28
(a)
306 272,852
(3-mo. CME Term SOFR + 1.77%), 3.71%,
04/24/28
(a)
................... 150 138,149
(3-mo. CME Term SOFR + 1.63%), 3.59%,
07/21/28
(a)
................... 795 726,005
(1-day SOFR + 2.04%), 4.95%, 07/22/28
(a)
689 662,035
(1-day SOFR + 1.99%), 6.20%, 11/10/28
(a)
585 587,642
(3-mo. CME Term SOFR + 1.30%), 3.42%,
12/20/28
(a)
................... 1,160 1,040,576
(1-day SOFR + 1.06%), 2.09%, 06/14/29
(a)
150 125,570
(3-mo. CME Term SOFR + 1.47%), 3.97%,
02/07/30
(a)
................... 645 579,273
(3-mo. CME Term SOFR + 1.44%), 3.19%,
07/23/30
(a)
................... 300 256,432
(1-day SOFR + 2.15%), 2.59%, 04/29/31
(a)
295 237,059
(1-day SOFR + 1.32%), 2.69%, 04/22/32
(a)
280 220,064
(1-day SOFR + 1.21%), 2.57%, 10/20/32
(a)
125 96,049
(1-day SOFR + 1.33%), 2.97%, 02/04/33
(a)
912 719,162
Series L, 4.75%, 04/21/45 .......... 95 79,499
(1-day SOFR + 1.88%), 2.83%, 10/24/51
(a)
30 17,634
Bank of Ireland Group plc, (1-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.65%), 6.25%, 09/16/26
(a)(b)
......... 330 327,932
Bank of Montreal, 5.20%, 12/12/24 ...... 400 396,523
Barclays plc
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.80%), 1.01%,
12/10/24
(a)
................... 600 593,467
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.87%),
6.13%
(a)(g)
.................... 775 701,722
4.38%, 01/12/26 ................. 400 383,336
5.20%, 05/12/26 ................. 470 452,793
(1-day SOFR + 2.21%), 5.83%, 05/09/27
(a)
400 392,832
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.41%),
4.38%
(a)(g)
.................... 200 138,808
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.30%), 7.39%,
11/02/28
(a)
................... 200 205,193
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.43%),
8.00%
(a)(g)
.................... 730 655,132
(1-day SOFR + 2.22%), 6.49%, 09/13/29
(a)
960 952,150
(3-mo. LIBOR USD + 3.05%), 5.09%,
06/20/30
(a)
................... 400 357,475
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.00%), 5.75%,
08/09/33
(a)
................... 200 184,573
BNP Paribas SA
(b)
3.38%, 01/09/25 ................. 400 386,036
(3-mo. CME Term SOFR + 2.50%), 4.71%,
01/10/25
(a)
................... 200 199,006
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.35%),
8.50%
(a)(g)
.................... 235 229,906
Security
Par (000)
Par (000) Value
Banks (continued)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.34%),
4.63%
(a)(g)
.................... USD 1,750 $ 1,242,633
Citigroup, Inc.
(1-day SOFR + 2.84%), 3.11%, 04/08/26
(a)
449 428,487
3.40%, 05/01/26 ................. 225 211,332
3.20%, 10/21/26 ................. 100 92,323
(1-day SOFR + 0.77%), 1.12%, 01/28/27
(a)
132 117,628
(3-mo. CME Term SOFR + 1.82%), 3.89%,
01/10/28
(a)
................... 785 731,768
(1-day SOFR + 1.28%), 3.07%, 02/24/28
(a)
150 136,065
(3-mo. CME Term SOFR + 1.65%), 3.67%,
07/24/28
(a)
................... 125 114,664
(3-mo. CME Term SOFR + 1.41%), 3.52%,
10/27/28
(a)
................... 335 303,060
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.21%),
7.63%
(a)(g)
.................... 30 29,268
(1-day SOFR + 1.42%), 2.98%, 11/05/30
(a)
250 209,315
(1-day SOFR + 2.11%), 2.57%, 06/03/31
(a)
5 3,987
(1-day SOFR + 1.17%), 2.56%, 05/01/32
(a)
190 147,078
(1-day SOFR + 1.94%), 3.79%, 03/17/33
(a)
115 95,937
(1-day SOFR + 2.66%), 6.17%, 05/25/34
(a)
620 592,486
Commonwealth Bank of Australia, 1.13%,
06/15/26
(b)
.................... 87 77,490
Danske Bank A/S, (7-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.13%), 7.00%
(a)(c)(g)
.............. 725 688,750
Discover Bank, (USISOA05 + 1.73%), 5.97%,
08/09/28
(a)
.................... 375 343,137
Fifth Third Bancorp, (1-day SOFR + 2.34%),
6.34%, 07/27/29
(a)
............... 165 162,998
HSBC Holdings plc
4.25%, 03/14/24 ................. 225 223,037
(1-day SOFR + 0.58%), 1.16%, 11/22/24
(a)
200 198,118
(1-day SOFR + 0.71%), 0.98%, 05/24/25
(a)
235 226,404
(1-day SOFR + 1.43%), 3.00%, 03/10/26
(a)
200 190,592
(1-day SOFR + 1.54%), 1.65%, 04/18/26
(a)
254 236,073
(1-day SOFR + 3.03%), 7.34%, 11/03/26
(a)
395 403,206
(1-day SOFR + 1.57%), 5.89%, 08/14/27
(a)
380 375,364
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.86%),
8.00%
(a)(g)
.................... 200 196,955
(1-day SOFR + 3.35%), 7.39%, 11/03/28
(a)
600 620,725
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.65%),
4.60%
(a)(g)
.................... 260 196,480
(1-day SOFR + 4.25%), 8.11%, 11/03/33
(a)
515 541,591
(1-day SOFR + 2.39%), 6.25%, 03/09/34
(a)
445 434,921
HSBC USA, Inc., 5.63%, 03/17/25 ...... 200 198,816
ING Groep NV
(a)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.10%), 1.40%,
07/01/26
(b)
................... 200 183,833
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.86%),
3.88%
(g)
..................... 260 187,585
JPMorgan Chase & Co.
(3-mo. CME Term SOFR + 1.59%), 2.01%,
03/13/26
(a)
................... 60 56,500
2.95%, 10/01/26 ................. 130 120,368
(3-mo. CME Term SOFR + 0.70%), 1.04%,
02/04/27
(a)
................... 490 436,077
(1-day SOFR + 0.89%), 1.58%, 04/22/27
(a)
975 870,121
(1-day SOFR + 0.77%), 1.47%, 09/22/27
(a)
404 353,939

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(3-mo. CME Term SOFR + 1.64%), 3.54%,
05/01/28
(a)
................... USD 195 $ 179,301
(1-day SOFR + 1.89%), 2.18%, 06/01/28
(a)
320 280,387
(1-day SOFR + 1.99%), 4.85%, 07/25/28
(a)
200 192,793
(3-mo. CME Term SOFR + 1.38%), 4.01%,
04/23/29
(a)
................... 440 405,492
(1-day SOFR + 1.02%), 2.07%, 06/01/29
(a)
225 189,587
(1-day SOFR + 1.45%), 5.30%, 07/24/29
(a)
825 802,711
(3-mo. CME Term SOFR + 2.52%), 2.96%,
05/13/31
(a)
................... 100 82,162
(3-mo. CME Term SOFR + 1.62%), 3.88%,
07/24/38
(a)
................... 310 247,521
(3-mo. CME Term SOFR + 2.46%), 3.11%,
04/22/41
(a)
................... 535 371,822
(1-day SOFR + 1.46%), 3.16%, 04/22/42
(a)
155 106,501
4.85%, 02/01/44 ................. 65 56,616
4.95%, 06/01/45 ................. 160 136,785
Lloyds Banking Group plc
4.50%, 11/04/24 ................. 400 390,986
4.58%, 12/10/25 ................. 340 325,154
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.91%),
8.00%
(a)(g)
.................... 200 179,293
Mitsubishi UFJ Financial Group, Inc.
1.41%, 07/17/25 ................. 600 553,514
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.50%), 5.54%,
04/17/26
(a)
................... 200 198,243
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.67%), 1.64%,
10/13/27
(a)
................... 200 176,338
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.83%), 2.34%,
01/19/28
(a)
................... 200 177,912
3.96%, 03/02/28 ................. 85 79,742
3.20%, 07/18/29 ................. 200 173,719
2.05%, 07/17/30 ................. 200 155,815
National Australia Bank Ltd.
3.91%, 06/09/27 ................. 250 236,377
4.94%, 01/12/28 ................. 250 244,797
NatWest Group plc
(3-mo. LIBOR USD + 1.76%), 4.27%,
03/22/25
(a)
................... 440 435,287
4.80%, 04/05/26 ................. 200 193,179
PNC Financial Services Group, Inc. (The), (1-
day SOFR + 1.84%), 5.58%, 06/12/29
(a)
.. 200 194,023
Royal Bank of Canada
3.38%, 04/14/25 ................. 150 144,718
6.00%, 11/01/27 ................. 340 342,453
Santander UK Group Holdings plc, (3-mo.
LIBOR USD + 1.57%), 4.80%, 11/15/24
(a)
. 200 199,624
Santander UK plc, 5.00%, 11/07/23
(b)
..... 487 485,787
Societe Generale SA
(a)(b)(g)
(5-Year USD Swap Rate + 5.87%), 8.00% 400 390,577
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.51%), 5.38% 400 285,230
Sumitomo Mitsui Financial Group, Inc.
2.45%, 09/27/24 ................. 450 434,600
2.35%, 01/15/25 ................. 200 190,900
1.47%, 07/08/25 ................. 340 314,511
5.46%, 01/13/26 ................. 865 856,392
2.17%, 01/14/27 ................. 200 177,886
3.94%, 07/19/28 ................. 100 91,936
2.75%, 01/15/30 ................. 250 206,585
Toronto-Dominion Bank (The)
0.70%, 09/10/24 ................. 150 142,854
Security
Par (000)
Par (000) Value
Banks (continued)
5.53%, 07/17/26 ................. USD 380 $ 377,231
5.16%, 01/10/28 ................. 425 414,796
5.52%, 07/17/28 ................. 50 49,352
Truist Financial Corp., (1-day SOFR + 2.05%),
6.05%, 06/08/27
(a)
............... 670 662,712
UniCredit SpA, (5-Year USD Swap Semi +
5.18%), 8.00%
(a)(c)(g)
.............. 400 393,736
US Bancorp, (1-day SOFR + 2.02%), 5.78%,
06/12/29
(a)
.................... 225 219,010
Wells Fargo & Co.
(3-mo. CME Term SOFR + 1.01%), 2.16%,
02/11/26
(a)
................... 420 396,470
(1-day SOFR + 1.32%), 3.91%, 04/25/26
(a)
1,100 1,059,908
(1-day SOFR + 2.00%), 2.19%, 04/30/26
(a)
275 258,207
(1-day SOFR + 1.51%), 3.53%, 03/24/28
(a)
170 156,124
(1-day SOFR + 2.10%), 2.39%, 06/02/28
(a)
150 131,545
(1-day SOFR + 1.98%), 4.81%, 07/25/28
(a)
607 579,243
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.61%),
7.63%
(a)(g)
.................... 61 61,498
4.15%, 01/24/29 ................. 75 68,865
(1-day SOFR + 1.74%), 5.57%, 07/25/29
(a)
910 887,789
(1-day SOFR + 2.10%), 4.90%, 07/25/33
(a)
614 555,670
(1-day SOFR + 2.02%), 5.39%, 04/24/34
(a)
442 413,229
5.61%, 01/15/44 ................. 150 133,014
4.40%, 06/14/46 ................. 95 70,306
4.75%, 12/07/46 ................. 100 78,049
(3-mo. CME Term SOFR + 4.50%), 5.01%,
04/04/51
(a)
................... 225 189,052
Wells Fargo Bank NA, 5.45%, 08/07/26 ... 253 251,306
Westpac Banking Corp.
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.75%), 2.67%,
11/15/35
(a)
................... 210 157,328
3.13%, 11/18/41 ................. 122 74,973
45,204,166
Beverages — 0.2%
Anheuser-Busch Cos. LLC
4.70%, 02/01/36 ................. 45 41,244
4.90%, 02/01/46 ................. 967 842,783
Anheuser-Busch InBev Finance, Inc., 4.90%,
02/01/46 ..................... 115 100,227
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28 ................. 400 378,515
4.75%, 01/23/29 ................. 140 135,739
4.95%, 01/15/42 ................. 25 22,709
4.44%, 10/06/48 ................. 55 45,288
5.55%, 01/23/49 ................. 70 67,045
5.80%, 01/23/59 ................. 80 78,260
Keurig Dr Pepper, Inc.
4.42%, 05/25/25 ................. 32 31,296
4.50%, 04/15/52 ................. 80 63,141
1,806,247
Biotechnology — 0.8%
AbbVie, Inc.
2.60%, 11/21/24 ................. 465 448,288
3.80%, 03/15/25 ................. 290 281,894
3.60%, 05/14/25 ................. 554 535,415
3.20%, 05/14/26 ................. 90 85,012
2.95%, 11/21/26 ................. 650 603,207
3.20%, 11/21/29 ................. 310 273,559
4.05%, 11/21/39 ................. 210 171,806
4.70%, 05/14/45 ................. 100 85,187
4.45%, 05/14/46 ................. 230 187,898
4.88%, 11/14/48 ................. 150 131,083

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Biotechnology (continued)
Amgen, Inc.
2.60%, 08/19/26 ................. USD 175 $ 161,516
5.15%, 03/02/28 ................. 700 688,447
2.00%, 01/15/32 ................. 120 91,067
5.25%, 03/02/33 ................. 275 262,889
4.40%, 05/01/45 ................. 30 23,771
4.56%, 06/15/48 ................. 35 28,155
3.00%, 01/15/52 ................. 150 90,615
4.20%, 02/22/52 ................. 85 63,661
4.88%, 03/01/53 ................. 340 282,774
5.65%, 03/02/53 ................. 120 112,311
2.77%, 09/01/53 ................. 40 22,290
4.40%, 02/22/62 ................. 143 105,942
5.75%, 03/02/63 ................. 60 55,349
Gilead Sciences, Inc.
3.65%, 03/01/26 ................. 460 440,353
4.80%, 04/01/44 ................. 25 21,799
4.50%, 02/01/45 ................. 82 68,309
4.75%, 03/01/46 ................. 229 196,091
2.80%, 10/01/50 ................. 405 244,621
5.55%, 10/15/53 ................. 170 163,446
5,926,755
Broadline Retail — 0.2%
Alibaba Group Holding Ltd., 3.15%, 02/09/51 300 169,362
Amazon.com, Inc.
1.20%, 06/03/27 ................. 120 104,226
3.15%, 08/22/27 ................. 405 376,715
4.05%, 08/22/47 ................. 30 24,108
3.10%, 05/12/51 ................. 144 95,028
3.95%, 04/13/52 ................. 105 81,159
2.70%, 06/03/60 ................. 110 62,241
3.25%, 05/12/61 ................. 209 133,988
4.10%, 04/13/62 ................. 110 83,738
ANGI Group LLC, 3.88%, 08/15/28
(b)
..... 25 19,562
eBay, Inc., 5.95%, 11/22/27 ........... 33 33,313
Go Daddy Operating Co. LLC, 5.25%,
12/01/27
(b)
.................... 42 39,618
LCM Investments Holdings II LLC, 8.25%,
08/01/31
(b)
.................... 35 34,000
Match Group Holdings II LLC
(b)
4.63%, 06/01/28 ................. 54 48,412
5.63%, 02/15/29 ................. 27 24,907
NMG Holding Co., Inc., 7.13%, 04/01/26
(b)
.. 23 21,577
1,351,954
Building Products — 0.1%
(b)
Advanced Drainage Systems, Inc.
5.00%, 09/30/27 ................. 90 84,076
6.38%, 06/15/30 ................. 11 10,565
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28 ..................... 40 38,586
JELD-WEN, Inc., 4.63%, 12/15/25 ...... 27 25,925
Masonite International Corp.
5.38%, 02/01/28 ................. 23 21,393
3.50%, 02/15/30 ................. 29 23,563
New Enterprise Stone & Lime Co., Inc.
5.25%, 07/15/28 ................. 34 30,507
9.75%, 07/15/28 ................. 15 14,813
Smyrna Ready Mix Concrete LLC, 6.00%,
11/01/28 ..................... 103 95,116
Standard Industries, Inc.
5.00%, 02/15/27 ................. 49 45,421
4.75%, 01/15/28 ................. 4 3,608
4.38%, 07/15/30 ................. 48 39,753
3.38%, 01/15/31 ................. 30 23,189
Security
Par (000)
Par (000) Value
Building Products (continued)
Summit Materials LLC, 5.25%, 01/15/29 ... USD 16 $ 14,528
471,043
Capital Markets — 3.0%
AerCap Ireland Capital DAC
6.10%, 01/15/27 ................. 415 412,968
5.75%, 06/06/28 ................. 585 571,528
AG TTMT Escrow Issuer LLC, 8.63%,
09/30/27
(b)
.................... 23 23,141
Ares Capital Corp., 7.00%, 01/15/27 ..... 20 20,000
Bank of New York Mellon Corp. (The), (1-day
SOFR + 1.15%), 3.99%, 06/13/28
(a)
.... 324 305,451
Blackstone Private Credit Fund
7.05%, 09/29/25 ................. 21 21,032
3.25%, 03/15/27 ................. 67 58,199
Blue Owl Capital Corp.
3.75%, 07/22/25 ................. 59 55,279
3.40%, 07/15/26 ................. 12 10,759
Blue Owl Credit Income Corp., 5.50%, 03/21/25 25 24,183
Charles Schwab Corp. (The)
3.63%, 04/01/25 ................. 200 193,461
5.88%, 08/24/26 ................. 590 588,057
3.20%, 03/02/27 ................. 155 141,942
3.30%, 04/01/27 ................. 100 91,724
(1-day SOFR + 2.01%), 6.14%, 08/24/34
(a)
135 131,322
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
............... 53 46,337
Credit Suisse AG
4.75%, 08/09/24 ................. 288 283,907
3.70%, 02/21/25 ................. 500 481,982
2.95%, 04/09/25 ................. 400 380,078
7.50%, 02/15/28 ................. 846 884,938
Deutsche Bank AG
(a)
(1-day SOFR + 1.13%), 1.45%, 04/01/25 555 539,517
Series 2020, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.52%), 6.00%
(g)
............... 800 624,392
(1-day SOFR + 3.19%), 6.12%, 07/14/26 150 148,386
(1-day SOFR + 1.87%), 2.13%, 11/24/26 150 135,653
(1-day SOFR + 1.32%), 2.55%, 01/07/28 240 209,438
(1-day SOFR + 3.18%), 6.72%, 01/18/29 405 402,593
(1-day SOFR + 3.65%), 7.08%, 02/10/34 215 194,304
Goldman Sachs Group, Inc. (The)
5.70%, 11/01/24 ................. 400 398,471
3.50%, 04/01/25 ................. 470 452,550
(3-mo. CME Term SOFR + 1.46%), 3.27%,
09/29/25
(a)
................... 345 334,303
(1-day SOFR + 0.61%), 0.86%, 02/12/26
(a)
100 92,672
(1-day SOFR + 1.08%), 5.80%, 08/10/26
(a)
402 398,926
3.50%, 11/16/26 ................. 245 227,853
(1-day SOFR + 0.79%), 1.09%, 12/09/26
(a)
100 89,473
(1-day SOFR + 0.80%), 1.43%, 03/09/27
(a)
560 498,562
(1-day SOFR + 1.73%), 4.48%, 08/23/28
(a)
50 47,325
(3-mo. CME Term SOFR + 1.42%), 3.81%,
04/23/29
(a)
................... 75 68,103
(3-mo. CME Term SOFR + 1.56%), 4.22%,
05/01/29
(a)
................... 275 254,383
(1-day SOFR + 1.28%), 2.62%, 04/22/32
(a)
285 222,607
(1-day SOFR + 1.25%), 2.38%, 07/21/32
(a)
100 76,159
(1-day SOFR + 1.26%), 2.65%, 10/21/32
(a)
250 192,967
6.13%, 02/15/33 ................. 90 91,838
6.45%, 05/01/36 ................. 75 74,575
Intercontinental Exchange, Inc.
3.10%, 09/15/27 ................. 80 73,335
4.00%, 09/15/27 ................. 184 173,906
4.25%, 09/21/48 ................. 157 122,705

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
5.20%, 06/15/62 ................. USD 42 $ 36,732
Lehman Brothers Holdings, Inc., 6.88%,
07/17/37
(d)(f)(h)
.................. 203 —
Morgan Stanley
(a)
(1-day SOFR + 1.16%), 3.62%, 04/17/25 335 329,726
(1-day SOFR + 1.15%), 2.72%, 07/22/25 454 440,598
(1-day SOFR + 1.99%), 2.19%, 04/28/26 5 4,697
(1-day SOFR + 0.72%), 0.99%, 12/10/26 300 267,646
(1-day SOFR + 0.88%), 1.59%, 05/04/27 1,110 987,989
(1-day SOFR + 0.86%), 1.51%, 07/20/27 705 622,932
(1-day SOFR + 1.00%), 2.48%, 01/21/28 250 222,905
(1-day SOFR + 1.61%), 4.21%, 04/20/28 1,200 1,128,337
3.59%, 07/22/28 ................. 75 68,428
(1-day SOFR + 1.73%), 5.12%, 02/01/29 410 394,836
(1-day SOFR + 1.59%), 5.16%, 04/20/29 445 428,114
(1-day SOFR + 1.63%), 5.45%, 07/20/29 375 365,426
(3-mo. CME Term SOFR + 1.89%), 4.43%,
01/23/30 .................... 205 189,655
(1-day SOFR + 3.12%), 3.62%, 04/01/31 165 142,143
(1-day SOFR + 1.02%), 1.93%, 04/28/32 60 44,568
(1-day SOFR + 1.29%), 2.94%, 01/21/33 105 82,688
(1-day SOFR + 1.49%), 3.22%, 04/22/42 55 37,895
(1-day SOFR + 1.43%), 2.80%, 01/25/52 40 23,287
Nasdaq, Inc.
5.35%, 06/28/28 ................. 250 245,432
5.55%, 02/15/34 ................. 172 164,166
Nomura Holdings, Inc., 5.71%, 01/09/26 ... 200 197,884
Northern Trust Corp., 6.13%, 11/02/32 .... 22 21,723
S&P Global, Inc.
5.25%, 09/15/33
(b)
................ 125 121,841
3.25%, 12/01/49 ................. 56 37,016
State Street Corp., (3-mo. CME Term SOFR +
1.26%), 6.67%, 06/15/47
(a)
.......... 1,788 1,468,092
UBS Group AG
(a)(b)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.40%),
4.88%
(g)
..................... 520 435,350
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.05%), 4.70%,
08/05/27 .................... 700 671,238
(1-day SOFR + 5.02%), 9.02%, 11/15/33 1,025 1,183,685
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.00%), 6.30%,
09/22/34 .................... 340 332,064
21,568,377
Chemicals — 0.5%
Air Products & Chemicals, Inc., 1.50%,
10/15/25 ..................... 20 18,498
Ashland, Inc., 3.38%, 09/01/31
(b)
........ 17 13,220
Avient Corp., 7.13%, 08/01/30
(b)
........ 36 35,366
Axalta Coating Systems LLC, 3.38%,
02/15/29
(b)
.................... 150 124,889
Celanese US Holdings LLC
6.35%, 11/15/28 ................. 23 22,711
6.55%, 11/15/30 ................. 20 19,573
6.70%, 11/15/33 ................. 27 26,282
Chemours Co. (The)
(b)
5.75%, 11/15/28 ................. 22 19,094
4.63%, 11/15/29 ................. 12 9,653
DuPont de Nemours, Inc.
5.32%, 11/15/38 ................. 110 102,894
5.42%, 11/15/48 ................. 14 12,830
Eastman Chemical Co.
5.75%, 03/08/33 ................. 380 363,085
4.80%, 09/01/42 ................. 65 52,301
Security
Par (000)
Par (000) Value
Chemicals (continued)
Ecolab, Inc., 2.70%, 12/15/51 ......... USD 190 $ 111,007
Element Solutions, Inc., 3.88%, 09/01/28
(b)
. 200 172,597
Gates Global LLC, 6.25%, 01/15/26
(b)
..... 32 31,184
Herens Holdco SARL, 4.75%, 05/15/28
(b)
.. 200 155,293
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
... 75 70,834
Ingevity Corp., 3.88%, 11/01/28
(b)
....... 26 21,437
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(a)(b)
70 51,100
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(b)
.. 24 19,954
LYB International Finance III LLC, 1.25%,
10/01/25 ..................... 241 219,597
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
25 22,930
Nutrien Ltd.
5.90%, 11/07/24 ................. 65 64,818
4.90%, 03/27/28 ................. 245 236,625
5.80%, 03/27/53 ................. 35 32,150
PPG Industries, Inc., 1.20%, 03/15/26 .... 45 40,387
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 ................. 10 7,640
4.38%, 02/01/32 ................. 10 7,507
Sherwin-Williams Co. (The)
3.13%, 06/01/24 ................. 800 784,943
4.25%, 08/08/25 ................. 116 112,802
2.30%, 05/15/30 ................. 45 36,615
4.50%, 06/01/47 ................. 100 79,967
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(b)
.................... 57 45,681
WR Grace Holdings LLC
(b)
4.88%, 06/15/27 ................. 10 9,175
5.63%, 08/15/29 ................. 195 157,706
7.38%, 03/01/31 ................. 27 26,176
3,338,521
Commercial Services & Supplies — 0.3%
ADT Security Corp. (The), 4.88%, 07/15/32
(b)
15 12,525
Allied Universal Holdco LLC
(b)
9.75%, 07/15/27 ................. 12 10,733
4.63%, 06/01/28 ................. 407 338,545
6.00%, 06/01/29 ................. 200 149,097
APi Group DE, Inc.
(b)
4.13%, 07/15/29 ................. 22 18,488
4.75%, 10/15/29 ................. 17 14,874
APX Group, Inc.
(b)
6.75%, 02/15/27 ................. 33 31,687
5.75%, 07/15/29 ................. 53 44,659
Aramark Services, Inc.
(b)
5.00%, 04/01/25 ................. 26 25,556
6.38%, 05/01/25 ................. 61 61,973
5.00%, 02/01/28 ................. 57 52,715
Clean Harbors, Inc.
(b)
4.88%, 07/15/27 ................. 28 26,386
6.38%, 02/01/31 ................. 20 19,447
Covanta Holding Corp., 4.88%, 12/01/29
(b)
. 67 54,967
Garda World Security Corp.
(b)
4.63%, 02/15/27 ................. 56 51,243
9.50%, 11/01/27 ................. 10 9,561
7.75%, 02/15/28 ................. 59 57,844
GFL Environmental, Inc.
(b)
4.25%, 06/01/25 ................. 21 20,181
3.75%, 08/01/25 ................. 26 24,645
5.13%, 12/15/26 ................. 24 22,862
3.50%, 09/01/28 ................. 65 55,959
4.75%, 06/15/29 ................. 94 83,557
4.38%, 08/15/29 ................. 65 56,460
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
.................... 27 26,460
Madison IAQ LLC, 5.88%, 06/30/29
(b)
..... 165 132,865

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Neptune Bidco US, Inc., 9.29%, 04/15/29
(b)
. USD 45 $ 40,739
Prime Security Services Borrower LLC
(b)
5.25%, 04/15/24 ................. 18 17,877
5.75%, 04/15/26 ................. 22 21,344
6.25%, 01/15/28 ................. 66 61,127
Republic Services, Inc.
0.88%, 11/15/25 ................. 40 36,188
4.88%, 04/01/29 ................. 199 193,400
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
... 122 113,921
Williams Scotsman, Inc., 7.38%, 10/01/31
(b)
. 42 41,771
1,929,656
Communications Equipment — 0.1%
CommScope Technologies LLC, 6.00%,
06/15/25
(b)
.................... 3 2,856
CommScope, Inc.
(b)
6.00%, 03/01/26 ................. 26 24,264
4.75%, 09/01/29 ................. 69 50,753
Motorola Solutions, Inc.
4.60%, 02/23/28 ................. 125 119,534
5.60%, 06/01/32 ................. 4 3,826
5.50%, 09/01/44 ................. 6 5,260
Viasat, Inc.
(b)
5.63%, 09/15/25 ................. 117 108,079
5.63%, 04/15/27 ................. 64 55,447
7.50%, 05/30/31 ................. 8 5,284
Viavi Solutions, Inc., 3.75%, 10/01/29
(b)
... 32 26,013
401,316
Construction & Engineering — 0.0%
(b)
Arcosa, Inc., 4.38%, 04/15/29 ......... 67 58,471
Brand Industrial Services, Inc., 10.38%,
08/01/30 ..................... 210 210,323
Dycom Industries, Inc., 4.50%, 04/15/29 ... 35 30,275
299,069
Consumer Finance — 1.5%
AerCap Ireland Capital DAC
3.50%, 01/15/25 ................. 910 877,836
4.45%, 10/01/25 ................. 270 259,898
Ally Financial, Inc., 5.75%, 11/20/25 ..... 234 227,298
American Express Co.
3.95%, 08/01/25 ................. 726 702,308
3.13%, 05/20/26 ................. 175 164,833
2.55%, 03/04/27 ................. 345 311,059
American Honda Finance Corp.
5.25%, 07/07/26 ................. 500 496,910
1.30%, 09/09/26 ................. 125 110,909
Capital One Financial Corp.
3.75%, 04/24/24 ................. 230 226,715
(1-day SOFR + 0.69%), 1.34%, 12/06/24
(a)
430 424,806
4.25%, 04/30/25 ................. 185 179,174
(1-day SOFR + 1.37%), 4.17%, 05/09/25
(a)
215 211,048
(1-day SOFR + 1.29%), 2.64%, 03/03/26
(a)
562 530,398
(1-day SOFR + 0.86%), 1.88%, 11/02/27
(a)
35 30,459
3.80%, 01/31/28 ................. 375 338,218
(1-day SOFR + 2.08%), 5.47%, 02/01/29
(a)
425 404,558
(1-day SOFR + 2.64%), 6.31%, 06/08/29
(a)
135 131,935
(1-day SOFR + 1.34%), 2.36%, 07/29/32
(a)
175 119,920
(1-day SOFR + 1.27%), 2.62%, 11/02/32
(a)
25 18,319
(1-day SOFR + 2.60%), 5.82%, 02/01/34
(a)
365 328,938
(1-day SOFR + 2.86%), 6.38%, 06/08/34
(a)
225 212,336
Ford Motor Credit Co. LLC
5.58%, 03/18/24 ................. 400 397,455
3.38%, 11/13/25 ................. 255 236,593
2.70%, 08/10/26 ................. 200 178,473
6.80%, 05/12/28 ................. 595 594,312
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
7.35%, 03/06/30 ................. USD 200 $ 202,536
General Motors Financial Co., Inc.
4.00%, 01/15/25 ................. 50 48,561
4.35%, 04/09/25 ................. 535 520,177
4.30%, 07/13/25 ................. 35 33,785
1.25%, 01/08/26 ................. 40 35,751
4.35%, 01/17/27 ................. 480 451,838
6.00%, 01/09/28 ................. 155 153,103
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50%
Cash or 7.25% PIK), 09/15/24
(b)(i)
...... 38 35,997
John Deere Capital Corp.
5.15%, 09/08/26 ................. 250 249,212
4.95%, 07/14/28 ................. 195 192,307
Macquarie Airfinance Holdings Ltd.
(b)
8.38%, 05/01/28 ................. 14 14,193
8.13%, 03/30/29 ................. 24 24,032
Navient Corp.
5.88%, 10/25/24 ................. 2 1,968
5.50%, 03/15/29 ................. 5 4,200
9.38%, 07/25/30 ................. 20 19,725
OneMain Finance Corp.
6.88%, 03/15/25 ................. 10 9,921
7.13%, 03/15/26 ................. 38 37,217
6.63%, 01/15/28 ................. 27 24,912
9.00%, 01/15/29 ................. 9 8,971
5.38%, 11/15/29 ................. 35 29,312
4.00%, 09/15/30 ................. 46 34,516
SLM Corp., 3.13%, 11/02/26 .......... 44 38,165
Synchrony Financial
4.25%, 08/15/24 ................. 200 195,321
4.88%, 06/13/25 ................. 3 2,876
4.50%, 07/23/25 ................. 72 68,562
3.95%, 12/01/27 ................. 90 79,108
Toyota Motor Credit Corp.
1.15%, 08/13/27 ................. 275 235,637
1.65%, 01/10/31 ................. 181 139,807
10,606,418
Consumer Staples Distribution & Retail — 0.2%
(b)
7-Eleven, Inc., 0.95%, 02/10/26 ........ 817 730,966
Albertsons Cos., Inc.
3.25%, 03/15/26 ................. 102 94,479
4.63%, 01/15/27 ................. 4 3,777
5.88%, 02/15/28 ................. 16 15,400
6.50%, 02/15/28 ................. 20 19,767
3.50%, 03/15/29 ................. 47 40,071
4.88%, 02/15/30 ................. 36 32,437
Performance Food Group, Inc., 4.25%,
08/01/29 ..................... 41 35,417
United Natural Foods, Inc., 6.75%, 10/15/28 28 21,345
US Foods, Inc.
6.88%, 09/15/28 ................. 27 26,943
4.75%, 02/15/29 ................. 25 22,344
4.63%, 06/01/30 ................. 37 32,146
7.25%, 01/15/32 ................. 32 31,968
1,107,060
Containers & Packaging — 0.5%
ARD Finance SA, 6.50%, 06/30/27
(b)
..... 200 150,888
Ardagh Metal Packaging Finance USA LLC
(b)
6.00%, 06/15/27 ................. 200 192,194
4.00%, 09/01/29 ................. 200 156,514
Ball Corp., 6.00%, 06/15/29 .......... 25 24,270
Berry Global, Inc.
1.57%, 01/15/26 ................. 596 538,745
1.65%, 01/15/27 ................. 125 107,440

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Clydesdale Acquisition Holdings, Inc.
(b)
6.63%, 04/15/29 ................. USD 132 $ 122,732
8.75%, 04/15/30 ................. 78 66,897
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 18 18,270
Graham Packaging Co., Inc., 7.13%, 08/15/28
(b)
10 8,378
Graphic Packaging International LLC
(b)
4.75%, 07/15/27 ................. 15 14,139
3.50%, 03/15/28 ................. 23 20,179
LABL, Inc.
(b)
5.88%, 11/01/28 ................. 40 35,909
9.50%, 11/01/28 ................. 61 62,525
Mauser Packaging Solutions Holding Co.
(b)
7.88%, 08/15/26 ................. 441 425,449
9.25%, 04/15/27 ................. 12 10,489
Owens-Brockway Glass Container, Inc.
(b)
6.63%, 05/13/27 ................. 6 5,849
7.25%, 05/15/31 ................. 30 29,325
Sealed Air Corp.
(b)
6.13%, 02/01/28 ................. 30 29,055
5.00%, 04/15/29 ................. 7 6,294
Sonoco Products Co., 2.25%, 02/01/27 ... 135 119,789
Trident TPI Holdings, Inc., 12.75%, 12/31/28
(b)
15 15,675
Trivium Packaging Finance BV
(b)(j)
5.50%, 08/15/26 ................. 200 186,487
8.50%, 08/15/27 ................. 200 182,777
WRKCo, Inc.
3.75%, 03/15/25 ................. 615 597,046
4.65%, 03/15/26 ................. 315 305,237
3,432,552
Distributors — 0.0%
(b)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 ............. 24 20,000
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 55 52,235
Resideo Funding, Inc., 4.00%, 09/01/29 ... 23 18,896
Ritchie Bros Holdings, Inc., 6.75%, 03/15/28 11 10,975
102,106
Diversified Consumer Services — 0.2%
Johns Hopkins University, Series A, 4.71%,
07/01/32 ..................... 445 427,577
Metis Merger Sub LLC, 6.50%, 05/15/29
(b)
.. 29 24,497
Northwestern University, 4.64%, 12/01/44 .. 105 94,085
Service Corp. International, 4.00%, 05/15/31 99 81,277
Sotheby's, 7.38%, 10/15/27
(b)
.......... 355 326,748
Trustees of Boston University, Series CC,
4.06%, 10/01/48 ................ 21 16,737
University of Miami, Series 2022, 4.06%,
04/01/52 ..................... 75 57,298
University of Southern California, Series 2017,
3.84%, 10/01/47 ................ 85 65,808
1,094,027
Diversified REITs — 0.5%
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
.. 28 21,679
GLP Capital LP
4.00%, 01/15/30 ................. 115 97,526
3.25%, 01/15/32 ................. 32 24,835
HAT Holdings I LLC, 3.38%, 06/15/26
(b)
... 46 40,886
Invitation Homes Operating Partnership LP,
5.50%, 08/15/33 ................ 390 364,019
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(b)
...... 28 23,014
Mid-America Apartments LP, 3.60%, 06/01/27 95 88,870
Prologis LP
4.88%, 06/15/28 ................. 360 350,771
5.13%, 01/15/34 ................. 503 475,016
Security
Par (000)
Par (000) Value
Diversified REITs (continued)
RHP Hotel Properties LP, 7.25%, 07/15/28
(b)
USD 46 $ 45,195
Simon Property Group LP, 5.50%, 03/08/33 . 285 270,396
VICI Properties LP
5.63%, 05/01/24
(b)
................ 300 298,101
3.50%, 02/15/25
(b)
................ 540 516,661
4.38%, 05/15/25 ................. 30 28,996
4.63%, 06/15/25
(b)
................ 12 11,588
4.75%, 02/15/28 ................. 200 187,054
4.95%, 02/15/30 ................. 85 77,772
4.13%, 08/15/30
(b)
................ 340 289,129
5.13%, 05/15/32 ................. 416 372,351
5.63%, 05/15/52 ................. 42 34,780
3,618,639
Diversified Telecommunication Services — 0.9%
Altice France SA, 5.13%, 07/15/29
(b)
..... 380 270,144
AT&T, Inc.
1.70%, 03/25/26 ................. 144 130,657
3.80%, 02/15/27 ................. 200 187,938
4.35%, 03/01/29 ................. 140 130,287
2.55%, 12/01/33 ................. 23 16,893
4.50%, 05/15/35 ................. 555 473,400
4.85%, 03/01/39 ................. 100 84,617
3.50%, 06/01/41 ................. 200 138,946
4.65%, 06/01/44 ................. 17 13,338
3.65%, 06/01/51 ................. 155 99,943
3.55%, 09/15/55 ................. 220 134,675
3.80%, 12/01/57 ................. 71 44,980
CCO Holdings LLC
(b)
5.00%, 02/01/28 ................. 34 30,877
6.38%, 09/01/29 ................. 113 105,368
4.75%, 03/01/30 ................. 28 23,505
7.38%, 03/01/31 ................. 269 259,808
4.75%, 02/01/32 ................. 92 73,600
4.25%, 01/15/34 ................. 70 51,539
Frontier Communications Holdings LLC
(b)
5.88%, 10/15/27 ................. 75 68,210
5.00%, 05/01/28 ................. 86 73,429
8.75%, 05/15/30 ................. 153 145,270
Iliad Holding SASU, 7.00%, 10/15/28
(b)
.... 200 182,055
Level 3 Financing, Inc.
(b)
3.40%, 03/01/27 ................. 113 105,811
4.63%, 09/15/27 ................. 124 89,177
3.63%, 01/15/29 ................. 10 5,600
10.50%, 05/15/30 ................ 106 106,698
Lumen Technologies, Inc., 4.00%, 02/15/27
(b)
49 32,264
Sprint Capital Corp., 6.88%, 11/15/28 ..... 625 645,310
Telecom Italia Capital SA
6.38%, 11/15/33 ................. 5 4,336
6.00%, 09/30/34 ................. 35 29,182
7.20%, 07/18/36 ................. 23 20,465
7.72%, 06/04/38 ................. 18 16,470
Telefonica Emisiones SA
4.10%, 03/08/27 ................. 150 141,344
5.52%, 03/01/49 ................. 150 123,458
Uniti Group LP, 10.50%, 02/15/28
(b)
...... 99 96,966
Verizon Communications, Inc.
3.00%, 03/22/27 ................. 380 348,650
2.10%, 03/22/28 ................. 100 85,894
1.50%, 09/18/30 ................. 100 75,859
2.55%, 03/21/31 ................. 68 54,144
2.36%, 03/15/32 ................. 855 652,329
4.40%, 11/01/34 ................. 150 130,068
2.65%, 11/20/40 ................. 250 158,255
3.40%, 03/22/41 ................. 410 290,666
2.85%, 09/03/41 ................. 130 84,043

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
2.99%, 10/30/56 ................. USD 100 $ 55,509
Zayo Group Holdings, Inc.
(b)
4.00%, 03/01/27 ................. 319 236,662
6.13%, 03/01/28 ................. 89 57,202
6,385,841
Electric Utilities — 2.7%
Alabama Power Co.
3.94%, 09/01/32 ................. 216 190,397
3.75%, 03/01/45 ................. 15 10,878
Alexander Funding Trust II, 7.47%, 07/31/28
(b)
100 100,131
American Electric Power Co., Inc., 5.70%,
08/15/25
(a)
.................... 500 497,437
Baltimore Gas & Electric Co.
4.25%, 09/15/48 ................. 50 38,504
3.20%, 09/15/49 ................. 50 32,201
2.90%, 06/15/50 ................. 132 78,637
CenterPoint Energy Houston Electric LLC
Series AG, 3.00%, 03/01/32 ......... 100 82,764
4.95%, 04/01/33 ................. 80 75,941
Clearway Energy Operating LLC, 3.75%,
02/15/31
(b)
.................... 3 2,366
Duke Energy Carolinas LLC
6.10%, 06/01/37 ................. 24 23,813
3.75%, 06/01/45 ................. 100 71,815
3.70%, 12/01/47 ................. 60 42,791
3.95%, 03/15/48 ................. 161 118,358
3.20%, 08/15/49 ................. 248 158,937
3.45%, 04/15/51 ................. 25 16,732
Duke Energy Corp.
5.00%, 12/08/25 ................. 200 197,191
2.65%, 09/01/26 ................. 560 515,098
5.00%, 12/08/27 ................. 150 146,435
2.55%, 06/15/31 ................. 100 79,290
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.32%), 3.25%,
01/15/82
(a)
................... 335 246,811
Duke Energy Florida LLC
2.50%, 12/01/29 ................. 395 334,818
1.75%, 06/15/30 ................. 140 110,169
2.40%, 12/15/31 ................. 14 11,069
6.40%, 06/15/38 ................. 92 95,130
5.65%, 04/01/40 ................. 50 47,351
Duke Energy Progress LLC
3.45%, 03/15/29 ................. 313 283,806
4.10%, 05/15/42 ................. 150 116,281
4.10%, 03/15/43 ................. 25 19,274
2.50%, 08/15/50 ................. 71 38,769
5.35%, 03/15/53 ................. 170 154,515
Edison International
4.70%, 08/15/25 ................. 390 379,509
5.75%, 06/15/27 ................. 208 206,075
5.25%, 11/15/28 ................. 280 269,400
6.95%, 11/15/29 ................. 158 162,947
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.86%), 8.13%,
06/15/53
(a)
................... 75 75,075
Emera US Finance LP, 0.83%, 06/15/24 ... 265 254,557
Enel Finance International NV, 1.38%,
07/12/26
(b)
.................... 465 410,640
Eversource Energy
Series H, 3.15%, 01/15/25 .......... 250 241,752
4.75%, 05/15/26 ................. 135 131,967
5.45%, 03/01/28 ................. 395 390,423
Exelon Corp.
3.40%, 04/15/26 ................. 100 94,715
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
2.75%, 03/15/27 ................. USD 40 $ 36,323
5.15%, 03/15/28 ................. 200 196,273
4.05%, 04/15/30 ................. 35 31,500
4.70%, 04/15/50 ................. 59 47,154
FirstEnergy Corp.
Series B, 4.15%, 07/15/27
(j)
......... 185 171,952
2.65%, 03/01/30 ................. 210 171,162
Series C, 5.10%, 07/15/47
(a)(j)
........ 18 15,276
Series C, 3.40%, 03/01/50 .......... 10 6,216
FirstEnergy Transmission LLC, 4.35%,
01/15/25
(b)
.................... 205 200,102
Florida Power & Light Co.
5.96%, 04/01/39 ................. 50 50,076
4.13%, 02/01/42 ................. 120 96,734
3.70%, 12/01/47 ................. 25 18,211
3.15%, 10/01/49 ................. 60 39,055
2.88%, 12/04/51 ................. 97 58,724
Georgia Power Co., 4.70%, 05/15/32 ..... 480 444,726
Interstate Power & Light Co.
3.25%, 12/01/24 ................. 100 96,869
3.50%, 09/30/49 ................. 25 16,286
MidAmerican Energy Co.
3.65%, 04/15/29 ................. 225 205,571
4.25%, 07/15/49 ................. 39 30,451
Mid-Atlantic Interstate Transmission LLC,
4.10%, 05/15/28
(b)
............... 175 162,852
NextEra Energy Capital Holdings, Inc.
4.20%, 06/20/24 ................. 775 764,672
6.05%, 03/01/25 ................. 85 85,129
5.75%, 09/01/25 ................. 235 234,340
1.88%, 01/15/27 ................. 140 123,967
3.55%, 05/01/27 ................. 300 279,360
4.63%, 07/15/27 ................. 350 337,350
1.90%, 06/15/28 ................. 226 191,231
2.25%, 06/01/30 ................. 100 80,057
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.55%), 3.80%,
03/15/82
(a)
................... 1,032 873,591
NextEra Energy Operating Partners LP
(b)
4.25%, 09/15/24 ................. 4 3,830
3.88%, 10/15/26 ................. 16 14,487
Northern States Power Co.
2.90%, 03/01/50 ................. 74 45,293
2.60%, 06/01/51 ................. 48 27,141
4.50%, 06/01/52 ................. 140 113,736
NRG Energy, Inc.
(b)
2.45%, 12/02/27 ................. 173 146,647
7.00%, 03/15/33 ................. 30 28,985
Ohio Power Co.
Series P, 2.60%, 04/01/30 .......... 191 158,157
5.00%, 06/01/33 ................. 220 206,421
4.00%, 06/01/49 ................. 120 87,458
Series R, 2.90%, 10/01/51 .......... 120 71,129
Oncor Electric Delivery Co. LLC
4.30%, 05/15/28
(b)
................ 210 200,517
2.75%, 05/15/30 ................. 132 111,187
4.10%, 11/15/48 ................. 116 88,865
2.70%, 11/15/51 ................. 150 85,470
Pacific Gas & Electric Co.
3.40%, 08/15/24 ................. 190 185,435
3.45%, 07/01/25 ................. 274 259,925
3.30%, 12/01/27 ................. 140 123,696
3.30%, 12/01/27 ................. 150 132,531
3.00%, 06/15/28 ................. 150 128,683
4.50%, 07/01/40 ................. 50 37,205

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
4.45%, 04/15/42 ................. USD 85 $ 60,721
4.00%, 12/01/46 ................. 46 29,154
4.95%, 07/01/50 ................. 372 277,277
3.50%, 08/01/50 ................. 175 104,179
5.25%, 03/01/52 ................. 130 100,190
6.70%, 04/01/53 ................. 140 131,482
PacifiCorp
2.90%, 06/15/52 ................. 175 96,321
5.35%, 12/01/53 ................. 216 179,274
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
.................... 73 63,400
PECO Energy Co.
4.90%, 06/15/33 ................. 273 259,705
2.85%, 09/15/51 ................. 35 20,716
4.38%, 08/15/52 ................. 108 86,357
Public Service Co. of Colorado
3.80%, 06/15/47 ................. 60 42,202
Series 36, 2.70%, 01/15/51 ......... 25 13,984
Public Service Electric & Gas Co.
3.00%, 05/15/27 ................. 90 83,318
4.90%, 12/15/32 ................. 395 378,801
4.65%, 03/15/33 ................. 194 182,355
2.05%, 08/01/50 ................. 46 23,491
3.00%, 03/01/51 ................. 149 93,126
Southern California Edison Co.
Series E, 3.70%, 08/01/25 .......... 25 24,045
5.95%, 11/01/32 ................. 104 103,722
4.00%, 04/01/47 ................. 46 33,261
Series C, 4.13%, 03/01/48 .......... 9 6,664
Series B, 4.88%, 03/01/49 .......... 65 53,106
3.65%, 02/01/50 ................. 62 41,856
Series 20A, 2.95%, 02/01/51 ........ 75 44,327
Series H, 3.65%, 06/01/51 .......... 135 89,591
3.45%, 02/01/52 ................. 100 63,757
Series E, 5.45%, 06/01/52 .......... 155 136,758
5.70%, 03/01/53 ................. 100 91,875
Southern Co. (The)
4.48%, 08/01/24
(j)
................ 710 699,698
Series 21-B, 1.75%, 03/15/28 ........ 150 127,156
Tampa Electric Co.
4.45%, 06/15/49 ................. 100 77,843
3.45%, 03/15/51 ................. 86 55,323
Virginia Electric & Power Co.
Series A, 3.80%, 04/01/28 .......... 90 83,904
8.88%, 11/15/38 ................. 205 255,541
4.45%, 02/15/44 ................. 100 79,611
Vistra Operations Co. LLC
(b)
5.13%, 05/13/25 ................. 881 858,466
5.50%, 09/01/26 ................. 15 14,304
5.00%, 07/31/27 ................. 7 6,436
7.75%, 10/15/31 ................. 44 43,342
6.95%, 10/15/33 ................. 35 34,329
Wisconsin Electric Power Co., 2.05%, 12/15/24 250 238,787
19,366,532
Electrical Equipment — 0.0%
(b)
Regal Rexnord Corp.
6.05%, 04/15/28 ................. 54 52,524
6.30%, 02/15/30 ................. 45 43,469
6.40%, 04/15/33 ................. 29 27,933
Sensata Technologies BV, 5.00%, 10/01/25 . 4 3,877
Vertiv Group Corp., 4.13%, 11/15/28 ..... 93 81,748
209,551
Security
Par (000)
Par (000) Value
Electronic Equipment, Instruments & Components — 0.0%
(b)
Coherent Corp., 5.00%, 12/15/29 ....... USD 61 $ 52,890
Sensata Technologies, Inc.
4.38%, 02/15/30 ................. 96 82,896
3.75%, 02/15/31 ................. 11 8,903
144,689
Energy Equipment & Services — 0.3%
Archrock Partners LP
(b)
6.88%, 04/01/27 ................. 105 101,571
6.25%, 04/01/28 ................. 64 59,585
Enerflex Ltd., 9.00%, 10/15/27
(b)
........ 46 45,425
Halliburton Co.
3.80%, 11/15/25 ................. 2 1,934
2.92%, 03/01/30 ................. 165 140,526
5.00%, 11/15/45 ................. 85 72,053
Nabors Industries Ltd.
(b)
7.25%, 01/15/26 ................. 27 26,089
7.50%, 01/15/28 ................. 55 50,847
Nabors Industries, Inc., 5.75%, 02/01/25 ... 127 124,301
Noble Finance II LLC, 8.00%, 04/15/30
(b)
.. 41 41,536
Oceaneering International, Inc., 6.00%,
02/01/28
(b)
.................... 10 9,421
Patterson-UTI Energy, Inc., 7.15%, 10/01/33 15 15,054
Precision Drilling Corp., 6.88%, 01/15/29
(b)
. 11 10,419
Schlumberger Finance Canada Ltd., 1.40%,
09/17/25 ..................... 40 36,886
Tervita Corp., 11.00%, 12/01/25
(b)
....... 14 14,637
Transocean Aquila Ltd., 8.00%, 09/30/28
(b)
. 18 18,000
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(b)
.................... 17 17,297
Transocean, Inc.
(b)
7.50%, 01/15/26 ................. 68 66,458
11.50%, 01/30/27 ................ 73 76,559
8.00%, 02/01/27 ................. 33 31,762
8.75%, 02/15/30 ................. 151 154,449
USA Compression Partners LP
6.88%, 04/01/26 ................. 63 61,711
6.88%, 09/01/27 ................. 54 52,351
Valaris Ltd., 8.38%, 04/30/30
(b)
......... 101 101,076
Venture Global LNG, Inc.
(b)
8.13%, 06/01/28 ................. 176 174,265
8.38%, 06/01/31 ................. 271 266,410
Weatherford International Ltd.
(b)
6.50%, 09/15/28 ................. 28 28,003
8.63%, 04/30/30 ................. 100 100,765
1,899,390
Entertainment — 0.1%
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29
(b)
.................... 39 25,713
Live Nation Entertainment, Inc.
(b)
4.88%, 11/01/24 ................. 9 8,842
5.63%, 03/15/26 ................. 4 3,841
6.50%, 05/15/27 ................. 210 207,058
4.75%, 10/15/27 ................. 74 67,756
Netflix, Inc., 4.88%, 06/15/30
(b)
......... 377 356,909
Playtika Holding Corp., 4.25%, 03/15/29
(b)
.. 30 25,050
TWDC Enterprises 18 Corp., 4.13%, 06/01/44 55 43,411
Walt Disney Co. (The)
4.63%, 03/23/40 ................. 92 80,420
3.50%, 05/13/40 ................. 126 94,374
913,374
Financial Services — 1.0%
Block, Inc.
2.75%, 06/01/26 ................. 94 84,543
3.50%, 06/01/31 ................. 196 153,970

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
Blue Owl Credit Income Corp., 7.75%, 09/16/27 USD 45 $ 44,638
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
... 39 38,411
Fidelity National Information Services, Inc.
1.15%, 03/01/26 ................. 279 249,959
4.70%, 07/15/27 ................. 279 270,430
Fiserv, Inc.
2.75%, 07/01/24 ................. 725 707,546
3.20%, 07/01/26 ................. 490 458,158
4.40%, 07/01/49 ................. 32 24,513
Freedom Mortgage Corp.
(b)
12.00%, 10/01/28 ................ 13 13,219
12.25%, 10/01/30 ................ 13 13,288
GGAM Finance Ltd.
(b)
7.75%, 05/15/26 ................. 6 5,940
8.00%, 06/15/28 ................. 6 5,988
Global Payments, Inc.
2.65%, 02/15/25 ................. 145 138,150
1.20%, 03/01/26 ................. 1,065 949,852
4.80%, 04/01/26 ................. 50 48,480
2.15%, 01/15/27 ................. 60 52,897
4.45%, 06/01/28 ................. 150 139,056
3.20%, 08/15/29 ................. 252 214,305
2.90%, 05/15/30 ................. 215 176,263
5.40%, 08/15/32 ................. 70 65,615
4.15%, 08/15/49 ................. 115 78,972
LSEGA Financing plc, 1.38%, 04/06/26
(b)
.. 500 447,732
Mastercard, Inc.
3.35%, 03/26/30 ................. 95 84,931
3.85%, 03/26/50 ................. 20 15,403
MGIC Investment Corp., 5.25%, 08/15/28 .. 31 28,868
National Rural Utilities Cooperative Finance
Corp., 4.45%, 03/13/26 ............ 200 195,353
Nationstar Mortgage Holdings, Inc.
(b)
5.00%, 02/01/26 ................. 187 174,676
6.00%, 01/15/27 ................. 18 17,008
5.13%, 12/15/30 ................. 31 25,170
5.75%, 11/15/31 ................. 21 17,372
NTT Finance Corp., 1.16%, 04/03/26
(b)
.... 1,035 929,000
PayPal Holdings, Inc.
2.30%, 06/01/30 ................. 100 81,724
4.40%, 06/01/32 ................. 125 115,558
Permian Resources Operating LLC, 7.00%,
01/15/32
(b)
.................... 25 24,655
Rocket Mortgage LLC
(b)
2.88%, 10/15/26 ................. 131 115,370
3.88%, 03/01/31 ................. 17 13,555
4.00%, 10/15/33 ................. 8 6,042
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
... 93 87,686
Shift4 Payments, Inc., 0.00%, 12/15/25
(k)(l)
.. 7 6,888
Siemens Financieringsmaatschappij NV,
2.88%, 03/11/41
(b)
............... 500 349,922
Verscend Escrow Corp., 9.75%, 08/15/26
(b)
. 315 315,055
6,986,161
Food Products — 0.2%
B&G Foods, Inc., 8.00%, 09/15/28
(b)
..... 15 15,021
Chobani LLC
(b)
7.50%, 04/15/25 ................. 149 147,597
4.63%, 11/15/28 ................. 147 129,651
Darling Ingredients, Inc., 6.00%, 06/15/30
(b)
. 84 79,526
General Mills, Inc.
4.00%, 04/17/25 ................. 95 92,392
2.25%, 10/14/31 ................. 10 7,803
4.95%, 03/29/33 ................. 220 206,134
Kraft Heinz Foods Co.
3.00%, 06/01/26 ................. 65 60,932
Security
Par (000)
Par (000) Value
Food Products (continued)
3.88%, 05/15/27 ................. USD 78 $ 73,482
4.38%, 06/01/46 ................. 66 51,430
4.88%, 10/01/49 ................. 326 272,124
Lamb Weston Holdings, Inc.
(b)
4.88%, 05/15/28 ................. 88 81,166
4.13%, 01/31/30 ................. 12 10,262
4.38%, 01/31/32 ................. 23 19,268
McCormick & Co., Inc., 0.90%, 02/15/26 ... 145 129,951
Post Holdings, Inc.
(b)
5.50%, 12/15/29 ................. 9 8,158
4.50%, 09/15/31 ................. 7 5,826
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
.. 32 26,250
1,416,973
Gas Utilities — 0.0%
AmeriGas Partners LP, 9.38%, 06/01/28
(b)
.. 39 39,536
Atmos Energy Corp.
2.63%, 09/15/29 ................. 10 8,663
2.85%, 02/15/52 ................. 125 74,821
CenterPoint Energy Resources Corp., 5.25%,
03/01/28 ..................... 18 17,764
Howard Midstream Energy Partners LLC,
8.88%, 07/15/28
(b)
............... 35 35,306
ONE Gas, Inc., 1.10%, 03/11/24 ........ 129 126,302
Suburban Propane Partners LP, 5.00%,
06/01/31
(b)
.................... 6 5,008
307,400
Ground Transportation — 0.7%
Burlington Northern Santa Fe LLC
5.75%, 05/01/40 ................. 5 4,964
5.40%, 06/01/41 ................. 100 94,828
5.15%, 09/01/43 ................. 125 114,512
4.90%, 04/01/44 ................. 90 79,641
4.15%, 04/01/45 ................. 122 96,857
3.55%, 02/15/50 ................. 75 53,298
3.30%, 09/15/51 ................. 48 32,179
Canadian National Railway Co., 3.85%,
08/05/32 ..................... 198 176,362
Canadian Pacific Railway Co., 2.05%, 03/05/30 30 24,230
CSX Corp.
3.25%, 06/01/27 ................. 60 55,765
4.30%, 03/01/48 ................. 60 47,428
2.50%, 05/15/51 ................. 110 61,223
Hertz Corp. (The)
(b)
4.63%, 12/01/26 ................. 25 22,156
5.00%, 12/01/29 ................. 19 14,876
NESCO Holdings II, Inc., 5.50%, 04/15/29
(b)
. 38 33,345
Norfolk Southern Corp.
2.90%, 06/15/26 ................. 240 224,828
3.80%, 08/01/28 ................. 83 77,310
5.05%, 08/01/30 ................. 140 134,890
4.45%, 03/01/33 ................. 183 167,110
4.15%, 02/28/48 ................. 30 22,973
3.05%, 05/15/50 ................. 227 140,814
3.70%, 03/15/53 ................. 175 120,327
5.35%, 08/01/54 ................. 70 63,949
3.16%, 05/15/55 ................. 80 48,944
Penske Truck Leasing Co. LP
(b)
4.00%, 07/15/25 ................. 745 715,548
1.20%, 11/15/25 ................. 150 134,930
4.20%, 04/01/27 ................. 100 93,100
5.88%, 11/15/27 ................. 305 299,697
Ryder System, Inc.
3.65%, 03/18/24 ................. 270 267,032
2.90%, 12/01/26 ................. 250 228,614

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
2.85%, 03/01/27 ................. USD 135 $ 122,841
SMBC Aviation Capital Finance DAC, 1.90%,
10/15/26
(b)
.................... 200 176,341
Uber Technologies, Inc.
7.50%, 05/15/25
(b)
................ 52 52,325
0.00%, 12/15/25
(k)(l)
............... 48 44,780
8.00%, 11/01/26
(b)
................ 107 108,258
7.50%, 09/15/27
(b)
................ 121 122,005
6.25%, 01/15/28
(b)
................ 57 55,738
4.50%, 08/15/29
(b)
................ 113 101,006
Union Pacific Corp.
4.30%, 03/01/49 ................. 10 7,986
3.80%, 10/01/51 ................. 80 58,909
3.50%, 02/14/53 ................. 35 24,279
3.95%, 08/15/59 ................. 25 17,950
3.84%, 03/20/60
(b)
................ 100 70,084
3.84%, 03/20/60 ................. 118 82,700
3.80%, 04/06/71 ................. 100 67,454
Williams Scotsman International, Inc., 6.13%,
06/15/25
(b)
.................... 26 25,740
XPO Escrow Sub LLC, 7.50%, 11/15/27
(b)
.. 31 31,342
4,821,468
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories, 4.75%, 11/30/36 ..... 150 142,507
Avantor Funding, Inc.
(b)
4.63%, 07/15/28 ................. 127 115,783
3.88%, 11/01/29 ................. 33 28,204
Bausch & Lomb Escrow Corp., 8.38%,
10/01/28
(b)
.................... 162 162,481
Baxter International, Inc.
1.92%, 02/01/27 ................. 37 32,632
2.54%, 02/01/32 ................. 281 217,602
Becton Dickinson & Co.
3.73%, 12/15/24 ................. 52 50,716
3.70%, 06/06/27 ................. 374 350,490
Embecta Corp., 6.75%, 02/15/30
(b)
...... 18 14,715
Garden Spinco Corp., 8.63%, 07/20/30
(b)
.. 40 41,754
Medline Borrower LP
(b)
3.88%, 04/01/29 ................. 81 68,479
5.25%, 10/01/29 ................. 246 212,617
Medtronic Global Holdings SCA
4.25%, 03/30/28 ................. 227 217,277
4.50%, 03/30/33 ................. 220 204,943
Teleflex, Inc., 4.63%, 11/15/27 ......... 28 25,690
1,885,890
Health Care Providers & Services — 1.0%
Acadia Healthcare Co., Inc., 5.50%, 07/01/28
(b)
13 12,090
AdaptHealth LLC
(b)
6.13%, 08/01/28 ................. 20 17,263
5.13%, 03/01/30 ................. 10 7,744
Aetna, Inc.
4.13%, 11/15/42 ................. 50 37,145
3.88%, 08/15/47 ................. 106 74,280
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
62 52,080
Banner Health, Series 2020, 3.18%, 01/01/50 25 16,441
Centene Corp.
4.63%, 12/15/29 ................. 370 333,233
3.38%, 02/15/30 ................. 320 266,903
Cigna Group (The), 3.40%, 03/01/27 ..... 41 38,166
CommonSpirit Health
3.35%, 10/01/29 ................. 200 174,602
2.78%, 10/01/30 ................. 40 32,924
3.91%, 10/01/50 ................. 205 145,389
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Community Health Systems, Inc.
(b)
5.63%, 03/15/27 ................. USD 37 $ 31,735
6.00%, 01/15/29 ................. 132 106,601
5.25%, 05/15/30 ................. 71 53,973
4.75%, 02/15/31 ................. 59 41,755
CVS Health Corp.
5.00%, 02/20/26 ................. 350 344,567
3.63%, 04/01/27 ................. 50 46,714
1.30%, 08/21/27 ................. 66 56,096
4.30%, 03/25/28 ................. 280 264,995
3.75%, 04/01/30 ................. 100 88,394
5.13%, 07/20/45 ................. 175 147,263
Elevance Health, Inc.
2.38%, 01/15/25 ................. 815 778,236
4.10%, 03/01/28 ................. 320 301,477
2.25%, 05/15/30 ................. 15 12,204
5.50%, 10/15/32 ................. 75 73,818
4.65%, 01/15/43 ................. 155 130,096
3.70%, 09/15/49 ................. 1 694
3.13%, 05/15/50 ................. 126 79,254
6.10%, 10/15/52 ................. 30 30,187
Encompass Health Corp.
4.50%, 02/01/28 ................. 7 6,378
4.75%, 02/01/30 ................. 27 23,886
4.63%, 04/01/31 ................. 44 37,298
HCA, Inc.
5.38%, 02/01/25 ................. 62 61,344
5.38%, 09/01/26 ................. 185 181,559
3.13%, 03/15/27 ................. 165 149,917
3.50%, 09/01/30 ................. 100 84,602
3.63%, 03/15/32 ................. 175 145,055
3.50%, 07/15/51 ................. 362 226,065
4.63%, 03/15/52 ................. 158 118,626
HealthEquity, Inc., 4.50%, 10/01/29
(b)
..... 118 101,642
Legacy LifePoint Health LLC, 4.38%,
02/15/27
(b)
.................... 16 13,760
LifePoint Health, Inc.
9.88%, 08/15/30
(b)
................ 46 44,534
Class B, 11.00%, 10/15/30 .......... 54 54,000
Memorial Health Services, 3.45%, 11/01/49 . 115 78,857
ModivCare, Inc., 5.88%, 11/15/25
(b)
...... 59 56,083
Molina Healthcare, Inc.
(b)
4.38%, 06/15/28 ................. 21 18,817
3.88%, 11/15/30 ................. 56 46,346
Mount Nittany Medical Center Obligated Group,
Series 2022, 3.80%, 11/15/52 ........ 60 42,599
Nationwide Children's Hospital, Inc., 4.56%,
11/01/52 ..................... 45 38,126
Northwell Healthcare, Inc., 4.26%, 11/01/47 . 19 14,252
Option Care Health, Inc., 4.38%, 10/31/29
(b)
. 79 68,236
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(b)
.................... 6 5,548
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(b)
............... 12 11,617
RWJ Barnabas Health, Inc., 3.48%, 07/01/49 130 89,233
Surgery Center Holdings, Inc.
(b)
6.75%, 07/01/25 ................. 8 7,940
10.00%, 04/15/27 ................ 36 36,405
Sutter Health
Series 20A, 2.29%, 08/15/30 ........ 223 179,902
Series 20A, 3.36%, 08/15/50 ........ 68 44,446
Tenet Healthcare Corp.
4.88%, 01/01/26 ................. 66 63,230
6.25%, 02/01/27 ................. 43 41,606
5.13%, 11/01/27 ................. 61 56,769

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
4.63%, 06/15/28 ................. USD 12 $ 10,802
6.13%, 10/01/28 ................. 58 54,448
6.13%, 06/15/30 ................. 20 18,751
6.75%, 05/15/31
(b)
................ 147 141,777
UnitedHealth Group, Inc.
3.10%, 03/15/26 ................. 10 9,492
5.25%, 02/15/28 ................. 102 102,173
2.30%, 05/15/31 ................. 120 96,953
3.50%, 08/15/39 ................. 105 80,849
2.75%, 05/15/40 ................. 105 71,341
3.05%, 05/15/41 ................. 125 88,194
4.38%, 03/15/42 ................. 200 167,057
4.75%, 07/15/45 ................. 30 26,040
4.25%, 06/15/48 ................. 20 15,967
3.70%, 08/15/49 ................. 50 35,990
2.90%, 05/15/50 ................. 75 46,050
3.25%, 05/15/51 ................. 59 38,772
5.88%, 02/15/53 ................. 150 150,534
3.88%, 08/15/59 ................. 26 18,496
6.05%, 02/15/63 ................. 95 96,121
7,214,804
Health Care REITs — 0.2%
Healthpeak OP LLC
1.35%, 02/01/27 ................. 262 227,828
3.00%, 01/15/30 ................. 67 56,606
2.88%, 01/15/31 ................. 50 40,615
5.25%, 12/15/32 ................. 100 93,007
MPT Operating Partnership LP
4.63%, 08/01/29 ................. 3 2,125
3.50%, 03/15/31 ................. 177 110,531
Ventas Realty LP
3.00%, 01/15/30 ................. 55 45,643
4.75%, 11/15/30 ................. 121 110,660
Welltower OP LLC
4.13%, 03/15/29 ................. 159 145,198
3.85%, 06/15/32 ................. 400 341,186
1,173,399
Hotel & Resort REITs — 0.0%
RHP Hotel Properties LP
4.75%, 10/15/27 ................. 118 107,380
4.50%, 02/15/29
(b)
................ 15 12,854
RLJ Lodging Trust LP, 3.75%, 07/01/26
(b)
.. 30 27,132
Service Properties Trust, 7.50%, 09/15/25 .. 22 21,614
168,980
Hotels, Restaurants & Leisure — 0.5%
1011778 BC ULC
(b)
5.75%, 04/15/25 ................. 44 43,663
3.88%, 01/15/28 ................. 36 32,293
4.38%, 01/15/28 ................. 21 18,928
4.00%, 10/15/30 ................. 45 37,394
Boyd Gaming Corp., 4.75%, 06/15/31
(b)
... 44 37,443
Boyne USA, Inc., 4.75%, 05/15/29
(b)
..... 72 62,975
Caesars Entertainment, Inc.
(b)
6.25%, 07/01/25 ................. 122 120,330
8.13%, 07/01/27 ................. 50 50,238
4.63%, 10/15/29 ................. 124 105,035
7.00%, 02/15/30 ................. 202 196,559
Caesars Resort Collection LLC, 5.75%,
07/01/25
(b)
.................... 21 20,911
Carnival Corp.
(b)
7.63%, 03/01/26 ................. 49 47,666
5.75%, 03/01/27 ................. 108 97,764
9.88%, 08/01/27 ................. 54 56,372
4.00%, 08/01/28 ................. 46 39,886
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
6.00%, 05/01/29 ................. USD 88 $ 75,062
7.00%, 08/15/29 ................. 23 22,679
Carnival Holdings Bermuda Ltd., 10.38%,
05/01/28
(b)
.................... 360 386,017
CCM Merger, Inc., 6.38%, 05/01/26
(b)
..... 13 12,434
CDI Escrow Issuer, Inc., 5.75%, 04/01/30
(b)
. 77 69,563
Cedar Fair LP
5.50%, 05/01/25
(b)
................ 27 26,438
5.38%, 04/15/27 ................. 6 5,620
6.50%, 10/01/28 ................. 18 17,017
Churchill Downs, Inc.
(b)
5.50%, 04/01/27 ................. 76 72,443
4.75%, 01/15/28 ................. 82 73,967
6.75%, 05/01/31 ................. 52 49,140
Expedia Group, Inc., 3.80%, 02/15/28 .... 35 31,975
Fertitta Entertainment LLC
(b)
4.63%, 01/15/29 ................. 64 54,240
6.75%, 01/15/30 ................. 26 21,193
Hilton Domestic Operating Co., Inc.
5.38%, 05/01/25
(b)
................ 15 14,738
5.75%, 05/01/28
(b)
................ 41 39,636
3.75%, 05/01/29
(b)
................ 14 12,107
4.88%, 01/15/30 ................. 21 19,112
4.00%, 05/01/31
(b)
................ 43 36,149
Hilton Worldwide Finance LLC, 4.88%,
04/01/27 ..................... 16 15,220
Life Time, Inc.
(b)
5.75%, 01/15/26 ................. 56 54,263
8.00%, 04/15/26 ................. 49 48,143
Light & Wonder International, Inc.
(b)
7.25%, 11/15/29 ................. 6 5,880
7.50%, 09/01/31 ................. 26 25,697
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(b)
.................... 33 32,928
Lindblad Expeditions LLC, 6.75%, 02/15/27
(b)
72 67,410
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
49 40,326
MGM Resorts International, 5.75%, 06/15/25 29 28,326
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
.................... 22 18,730
NCL Corp. Ltd.
(b)
5.88%, 03/15/26 ................. 25 23,081
8.38%, 02/01/28 ................. 3 3,043
7.75%, 02/15/29 ................. 19 17,634
NCL Finance Ltd., 6.13%, 03/15/28
(b)
..... 50 44,125
Ontario Gaming GTA LP, 8.00%, 08/01/30
(b)
. 22 22,000
Premier Entertainment Sub LLC
(b)
5.63%, 09/01/29 ................. 23 17,710
5.88%, 09/01/31 ................. 24 17,700
Raptor Acquisition Corp., 4.88%, 11/01/26
(b)
. 25 23,406
Royal Caribbean Cruises Ltd.
(b)
11.50%, 06/01/25 ................ 17 17,946
4.25%, 07/01/26 ................. 20 18,338
5.50%, 08/31/26 ................. 39 36,812
5.38%, 07/15/27 ................. 4 3,702
11.63%, 08/15/27 ................ 24 26,037
5.50%, 04/01/28 ................. 7 6,419
8.25%, 01/15/29 ................. 47 48,501
9.25%, 01/15/29 ................. 73 77,120
7.25%, 01/15/30 ................. 38 37,661
Scientific Games Holdings LP, 6.63%,
03/01/30
(b)
.................... 6 5,175
Six Flags Entertainment Corp., 7.25%,
05/15/31
(b)
.................... 95 89,194
Starbucks Corp., 4.75%, 02/15/26 ....... 62 61,088

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Station Casinos LLC
(b)
4.50%, 02/15/28 ................. USD 5 $ 4,362
4.63%, 12/01/31 ................. 57 45,593
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
..... 12 11,935
Viking Cruises Ltd.
(b)
5.88%, 09/15/27 ................. 29 26,468
7.00%, 02/15/29 ................. 7 6,440
9.13%, 07/15/31 ................. 88 88,041
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
.................... 35 31,675
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
.................... 28 25,149
Wynn Las Vegas LLC, 5.25%, 05/15/27
(b)
.. 56 52,091
Wynn Macau Ltd., 5.63%, 08/26/28
(b)
..... 200 172,500
Wynn Resorts Finance LLC
(b)
5.13%, 10/01/29 ................. 98 85,664
7.13%, 02/15/31 ................. 51 48,411
3,538,931
Household Durables — 0.1%
Ashton Woods USA LLC
(b)
6.63%, 01/15/28 ................. 11 10,378
4.63%, 08/01/29 ................. 13 10,970
4.63%, 04/01/30 ................. 35 28,651
Brookfield Residential Properties, Inc.
(b)
5.00%, 06/15/29 ................. 28 23,046
4.88%, 02/15/30 ................. 26 21,145
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
35 33,726
DR Horton, Inc., 1.30%, 10/15/26 ....... 55 48,227
Dream Finders Homes, Inc., 8.25%, 08/15/28
(b)
16 16,108
Installed Building Products, Inc., 5.75%,
02/01/28
(b)
.................... 21 19,329
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(b)
.................... 5 5,097
KB Home, 7.25%, 07/15/30 ........... 27 26,522
Mattamy Group Corp.
(b)
5.25%, 12/15/27 ................. 6 5,476
4.63%, 03/01/30 ................. 20 17,022
Meritage Homes Corp., 5.13%, 06/06/27 ... 17 16,023
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(b)
64 40,941
Taylor Morrison Communities, Inc.
(b)
5.88%, 06/15/27 ................. 42 39,929
5.13%, 08/01/30 ................. 11 9,611
Tempur Sealy International, Inc.
(b)
4.00%, 04/15/29 ................. 28 23,369
3.88%, 10/15/31 ................. 3 2,314
TRI Pointe Homes, Inc.
5.25%, 06/01/27 ................. 19 17,780
5.70%, 06/15/28 ................. 14 12,846
428,510
Household Products — 0.0%
Central Garden & Pet Co.
5.13%, 02/01/28 ................. 2 1,865
4.13%, 10/15/30 ................. 23 19,175
Spectrum Brands, Inc.
(b)
5.00%, 10/01/29 ................. 22 19,934
5.50%, 07/15/30 ................. 21 19,041
60,015
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The)
1.38%, 01/15/26 ................. 390 347,300
2.45%, 01/15/31 ................. 254 195,343
Alexander Funding Trust, 1.84%, 11/15/23
(b)
200 198,678
Calpine Corp., 5.13%, 03/15/28
(b)
....... 71 63,221
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers
(continued)
Clearway Energy Operating LLC, 4.75%,
03/15/28
(b)
.................... USD 67 $ 59,922
Colbun SA, 3.15%, 01/19/32
(b)
......... 300 240,787
Talen Energy Supply LLC, 8.63%, 06/01/30
(b)
18 18,452
TransAlta Corp., 7.75%, 11/15/29 ....... 29 29,363
1,153,066
Industrial Conglomerates — 0.1%
Emerald Debt Merger Sub LLC, 6.63%,
12/15/30
(b)
.................... 388 373,518
Industrial REITs — 0.0%
Prologis LP
3.88%, 09/15/28 ................. 261 241,771
2.88%, 11/15/29 ................. 9 7,719
249,490
Insurance — 0.4%
Acrisure LLC, 6.00%, 08/01/29
(b)
........ 25 21,009
Alliant Holdings Intermediate LLC
(b)
4.25%, 10/15/27 ................. 181 162,056
6.75%, 10/15/27 ................. 159 147,872
6.75%, 04/15/28 ................. 75 72,379
5.88%, 11/01/29 ................. 312 270,198
Allstate Corp. (The), Series B, (3-mo. CME
Term SOFR + 3.20%), 8.56%, 08/15/53
(a)
. 250 246,697
AmWINS Group, Inc., 4.88%, 06/30/29
(b)
... 58 50,821
Aon Corp.
2.85%, 05/28/27 ................. 212 192,507
2.60%, 12/02/31 ................. 315 248,773
5.35%, 02/28/33 ................. 116 111,204
Aon Global Ltd., 4.45%, 05/24/43 ....... 140 105,941
GTCR AP Finance, Inc., 8.00%, 05/15/27
(b)
. 24 23,591
HUB International Ltd.
(b)
7.00%, 05/01/26 ................. 102 101,776
7.25%, 06/15/30 ................. 225 224,588
Jones Deslauriers Insurance Management,
Inc.
(b)
8.50%, 03/15/30 ................. 68 68,499
10.50%, 12/15/30 ................ 41 41,715
Marsh & McLennan Cos., Inc.
4.38%, 03/15/29 ................. 30 28,452
2.25%, 11/15/30 ................. 126 100,828
2.38%, 12/15/31 ................. 40 31,451
Metropolitan Life Global Funding I, 2.80%,
03/21/25
(b)
.................... 230 220,251
NFP Corp.
(b)
4.88%, 08/15/28 ................. 52 45,778
6.88%, 08/15/28 ................. 252 215,883
7.50%, 10/01/30 ................. 42 40,334
8.50%, 10/01/31 ................. 26 26,040
Nippon Life Insurance Co., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.95%), 6.25%, 09/13/53
(a)(b)
......... 200 197,836
Principal Life Global Funding II, 2.25%,
11/21/24
(b)
.................... 50 47,896
Progressive Corp. (The)
3.00%, 03/15/32 ................. 65 54,453
3.70%, 03/15/52 ................. 30 21,351
Ryan Specialty LLC, 4.38%, 02/01/30
(b)
... 36 31,350
3,151,529
Interactive Media & Services — 0.1%
Alphabet, Inc., 1.90%, 08/15/40 ........ 49 30,643
Meta Platforms, Inc.
3.85%, 08/15/32 ................. 266 235,994

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interactive Media & Services (continued)
5.60%, 05/15/53 ................. USD 160 $ 151,433
418,070
IT Services — 0.2%
Acuris Finance US, Inc., 5.00%, 05/01/28
(b)
. 200 164,500
Ahead DB Holdings LLC, 6.63%, 05/01/28
(b)
36 30,409
Arches Buyer, Inc., 4.25%, 06/01/28
(b)
.... 14 11,936
Booz Allen Hamilton, Inc., 4.00%, 07/01/29
(b)
26 22,932
CA Magnum Holdings, 5.38%, 10/31/26
(b)
.. 201 177,350
Cablevision Lightpath LLC, 5.63%, 09/15/28
(b)
200 153,487
Central Parent LLC, 8.00%, 06/15/29
(b)
.... 61 60,774
Gartner, Inc., 4.50%, 07/01/28
(b)
........ 38 34,668
GTCR W-2 Merger Sub LLC, 7.50%, 01/15/31
(b)
421 421,589
International Business Machines Corp., 3.30%,
05/15/26 ..................... 250 237,192
Northwest Fiber LLC, 4.75%, 04/30/27
(b)
... 71 63,190
Presidio Holdings, Inc., 4.88%, 02/01/27
(b)
.. 8 7,396
Tempo Acquisition LLC, 5.75%, 06/01/25
(b)
. 7 6,834
Twilio, Inc.
3.63%, 03/15/29 ................. 23 19,254
3.88%, 03/15/31 ................. 96 78,056
1,489,567
Leisure Products — 0.0%
Acushnet Co., 7.38%, 10/15/28
(b)
....... 12 12,090
Mattel, Inc.
6.20%, 10/01/40 ................. 61 54,331
5.45%, 11/01/41 ................. 2 1,649
68,070
Life Sciences Tools & Services — 0.1%
Fortrea Holdings, Inc., 7.50%, 07/01/30
(b)
.. 26 25,298
Star Parent, Inc., 9.00%, 10/01/30
(b)
...... 119 120,250
Thermo Fisher Scientific, Inc.
2.00%, 10/15/31 ................. 330 255,946
4.95%, 11/21/32 ................. 134 128,803
530,297
Machinery — 0.2%
Amsted Industries, Inc., 5.63%, 07/01/27
(b)
. 22 20,735
ATS Corp., 4.13%, 12/15/28
(b)
......... 34 30,047
Chart Industries, Inc.
(b)
7.50%, 01/01/30 ................. 128 128,701
9.50%, 01/01/31 ................. 22 23,382
Daimler Truck Finance North America LLC,
2.00%, 12/14/26
(b)
............... 180 160,809
EnPro Industries, Inc., 5.75%, 10/15/26 ... 57 54,648
GrafTech Finance, Inc., 4.63%, 12/15/28
(b)
.. 5 3,867
GrafTech Global Enterprises, Inc., 9.88%,
12/15/28
(b)
.................... 47 44,533
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(b)(i)
......... 157 155,433
Mueller Water Products, Inc., 4.00%, 06/15/29
(b)
29 25,256
OT Merger Corp., 7.88%, 10/15/29
(b)
..... 44 26,925
Otis Worldwide Corp., 5.25%, 08/16/28 ... 148 145,480
Terex Corp., 5.00%, 05/15/29
(b)
........ 59 52,836
Titan Acquisition Ltd., 7.75%, 04/15/26
(b)
... 5 4,900
Titan International, Inc., 7.00%, 04/30/28 .. 22 20,561
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
200 183,306
Wabash National Corp., 4.50%, 10/15/28
(b)
. 39 32,852
1,114,271
Media — 0.8%
AMC Networks, Inc., 4.75%, 08/01/25 .... 17 15,684
Cable One, Inc.
0.00%, 03/15/26
(k)(l)
............... 21 17,178
1.13%, 03/15/28
(k)
................ 55 40,920
4.00%, 11/15/30
(b)
................ 33 25,139
Security
Par (000)
Par (000) Value
Media (continued)
Charter Communications Operating LLC
4.91%, 07/23/25 ................. USD 885 $ 864,780
4.20%, 03/15/28 ................. 27 24,782
5.05%, 03/30/29 ................. 75 70,106
6.48%, 10/23/45 ................. 19 16,590
5.75%, 04/01/48 ................. 75 59,884
5.13%, 07/01/49 ................. 365 266,073
3.70%, 04/01/51 ................. 196 114,051
3.90%, 06/01/52 ................. 499 298,342
Clear Channel Outdoor Holdings, Inc.
(b)
5.13%, 08/15/27 ................. 220 195,358
7.75%, 04/15/28 ................. 123 98,205
9.00%, 09/15/28 ................. 138 136,667
CMG Media Corp., 8.88%, 12/15/27
(b)
.... 42 32,874
Comcast Corp.
2.35%, 01/15/27 ................. 260 235,488
3.15%, 02/15/28 ................. 10 9,145
3.55%, 05/01/28 ................. 50 46,396
4.15%, 10/15/28 ................. 75 71,044
2.65%, 02/01/30 ................. 25 21,116
1.95%, 01/15/31 ................. 73 57,075
5.50%, 11/15/32 ................. 67 66,227
3.75%, 04/01/40 ................. 45 34,859
2.80%, 01/15/51 ................. 170 99,506
2.89%, 11/01/51 ................. 718 423,146
4.05%, 11/01/52 ................. 150 111,235
2.94%, 11/01/56 ................. 249 141,513
CSC Holdings LLC
(b)
11.25%, 05/15/28 ................ 200 199,217
4.50%, 11/15/31 ................. 246 174,114
DirecTV Financing LLC, 5.88%, 08/15/27
(b)
. 67 59,240
DISH DBS Corp.
5.25%, 12/01/26
(b)
................ 74 62,889
5.75%, 12/01/28
(b)
................ 90 69,188
5.13%, 06/01/29 ................. 56 31,045
DISH Network Corp., 11.75%, 11/15/27
(b)
.. 104 104,777
GCI LLC, 4.75%, 10/15/28
(b)
.......... 30 25,875
Gray Television, Inc.
(b)
5.88%, 07/15/26 ................. 22 19,767
7.00%, 05/15/27 ................. 25 21,500
Hughes Satellite Systems Corp., 5.25%,
08/01/26 ..................... 13 11,689
Interpublic Group of Cos., Inc. (The)
3.38%, 03/01/41 ................. 36 23,809
5.40%, 10/01/48 ................. 15 12,755
Midcontinent Communications, 5.38%,
08/15/27
(b)
.................... 18 16,650
Nexstar Media, Inc., 5.63%, 07/15/27
(b)
.... 8 7,119
Omnicom Group, Inc., 3.65%, 11/01/24 ... 125 121,964
Outfront Media Capital LLC
(b)
5.00%, 08/15/27 ................. 75 66,081
4.25%, 01/15/29 ................. 35 27,773
4.63%, 03/15/30 ................. 5 3,931
Paramount Global, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.00%), 6.38%, 03/30/62
(a)
.......... 208 163,365
Radiate Holdco LLC
(b)
4.50%, 09/15/26 ................. 89 67,610
6.50%, 09/15/28 ................. 231 121,275
Sinclair Television Group, Inc., 4.13%,
12/01/30
(b)
.................... 47 29,143
Sirius XM Radio, Inc.
(b)
3.13%, 09/01/26 ................. 162 144,382
5.00%, 08/01/27 ................. 12 10,961
Stagwell Global LLC, 5.63%, 08/15/29
(b)
... 17 13,728

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
TEGNA, Inc., 4.75%, 03/15/26
(b)
........ USD 5 $ 4,738
Time Warner Cable LLC
5.88%, 11/15/40 ................. 70 57,999
4.50%, 09/15/42 ................. 37 25,634
Univision Communications, Inc.
(b)
5.13%, 02/15/25 ................. 6 5,848
8.00%, 08/15/28 ................. 90 87,255
7.38%, 06/30/30 ................. 8 7,311
Warnermedia Holdings, Inc.
5.14%, 03/15/52 ................. 56 41,610
5.39%, 03/15/62 ................. 36 26,589
5,460,214
Metals & Mining — 0.4%
Arsenal AIC Parent LLC, 8.00%, 10/01/30
(b)
. 19 18,905
ATI, Inc.
5.88%, 12/01/27 ................. 21 19,898
4.88%, 10/01/29 ................. 17 14,955
7.25%, 08/15/30 ................. 71 70,468
5.13%, 10/01/31 ................. 71 61,440
BHP Billiton Finance USA Ltd., 5.50%, 09/08/53 35 33,482
Big River Steel LLC, 6.63%, 01/31/29
(b)
... 239 236,142
Carpenter Technology Corp.
6.38%, 07/15/28 ................. 6 5,787
7.63%, 03/15/30 ................. 43 43,054
Constellium SE, 3.75%, 04/15/29
(b)
...... 250 209,479
ERO Copper Corp., 6.50%, 02/15/30
(b)
.... 24 20,715
Freeport-McMoRan, Inc., 5.40%, 11/14/34 .. 105 96,100
Glencore Funding LLC
(b)
5.70%, 05/08/33 ................. 292 276,883
6.50%, 10/06/33 ................. 324 323,428
Kaiser Aluminum Corp.
(b)
4.63%, 03/01/28 ................. 39 34,055
4.50%, 06/01/31 ................. 72 57,033
Mineral Resources Ltd., 9.25%, 10/01/28
(b)
. 5 5,050
New Gold, Inc., 7.50%, 07/15/27
(b)
...... 93 86,814
Newmont Corp., 4.88%, 03/15/42 ....... 25 21,386
Novelis Corp.
(b)
3.25%, 11/15/26 ................. 47 41,975
4.75%, 01/30/30 ................. 228 197,323
3.88%, 08/15/31 ................. 118 94,233
Nucor Corp.
3.95%, 05/23/25 ................. 240 232,789
2.00%, 06/01/25 ................. 105 98,587
Rio Tinto Finance USA plc, 5.00%, 03/09/33 349 334,977
Steel Dynamics, Inc.
2.40%, 06/15/25 ................. 20 18,791
1.65%, 10/15/27 ................. 210 178,322
3.25%, 10/15/50 ................. 100 60,736
Teck Resources Ltd.
6.00%, 08/15/40 ................. 19 16,988
6.25%, 07/15/41 ................. 25 23,240
5.20%, 03/01/42 ................. 209 170,720
5.40%, 02/01/43 ................. 12 10,031
3,113,786
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(b)
Ladder Capital Finance Holdings LLLP
5.25%, 10/01/25 ................. 6 5,777
4.25%, 02/01/27 ................. 15 13,119
4.75%, 06/15/29 ................. 26 21,003
Starwood Property Trust, Inc.
5.50%, 11/01/23 ................. 58 57,882
4.38%, 01/15/27 ................. 3 2,617
100,398
Security
Par (000)
Par (000) Value
Multi-Utilities — 0.7%
CMS Energy Corp.
3.00%, 05/15/26 ................. USD 125 $ 116,728
3.45%, 08/15/27 ................. 100 92,375
Consumers Energy Co.
4.90%, 02/15/29 ................. 405 395,969
4.63%, 05/15/33 ................. 160 148,943
3.10%, 08/15/50 ................. 80 51,561
2.50%, 05/01/60 ................. 154 80,568
Dominion Energy, Inc.
3.07%, 08/15/24
(j)
................ 35 34,073
3.90%, 10/01/25 ................. 120 115,651
Series A, 1.45%, 04/15/26 .......... 380 341,882
Series C, 3.38%, 04/01/30 .......... 100 86,024
NiSource, Inc.
5.25%, 03/30/28 ................. 432 423,376
5.40%, 06/30/33 ................. 242 231,945
4.80%, 02/15/44 ................. 107 88,119
5.65%, 02/01/45 ................. 50 45,234
San Diego Gas & Electric Co.
4.95%, 08/15/28 ................. 545 530,558
2.95%, 08/15/51 ................. 35 21,194
5.35%, 04/01/53 ................. 263 238,849
Sempra
3.30%, 04/01/25 ................. 75 72,093
5.40%, 08/01/26 ................. 385 380,917
3.25%, 06/15/27 ................. 50 45,703
3.40%, 02/01/28 ................. 320 291,257
3.80%, 02/01/38 ................. 120 93,249
WEC Energy Group, Inc.
4.75%, 01/09/26 ................. 190 186,122
5.60%, 09/12/26 ................. 380 379,937
4.75%, 01/15/28 ................. 200 193,384
4,685,711
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.
3.80%, 04/15/26 ................. 200 190,734
2.75%, 12/15/29 ................. 25 20,833
4.90%, 12/15/30 ................. 260 242,323
2.00%, 05/18/32 ................. 275 199,929
1.88%, 02/01/33 ................. 160 113,271
3.55%, 03/15/52 ................. 145 92,059
Boston Properties LP, 6.75%, 12/01/27 .... 49 49,259
Kilroy Realty LP, 3.05%, 02/15/30 ....... 59 46,354
954,762
Oil, Gas & Consumable Fuels — 3.3%
Aethon United BR LP, 8.25%, 02/15/26
(b)
... 54 53,574
Antero Midstream Partners LP
(b)
5.75%, 03/01/27 ................. 43 41,042
5.75%, 01/15/28 ................. 19 17,921
Apache Corp., 5.35%, 07/01/49 ........ 19 14,556
Ascent Resources Utica Holdings LLC
(b)
9.00%, 11/01/27 ................. 76 95,760
8.25%, 12/31/28 ................. 116 114,793
5.88%, 06/30/29 ................. 54 48,557
Baytex Energy Corp., 8.50%, 04/30/30
(b)
... 17 17,201
BP Capital Markets America, Inc.
3.54%, 04/06/27 ................. 154 145,243
3.59%, 04/14/27 ................. 35 32,988
3.94%, 09/21/28 ................. 50 46,835
4.23%, 11/06/28 ................. 63 59,904
1.75%, 08/10/30 ................. 110 86,970
3.06%, 06/17/41 ................. 561 387,293
Buckeye Partners LP
5.85%, 11/15/43 ................. 13 9,490

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.60%, 10/15/44 ................. USD 18 $ 12,807
Callon Petroleum Co.
6.38%, 07/01/26 ................. 60 58,885
8.00%, 08/01/28
(b)
................ 55 55,078
7.50%, 06/15/30
(b)
................ 135 130,893
Cameron LNG LLC, 3.30%, 01/15/35
(b)
.... 137 109,054
Cenovus Energy, Inc., 3.75%, 02/15/52 ... 93 61,530
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 ................. 640 635,238
5.13%, 06/30/27 ................. 150 145,763
Cheniere Energy Partners LP
3.25%, 01/31/32 ................. 629 499,928
5.95%, 06/30/33
(b)
................ 225 217,006
Chesapeake Energy Corp., 6.75%, 04/15/29
(b)
19 18,593
CITGO Petroleum Corp.
(b)
7.00%, 06/15/25 ................. 24 23,643
6.38%, 06/15/26 ................. 86 84,927
8.38%, 01/15/29 ................. 69 68,910
Civitas Resources, Inc.
(b)
8.38%, 07/01/28 ................. 109 110,908
8.75%, 07/01/31 ................. 86 87,846
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
22 18,313
CNX Resources Corp., 7.38%, 01/15/31
(b)
.. 14 13,725
Columbia Pipelines Holding Co. LLC, 6.06%,
08/15/26
(b)
.................... 95 95,298
Comstock Resources, Inc.
(b)
6.75%, 03/01/29 ................. 34 31,277
5.88%, 01/15/30 ................. 102 88,294
ConocoPhillips Co.
3.80%, 03/15/52 ................. 115 83,378
5.55%, 03/15/54 ................. 148 140,663
CQP Holdco LP, 5.50%, 06/15/31
(b)
...... 400 354,539
Crescent Energy Finance LLC
(b)
7.25%, 05/01/26 ................. 105 102,900
9.25%, 02/15/28 ................. 70 71,466
Crestwood Midstream Partners LP
(b)
5.63%, 05/01/27 ................. 26 24,920
6.00%, 02/01/29 ................. 14 13,514
7.38%, 02/01/31 ................. 16 16,295
CrownRock LP
(b)
5.63%, 10/15/25 ................. 103 101,347
5.00%, 05/01/29 ................. 19 17,802
DCP Midstream Operating LP, 3.25%, 02/15/32 815 657,552
Devon Energy Corp.
5.25%, 10/15/27 ................. 300 292,246
4.50%, 01/15/30 ................. 200 181,750
4.75%, 05/15/42 ................. 39 30,985
Diamond Foreign Asset Co., 8.50%, 10/01/30
(b)
30 30,004
Diamondback Energy, Inc.
3.50%, 12/01/29 ................. 408 362,043
3.13%, 03/24/31 ................. 603 502,288
4.25%, 03/15/52 ................. 205 145,573
6.25%, 03/15/53 ................. 80 76,319
DT Midstream, Inc.
(b)
4.13%, 06/15/29 ................. 28 24,221
4.38%, 06/15/31 ................. 26 21,864
Earthstone Energy Holdings LLC
(b)
8.00%, 04/15/27 ................. 37 37,870
9.88%, 07/15/31 ................. 42 45,674
Enbridge Energy Partners LP, 7.38%, 10/15/45 50 53,292
Enbridge, Inc.
0.55%, 10/04/23 ................. 105 104,983
2.50%, 01/15/25 ................. 305 291,469
2.50%, 02/14/25 ................. 65 61,935
3.70%, 07/15/27 ................. 18 16,733
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.70%, 03/08/33 ................. USD 390 $ 373,619
4.50%, 06/10/44 ................. 29 22,359
4.00%, 11/15/49 ................. 25 17,564
Series 16-A, (3-mo. CME Term SOFR +
4.15%), 6.00%, 01/15/77
(a)
........ 775 709,532
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.43%), 8.50%,
01/15/84
(a)
................... 25 24,794
Energy Transfer LP
4.90%, 02/01/24 ................. 45 44,830
3.90%, 07/15/26 ................. 245 231,876
4.40%, 03/15/27 ................. 150 142,170
4.00%, 10/01/27 ................. 90 83,569
5.55%, 02/15/28 ................. 140 137,525
4.95%, 05/15/28 ................. 200 191,340
5.95%, 10/01/43 ................. 10 8,791
5.35%, 05/15/45 ................. 50 41,000
6.13%, 12/15/45 ................. 50 44,475
5.30%, 04/15/47 ................. 135 109,657
5.40%, 10/01/47 ................. 200 164,950
6.25%, 04/15/49 ................. 545 500,049
5.00%, 05/15/50 ................. 132 103,547
EnLink Midstream LLC
(b)
5.63%, 01/15/28 ................. 81 76,584
6.50%, 09/01/30 ................. 13 12,611
EnLink Midstream Partners LP
4.15%, 06/01/25 ................. 16 15,273
4.85%, 07/15/26 ................. 3 2,824
5.60%, 04/01/44 ................. 18 14,940
Enterprise Products Operating LLC
4.15%, 10/16/28 ................. 200 187,507
6.13%, 10/15/39 ................. 175 174,776
6.45%, 09/01/40 ................. 106 108,030
5.95%, 02/01/41 ................. 65 64,002
4.45%, 02/15/43 ................. 20 16,366
4.25%, 02/15/48 ................. 145 113,515
4.20%, 01/31/50 ................. 60 46,284
3.70%, 01/31/51 ................. 75 53,045
3.30%, 02/15/53 ................. 150 97,606
EOG Resources, Inc., 4.95%, 04/15/50 ... 32 28,312
EQM Midstream Partners LP
4.13%, 12/01/26 ................. 13 12,034
6.50%, 07/01/27
(b)
................ 29 28,318
4.50%, 01/15/29
(b)
................ 17 15,129
7.50%, 06/01/30
(b)
................ 14 14,059
4.75%, 01/15/31
(b)
................ 11 9,468
EQT Corp., 5.70%, 04/01/28 .......... 75 73,506
FTAI Infra Escrow Holdings LLC, 10.50%,
06/01/27
(b)
.................... 14 13,930
Genesis Energy LP
6.50%, 10/01/25 ................. 2 1,966
7.75%, 02/01/28 ................. 9 8,532
8.88%, 04/15/30 ................. 17 16,598
Gulfport Energy Corp., 8.00%, 05/17/26
(b)
.. 17 16,521
Harvest Midstream I LP, 7.50%, 09/01/28
(b)
. 9 8,700
Hess Corp.
4.30%, 04/01/27 ................. 340 322,958
5.60%, 02/15/41 ................. 223 201,362
5.80%, 04/01/47 ................. 148 134,960
Hess Midstream Operations LP, 4.25%,
02/15/30
(b)
.................... 28 23,611
HF Sinclair Corp., 2.63%, 10/01/23 ...... 155 155,000
Hilcorp Energy I LP
(b)
6.25%, 11/01/28 ................. 33 30,944
5.75%, 02/01/29 ................. 55 49,665

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
6.00%, 04/15/30 ................. USD 1 $ 902
ITT Holdings LLC, 6.50%, 08/01/29
(b)
..... 66 55,943
Kinder Morgan Energy Partners LP
6.95%, 01/15/38 ................. 145 149,243
6.38%, 03/01/41 ................. 97 91,732
5.50%, 03/01/44 ................. 70 59,555
Kinder Morgan, Inc.
4.30%, 06/01/25 ................. 215 209,495
4.30%, 03/01/28 ................. 100 94,115
5.55%, 06/01/45 ................. 204 175,309
5.20%, 03/01/48 ................. 32 26,179
Kinetik Holdings LP, 5.88%, 06/15/30
(b)
.... 30 28,125
Magnolia Oil & Gas Operating LLC, 6.00%,
08/01/26
(b)
.................... 13 12,547
Marathon Oil Corp., 4.40%, 07/15/27 ..... 136 127,919
Marathon Petroleum Corp.
4.70%, 05/01/25 ................. 35 34,278
4.75%, 09/15/44 ................. 81 64,176
Matador Resources Co.
5.88%, 09/15/26 ................. 17 16,407
6.88%, 04/15/28
(b)
................ 45 44,183
MPLX LP
4.88%, 06/01/25 ................. 450 441,389
1.75%, 03/01/26 ................. 490 444,308
4.25%, 12/01/27 ................. 100 93,932
4.70%, 04/15/48 ................. 20 15,160
4.95%, 03/14/52 ................. 320 250,351
5.65%, 03/01/53 ................. 15 12,889
Murphy Oil Corp., 5.87%, 12/01/42
(a)(j)
.... 5 4,042
New Fortress Energy, Inc.
(b)
6.75%, 09/15/25 ................. 74 70,641
6.50%, 09/30/26 ................. 67 61,689
NGL Energy Operating LLC, 7.50%, 02/01/26
(b)
71 70,222
Northern Oil & Gas, Inc.
(b)
8.13%, 03/01/28 ................. 139 138,833
8.75%, 06/15/31 ................. 44 44,330
NuStar Logistics LP
5.75%, 10/01/25 ................. 13 12,642
6.38%, 10/01/30 ................. 6 5,684
Occidental Petroleum Corp.
8.50%, 07/15/27 ................. 250 267,705
7.50%, 05/01/31 ................. 320 339,598
6.45%, 09/15/36 ................. 160 157,110
6.20%, 03/15/40 ................. 22 20,970
4.20%, 03/15/48 ................. 75 51,822
ONEOK, Inc., 6.63%, 09/01/53 ......... 235 230,113
Ovintiv, Inc.
5.65%, 05/15/25 ................. 520 517,025
5.65%, 05/15/28 ................. 545 533,086
PBF Holding Co. LLC, 7.88%, 09/15/30
(b)
.. 18 17,928
PDC Energy, Inc., 5.75%, 05/15/26 ...... 3 2,990
Permian Resources Operating LLC
(b)
5.38%, 01/15/26 ................. 10 9,574
7.75%, 02/15/26 ................. 65 65,421
6.88%, 04/01/27 ................. 17 16,757
5.88%, 07/01/29 ................. 93 87,484
Phillips 66, 3.30%, 03/15/52 .......... 186 116,862
Pioneer Natural Resources Co.
1.13%, 01/15/26 ................. 315 284,678
5.10%, 03/29/26 ................. 250 246,786
1.90%, 08/15/30 ................. 65 50,996
2.15%, 01/15/31 ................. 235 185,438
Plains All American Pipeline LP, 4.30%,
01/31/43 ..................... 120 85,265
Rockcliff Energy II LLC, 5.50%, 10/15/29
(b)
. 45 40,498
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(b)
.................... USD 18 $ 16,032
Sabine Pass Liquefaction LLC
5.63%, 03/01/25 ................. 360 357,731
5.00%, 03/15/27 ................. 100 97,012
4.20%, 03/15/28 ................. 182 169,566
Sitio Royalties Operating Partnership LP,
7.88%, 11/01/28
(b)
............... 46 46,115
SM Energy Co.
5.63%, 06/01/25 ................. 13 12,723
6.75%, 09/15/26 ................. 6 5,890
6.63%, 01/15/27 ................. 6 5,880
6.50%, 07/15/28 ................. 19 18,240
Southwestern Energy Co.
5.70%, 01/23/25
(a)(j)
............... 4 3,941
5.38%, 02/01/29 ................. 34 31,314
Spectra Energy Partners LP
3.50%, 03/15/25 ................. 400 386,123
3.38%, 10/15/26 ................. 145 134,885
5.95%, 09/25/43 ................. 50 45,849
4.50%, 03/15/45 ................. 52 39,493
Sunoco LP
5.88%, 03/15/28 ................. 22 21,105
7.00%, 09/15/28
(b)
................ 26 25,655
Tallgrass Energy Partners LP
(b)
7.50%, 10/01/25 ................. 2 1,995
6.00%, 03/01/27 ................. 19 17,857
5.50%, 01/15/28 ................. 8 7,280
6.00%, 12/31/30 ................. 13 11,475
6.00%, 09/01/31 ................. 11 9,589
Transcontinental Gas Pipe Line Co. LLC,
4.00%, 03/15/28 ................ 140 130,381
Valero Energy Corp., 4.35%, 06/01/28 .... 83 78,516
Venture Global Calcasieu Pass LLC
(b)
3.88%, 08/15/29 ................. 136 114,441
4.13%, 08/15/31 ................. 34 27,901
3.88%, 11/01/33 ................. 102 79,196
Vermilion Energy, Inc., 6.88%, 05/01/30
(b)
.. 15 14,193
Vital Energy, Inc.
10.13%, 01/15/28 ................ 30 30,577
9.75%, 10/15/30 ................. 31 31,691
Western Midstream Operating LP
3.95%, 06/01/25 ................. 210 201,542
6.35%, 01/15/29 ................. 40 40,082
5.45%, 04/01/44 ................. 82 66,101
5.30%, 03/01/48 ................. 14 10,928
5.50%, 08/15/48 ................. 13 10,336
Williams Cos., Inc. (The)
4.55%, 06/24/24 ................. 605 598,446
3.90%, 01/15/25 ................. 100 97,313
5.40%, 03/02/26 ................. 286 283,780
3.75%, 06/15/27 ................. 375 348,668
5.30%, 08/15/28 ................. 873 853,915
23,372,334
Paper & Forest Products — 0.0%
Georgia-Pacific LLC, 1.75%, 09/30/25
(b)
... 80 73,943
Passenger Airlines — 0.1%
Air Canada, 3.88%, 08/15/26
(b)
......... 53 48,101
Air Canada Pass-Through Trust, Series 2017-1,
Class AA, 3.30%, 01/15/30
(b)
........ 13 11,716
Allegiant Travel Co., 7.25%, 08/15/27
(b)
... 15 14,119
American Airlines Pass-Through Trust, Series
2019-1, Class B, 3.85%, 02/15/28 ..... 53 47,081

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Passenger Airlines (continued)
American Airlines, Inc.
(b)
11.75%, 07/15/25 ................ USD 6 $ 6,450
5.50%, 04/20/26 ................. 9 8,888
7.25%, 02/15/28 ................. 10 9,561
5.75%, 04/20/29 ................. 128 119,132
British Airways Pass-Through Trust, Series
2019-1, Class A, 3.35%, 06/15/29
(b)
.... 29 25,744
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(b)
............... 10 8,998
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
69 68,193
Spirit Loyalty Cayman Ltd.
8.00%, 09/20/25
(b)
................ 27 27,133
United Airlines Pass-Through Trust
Series 2020-1, Class B, 4.88%, 01/15/26 13 12,517
Series 2019-2, Class AA, 2.70%, 05/01/32 39 31,882
Series 2023-1, Class A, 5.80%, 01/15/36 460 447,162
United Airlines, Inc.
(b)
4.38%, 04/15/26 ................. 55 50,863
4.63%, 04/15/29 ................. 126 108,301
VistaJet Malta Finance plc
(b)
7.88%, 05/01/27 ................. 18 15,503
6.38%, 02/01/30 ................. 29 22,398
1,083,742
Personal Care Products — 0.0%
Coty, Inc.
(b)
4.75%, 01/15/29 ................. 7 6,312
6.63%, 07/15/30 ................. 35 34,172
Haleon UK Capital plc, 3.13%, 03/24/25 ... 250 240,121
280,605
Pharmaceuticals — 0.6%
Bayer US Finance II LLC
(b)
4.25%, 12/15/25 ................. 400 385,137
4.38%, 12/15/28 ................. 360 334,629
Catalent Pharma Solutions, Inc.
(b)
5.00%, 07/15/27 ................. 24 22,018
3.13%, 02/15/29 ................. 50 41,010
3.50%, 04/01/30 ................. 21 17,289
Merck & Co., Inc.
4.05%, 05/17/28 ................. 245 235,754
2.15%, 12/10/31 ................. 95 75,125
4.50%, 05/17/33 ................. 96 89,839
6.50%, 12/01/33
(a)(j)
............... 195 211,214
2.75%, 12/10/51 ................. 235 141,929
5.00%, 05/17/53 ................. 24 21,827
Organon & Co., 4.13%, 04/30/28
(b)
...... 204 177,257
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/28 ................. 352 339,369
4.65%, 05/19/30 ................. 420 402,488
4.75%, 05/19/33 ................. 415 392,290
5.11%, 05/19/43 ................. 5 4,592
5.30%, 05/19/53 ................. 520 483,159
Pharmacia LLC, 6.60%, 12/01/28
(a)(j)
..... 200 211,511
Roche Holdings, Inc., 2.61%, 12/13/51
(b)
... 270 161,499
Takeda Pharmaceutical Co. Ltd., 3.18%,
07/09/50 ..................... 200 126,560
Teva Pharmaceutical Finance Netherlands III
BV
6.00%, 04/15/24 ................. 246 244,143
3.15%, 10/01/26 ................. 140 124,486
8.13%, 09/15/31 ................. 230 236,302
Wyeth LLC, 5.95%, 04/01/37 .......... 70 71,921
4,551,348
Security
Par (000)
Par (000) Value
Professional Services — 0.0%
(b)
AMN Healthcare, Inc., 4.00%, 04/15/29 ... USD 29 $ 24,608
CoreLogic, Inc., 4.50%, 05/01/28 ....... 95 72,084
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 138 118,975
KBR, Inc., 4.75%, 09/30/28 ........... 5 4,400
Science Applications International Corp.,
4.88%, 04/01/28 ................ 28 25,412
245,479
Real Estate Management & Development — 0.0%
Anywhere Real Estate Group LLC
Series AI, 7.00%, 04/15/30 .......... 31 28,158
7.00%, 04/15/30
(b)
................ 100 89,845
Cushman & Wakefield US Borrower LLC
(b)
6.75%, 05/15/28 ................. 25 23,065
8.88%, 09/01/31 ................. 20 19,350
Greystar Real Estate Partners LLC, 7.75%,
09/01/30
(b)
.................... 2 1,976
Howard Hughes Corp. (The), 4.13%, 02/01/29
(b)
34 27,200
Realogy Group LLC, 5.75%, 01/15/29
(b)
... 5 3,615
193,209
Residential REITs — 0.0%
AvalonBay Communities, Inc., 5.00%, 02/15/33 106 100,949
Camden Property Trust, 2.80%, 05/15/30 .. 70 59,290
UDR, Inc., 2.10%, 08/01/32 ........... 70 50,481
210,720
Retail REITs — 0.3%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
.................... 22 18,334
Kimco Realty OP LLC
1.90%, 03/01/28 ................. 165 138,366
4.60%, 02/01/33 ................. 225 199,477
Realty Income Corp.
3.00%, 01/15/27 ................. 125 114,585
3.95%, 08/15/27 ................. 255 239,089
3.40%, 01/15/28 ................. 86 78,309
3.65%, 01/15/28 ................. 200 184,232
2.20%, 06/15/28 ................. 110 94,009
4.85%, 03/15/30 ................. 105 98,957
5.63%, 10/13/32 ................. 220 212,687
2.85%, 12/15/32 ................. 20 15,624
Regency Centers LP
4.13%, 03/15/28 ................. 234 216,538
3.70%, 06/15/30 ................. 675 587,255
2,197,462
Semiconductors & Semiconductor Equipment — 0.7%
Analog Devices, Inc., 2.80%, 10/01/41 .... 95 63,415
Applied Materials, Inc., 3.30%, 04/01/27 ... 272 254,971
Broadcom Corp., 3.88%, 01/15/27 ...... 375 352,353
Broadcom, Inc.
4.15%, 11/15/30 ................. 93 82,373
2.45%, 02/15/31
(b)
................ 250 195,401
4.15%, 04/15/32
(b)
................ 40 34,713
3.14%, 11/15/35
(b)
................ 35 25,518
4.93%, 05/15/37
(b)
................ 790 680,922
Entegris Escrow Corp., 4.75%, 04/15/29
(b)
.. 266 239,136
Entegris, Inc., 4.38%, 04/15/28
(b)
....... 6 5,340
Intel Corp.
4.88%, 02/10/28 ................. 170 166,764
5.63%, 02/10/43 ................. 110 104,896
5.70%, 02/10/53 ................. 250 234,438
5.90%, 02/10/63 ................. 175 165,898
KLA Corp.
4.65%, 11/01/24 ................. 42 41,425
4.10%, 03/15/29 ................. 201 190,224

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
3.30%, 03/01/50 ................. USD 288 $ 191,389
Lam Research Corp.
3.75%, 03/15/26 ................. 260 250,168
4.88%, 03/15/49 ................. 27 23,568
2.88%, 06/15/50 ................. 51 31,642
NCR Atleos Escrow Corp., 9.50%, 04/01/29
(b)
31 29,983
NVIDIA Corp., 3.50%, 04/01/40 ........ 142 111,800
NXP BV
5.35%, 03/01/26 ................. 150 148,008
3.88%, 06/18/26 ................. 250 237,305
3.15%, 05/01/27 ................. 250 227,778
5.55%, 12/01/28 ................. 120 117,151
4.30%, 06/18/29 ................. 76 69,516
2.50%, 05/11/31 ................. 345 268,593
2.65%, 02/15/32 ................. 30 23,078
3.25%, 05/11/41 ................. 90 60,896
QUALCOMM, Inc.
3.25%, 05/20/27 ................. 100 93,282
4.30%, 05/20/47 ................. 129 104,370
Synaptics, Inc., 4.00%, 06/15/29
(b)
....... 44 36,300
Texas Instruments, Inc., 4.60%, 02/15/28 .. 78 76,450
4,939,064
Software — 1.0%
ACI Worldwide, Inc., 5.75%, 08/15/26
(b)
... 67 64,954
Alteryx, Inc., 8.75%, 03/15/28
(b)
........ 53 52,763
AthenaHealth Group, Inc., 6.50%, 02/15/30
(b)
300 250,952
Autodesk, Inc.
3.50%, 06/15/27 ................. 350 326,552
2.40%, 12/15/31 ................. 190 149,775
Boxer Parent Co., Inc., 9.13%, 03/01/26
(b)
.. 195 194,454
Camelot Finance SA, 4.50%, 11/01/26
(b)
... 87 80,317
Capstone Borrower, Inc., 8.00%, 06/15/30
(b)
. 44 42,955
Central Parent, Inc., 7.25%, 06/15/29
(b)
.... 79 76,592
Clarivate Science Holdings Corp.
(b)
3.88%, 07/01/28 ................. 177 153,229
4.88%, 07/01/29 ................. 132 112,510
Cloud Software Group, Inc.
(b)
6.50%, 03/31/29 ................. 486 429,785
9.00%, 09/30/29 ................. 251 218,119
Consensus Cloud Solutions, Inc.
(b)
6.00%, 10/15/26 ................. 6 5,522
6.50%, 10/15/28 ................. 24 20,454
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 7 5,896
Elastic NV, 4.13%, 07/15/29
(b)
......... 43 36,621
Fair Isaac Corp., 4.00%, 06/15/28
(b)
...... 35 31,293
McAfee Corp., 7.38%, 02/15/30
(b)
....... 131 109,672
Microsoft Corp.
3.45%, 08/08/36 ................. 104 87,697
2.53%, 06/01/50 ................. 119 72,458
2.92%, 03/17/52 ................. 486 318,772
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
.... 66 58,617
NCR Corp., 5.00%, 10/01/28
(b)
......... 14 12,531
Open Text Corp., 6.90%, 12/01/27
(b)
..... 125 125,285
Oracle Corp.
5.80%, 11/10/25 ................. 40 40,150
1.65%, 03/25/26 ................. 770 697,457
2.65%, 07/15/26 ................. 254 234,187
3.85%, 07/15/36 ................. 5 3,953
3.60%, 04/01/40 ................. 290 209,537
5.38%, 07/15/40 ................. 150 133,053
3.65%, 03/25/41 ................. 136 97,047
4.13%, 05/15/45 ................. 194 140,633
4.00%, 07/15/46 ................. 164 115,726
4.00%, 11/15/47 ................. 285 200,297
3.60%, 04/01/50 ................. 349 225,752
Security
Par (000)
Par (000) Value
Software (continued)
3.95%, 03/25/51 ................. USD 104 $ 71,297
5.55%, 02/06/53 ................. 55 48,189
4.38%, 05/15/55 ................. 70 50,442
Roper Technologies, Inc.
1.00%, 09/15/25 ................. 60 54,838
3.80%, 12/15/26 ................. 50 47,299
Sabre GLBL, Inc., 8.63%, 06/01/27
(b)
..... 65 55,107
Salesforce, Inc.
2.70%, 07/15/41 ................. 95 64,333
3.05%, 07/15/61 ................. 117 69,935
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
126 118,899
Veritas US, Inc., 7.50%, 09/01/25
(b)
...... 66 55,144
VMware, Inc.
1.40%, 08/15/26 ................. 460 405,769
3.90%, 08/21/27 ................. 44 40,991
2.20%, 08/15/31 ................. 611 461,080
Workday, Inc., 3.50%, 04/01/27 ........ 260 242,589
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
128 106,681
7,028,160
Specialized REITs — 0.8%
American Tower Corp.
4.00%, 06/01/25 ................. 175 169,451
1.45%, 09/15/26 ................. 140 123,380
3.38%, 10/15/26 ................. 185 172,229
3.65%, 03/15/27 ................. 851 788,491
3.95%, 03/15/29 ................. 255 230,657
2.10%, 06/15/30 ................. 270 210,134
1.88%, 10/15/30 ................. 105 79,456
2.70%, 04/15/31 ................. 170 134,821
2.30%, 09/15/31 ................. 150 113,835
5.65%, 03/15/33 ................. 180 173,028
Crown Castle, Inc.
1.05%, 07/15/26 ................. 800 701,981
2.90%, 03/15/27 ................. 210 190,474
4.30%, 02/15/29 ................. 45 41,551
3.10%, 11/15/29 ................. 60 51,041
2.25%, 01/15/31 ................. 250 194,017
2.50%, 07/15/31 ................. 240 187,172
5.10%, 05/01/33 ................. 77 71,190
2.90%, 04/01/41 ................. 100 64,194
4.15%, 07/01/50 ................. 50 35,536
Equinix, Inc.
2.90%, 11/18/26 ................. 765 702,231
1.55%, 03/15/28 ................. 150 125,008
2.50%, 05/15/31 ................. 50 39,030
3.00%, 07/15/50 ................. 25 14,732
2.95%, 09/15/51 ................. 135 77,511
3.40%, 02/15/52 ................. 75 47,451
Iron Mountain, Inc.
(b)
7.00%, 02/15/29 ................. 84 82,155
5.63%, 07/15/32 ................. 14 12,086
Public Storage Operating Co., 5.13%, 01/15/29 105 103,336
SBA Communications Corp.
3.88%, 02/15/27 ................. 81 74,218
3.13%, 02/01/29 ................. 71 59,219
Weyerhaeuser Co., 4.75%, 05/15/26 ..... 525 512,332
5,581,947
Specialty Retail — 0.3%
Arko Corp., 5.13%, 11/15/29
(b)
......... 24 19,357
Asbury Automotive Group, Inc.
4.50%, 03/01/28 ................. 4 3,581
4.75%, 03/01/30 ................. 10 8,546
5.00%, 02/15/32
(b)
................ 23 19,057
eG Global Finance plc, 6.75%, 02/07/25
(b)
.. 200 196,500

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Group 1 Automotive, Inc., 4.00%, 08/15/28
(b)
USD 14 $ 12,153
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
.. 65 55,993
Home Depot, Inc. (The)
0.90%, 03/15/28 ................. 150 125,188
4.25%, 04/01/46 ................. 40 32,100
3.90%, 06/15/47 ................. 115 87,799
4.50%, 12/06/48 ................. 56 46,875
2.75%, 09/15/51 ................. 70 41,576
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
18 15,372
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(b)
.................... 55 46,761
Lithia Motors, Inc., 3.88%, 06/01/29
(b)
..... 29 24,441
Lowe's Cos., Inc.
3.35%, 04/01/27 ................. 248 230,887
3.10%, 05/03/27 ................. 240 221,020
3.70%, 04/15/46 ................. 237 164,306
4.55%, 04/05/49 ................. 70 54,921
5.13%, 04/15/50 ................. 25 21,269
3.00%, 10/15/50 ................. 361 213,190
4.25%, 04/01/52 ................. 108 79,670
4.45%, 04/01/62 ................. 173 126,314
Murphy Oil USA, Inc., 4.75%, 09/15/29 .... 34 30,655
Penske Automotive Group, Inc., 3.50%,
09/01/25 ..................... 14 13,248
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
............... 27 25,249
SRS Distribution, Inc.
(b)
4.63%, 07/01/28 ................. 88 76,023
6.13%, 07/01/29 ................. 125 106,457
6.00%, 12/01/29 ................. 70 58,800
Staples, Inc., 7.50%, 04/15/26
(b)
........ 22 18,092
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
.. 190 167,924
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(b)(i)
........... 81 78,151
2,421,475
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.
4.38%, 05/13/45 ................. 20 17,287
4.65%, 02/23/46 ................. 200 178,207
3.85%, 08/04/46 ................. 30 23,738
3.75%, 09/12/47 ................. 121 93,528
2.65%, 05/11/50 ................. 120 73,492
2.65%, 02/08/51 ................. 135 81,883
2.70%, 08/05/51 ................. 385 234,435
3.95%, 08/08/52 ................. 200 156,847
Dell International LLC, 6.02%, 06/15/26 ... 88 88,343
HP, Inc.
2.20%, 06/17/25 ................. 175 164,530
3.00%, 06/17/27 ................. 250 227,214
4.75%, 01/15/28 ................. 48 46,041
Seagate HDD Cayman
(b)
8.25%, 12/15/29 ................. 47 48,269
8.50%, 07/15/31 ................. 60 61,547
1,495,361
Textiles, Apparel & Luxury Goods — 0.0%
(b)
Crocs, Inc., 4.13%, 08/15/31 .......... 33 25,532
Hanesbrands, Inc.
4.88%, 05/15/26 ................. 23 21,085
9.00%, 02/15/31 ................. 18 17,157
Kontoor Brands, Inc., 4.13%, 11/15/29 .... 37 30,574
Levi Strauss & Co., 3.50%, 03/01/31 ..... 46 36,377
130,725
Security
Par (000)
Par (000) Value
Tobacco — 0.3%
Altria Group, Inc.
2.35%, 05/06/25 ................. USD 101 $ 95,534
5.95%, 02/14/49 ................. 270 242,474
3.70%, 02/04/51 ................. 35 21,762
BAT Capital Corp.
2.79%, 09/06/24 ................. 65 63,071
3.22%, 09/06/26 ................. 525 486,975
3.56%, 08/15/27 ................. 86 78,681
2.26%, 03/25/28 ................. 130 109,945
6.42%, 08/02/33 ................. 280 272,131
3.73%, 09/25/40 ................. 144 96,567
7.08%, 08/02/53 ................. 145 136,975
BAT International Finance plc, 5.93%, 02/02/29 273 268,017
Philip Morris International, Inc., 5.13%,
02/15/30 ..................... 87 83,437
Reynolds American, Inc., 5.70%, 08/15/35 .. 117 104,679
2,060,248
Trading Companies & Distributors — 0.4%
Air Lease Corp.
4.25%, 02/01/24 ................. 350 347,565
3.38%, 07/01/25 ................. 540 512,997
2.88%, 01/15/26 ................. 815 758,821
Aircastle Ltd., 6.50%, 07/18/28
(b)
........ 18 17,652
Aviation Capital Group LLC, 1.95%, 09/20/26
(b)
629 549,147
Beacon Roofing Supply, Inc.
(b)
4.13%, 05/15/29 ................. 23 19,665
6.50%, 08/01/30 ................. 35 33,919
Fortress Transportation & Infrastructure
Investors LLC
(b)
6.50%, 10/01/25 ................. 83 81,576
9.75%, 08/01/27 ................. 92 95,159
5.50%, 05/01/28 ................. 42 38,077
Foundation Building Materials, Inc., 6.00%,
03/01/29
(b)
.................... 27 22,471
H&E Equipment Services, Inc., 3.88%,
12/15/28
(b)
.................... 16 13,662
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
.... 92 87,000
Imola Merger Corp., 4.75%, 05/15/29
(b)
.... 64 56,090
United Rentals North America, Inc., 6.00%,
12/15/29
(b)
.................... 239 232,703
WESCO Distribution, Inc.
(b)
7.13%, 06/15/25 ................. 40 40,094
7.25%, 06/15/28 ................. 75 75,364
2,981,962
Wireless Telecommunication Services — 0.7%
America Movil SAB de CV, 4.38%, 04/22/49 200 156,880
Connect Finco SARL, 6.75%, 10/01/26
(b)
... 390 363,752
Ligado Networks LLC, 15.50%, (15.50% Cash
or 15.50% PIK), 11/01/23
(a)(b)(i)
........ 94 33,874
Rogers Communications, Inc.
3.20%, 03/15/27 ................. 770 704,285
3.80%, 03/15/32 ................. 390 324,100
4.30%, 02/15/48 ................. 84 58,769
4.35%, 05/01/49 ................. 163 116,123
4.55%, 03/15/52 ................. 519 378,569
Sprint LLC, 7.13%, 06/15/24 .......... 100 100,608
T-Mobile USA, Inc.
1.50%, 02/15/26 ................. 516 467,878
2.25%, 02/15/26 ................. 235 216,333
2.63%, 04/15/26 ................. 48 44,392
4.75%, 02/01/28 ................. 650 623,036
2.05%, 02/15/28 ................. 416 357,710
3.50%, 04/15/31 ................. 211 178,415
2.70%, 03/15/32 ................. 169 132,198

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
4.38%, 04/15/40 ................. USD 215 $ 172,758
3.00%, 02/15/41 ................. 165 109,337
4.50%, 04/15/50 ................. 45 34,507
3.30%, 02/15/51 ................. 155 96,984
3.40%, 10/15/52 ................. 245 153,038
5.75%, 01/15/54 ................. 5 4,608
Vmed O2 UK Financing I plc, 4.75%, 07/15/31
(b)
200 161,575
Vodafone Group plc, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.45%), 3.25%, 06/04/81
(a)
.......... 265 233,314
5,223,043
Total Corporate Bonds — 36.1%
(Cost: $284,697,943) ............................. 259,256,202
Equity-Linked Notes
Air Freight & Logistics — 0.0%
BMO Capital Markets Corp. (FedEx Corp.),
8.72%, 11/21/23 ................. —
(m)
128,810
Automobile Components — 0.0%
Royal Bank of Canada (BorgWarner, Inc.),
16.37%, 11/01/23
(b)
............... 2 91,080
Automobiles — 0.1%
Barclays Bank plc (Ford Motor Co.),
26.91%, 10/26/23 ................ 12 145,387
JPMorgan Structured Products BV (General
Motors Co.), 16.71%, 10/25/23 ........ 5 162,537
307,924
Banks — 0.4%
BNP Paribas SA (Citigroup, Inc.),
11.30%, 10/16/23
(b)
............... 4 181,791
BNP Paribas SA (Comerica, Inc.),
34.30%, 10/20/23
(b)
............... 2 80,023
BNP Paribas SA (Fifth Third Bancorp),
24.32%, 10/20/23
(b)
............... 3 85,147
BNP Paribas SA (JPMorgan Chase & Co.),
9.68%, 10/16/23
(b)
................ 1 181,177
Citigroup, Inc. (Bank of America Corp.),
8.97%, 10/18/23 ................. 19 532,723
Citigroup, Inc. (PNC Financial Services Group,
Inc. (The)), 12.26%, 10/16/23 ........ 1 149,855
Mizuho Markets Cayman LP (Bank of America
Corp.)
14.00%, 10/18/23 - 10/31/23 ......... 12 318,289
Mizuho Markets Cayman LP (JPMorgan Chase
& Co.), 10.40%, 10/16/23 ........... 3 448,128
Mizuho Markets Cayman LP (Wells Fargo &
Co.), 10.15%, 10/16/23 ............. 7 267,416
Nomura Holdings, Inc. (JPMorgan Chase &
Co.), 12.14%, 10/31/23 ............. 1 146,689
SGA Societe Generale Acceptance
NV (Citizens Financial Group, Inc.),
16.95%, 10/18/23 ................ 3 89,954
SGA Societe Generale Acceptance NV (First
Horizon Corp.), 30.16%, 10/18/23 ...... 8 86,649
2,567,841
Beverages — 0.0%
Barclays Bank plc (Molson Coors Beverage
Co.), 11.58%, 11/01/23 ............. 1 72,295
Security
Par (000)
Par (000) Value
Biotechnology — 0.1%
BNP Paribas SA (AbbVie, Inc.),
12.57%, 10/27/23
(b)
............... USD 2 $ 285,442
JPMorgan Structured Products BV (Gilead
Sciences, Inc.), 9.30%, 10/27/23 ...... 2 144,983
430,425
Broadline Retail — 0.2%
BNP Paribas SA (Amazon.com, Inc.)
16.11%, 10/30/23
(b)
............... 2 264,537
14.45%, 09/08/26
(b)
............... 1 175,647
BNP Paribas SA (eBay, Inc.),
13.71%, 11/02/23
(b)
............... 2 72,674
Citigroup, Inc. (Amazon.com, Inc.),
20.42%, 10/27/23 ................ 3 441,766
Goldman Sachs International (Amazon.com,
Inc.), 16.03%, 10/27/23 ............. 1 174,713
Mizuho Markets Cayman LP (Amazon.com,
Inc.), 17.62%, 11/09/23 ............. 2 208,496
1,337,833
Building Products — 0.0%
Royal Bank of Canada (Johnson Controls
International plc), 17.23%, 11/07/23
(b)
... 1 70,653
Capital Markets — 0.2%
Barclays Bank plc (Charles Schwab Corp.
(The)), 15.87%, 10/18/23 ........... 5 261,151
Citigroup, Inc. (Bank of New York Mellon Corp.
(The)), 7.76%, 10/18/23 ............ 3 122,437
Citigroup, Inc. (Morgan Stanley),
9.50%, 10/18/23 ................. 1 106,612
HSBC Bank plc (Brookfield Corp.),
6.09%, 11/08/23 ................. EUR 3 141,735
JPMorgan Structured Products BV (Nasdaq,
Inc.), 9.73%, 10/19/23 ............. USD 5 243,430
Mizuho Markets Cayman LP (Morgan Stanley),
7.91%, 10/19/23 ................. 5 392,493
1,267,858
Chemicals — 0.1%
Barclays Bank plc (Ecolab, Inc.),
6.20%, 11/01/23 ................. —
(m)
70,634
BNP Paribas SA (PPG Industries, Inc.),
9.05%, 10/20/23
(b)
................ 1 83,846
Nomura Holdings, Inc. (Dow, Inc.),
9.64%, 10/25/23 ................. 3 141,879
Royal Bank of Canada (LyondellBasell
Industries NV), 16.37%, 10/27/23
(b)
..... 1 72,131
Royal Bank of Canada (Mosaic Co. (The)),
16.59%, 11/07/23
(b)
............... 4 140,761
509,251
Commercial Services & Supplies — 0.0%
Barclays Bank plc (Waste Management, Inc.),
5.63%, 10/26/23 ................. 1 195,919
Communications Equipment — 0.1%
Barclays Bank plc (Cisco Systems, Inc.),
5.39%, 10/02/23 ................. 7 360,533
BMO Capital Markets Corp. (Arista Networks,
Inc.), 13.42%, 10/31/23 ............. 1 127,305
Royal Bank of Canada (Cisco Systems, Inc.),
12.73%, 11/15/23
(b)
............... 7 393,486
881,324
Construction Materials — 0.0%
Citigroup, Inc. (Vulcan Materials Co.),
10.45%, 11/02/23 ................ 1 127,450

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance — 0.1%
Nomura Holdings, Inc. (Ally Financial, Inc.),
20.17%, 10/19/23 ................ USD 8 $ 215,483
SGA Societe Generale Acceptance NV
(Synchrony Financial), 17.60%, 10/25/23 . 7 214,939
430,422
Consumer Staples Distribution & Retail — 0.2%
BMO Capital Markets Corp. (Sysco Corp.),
11.00%, 11/01/23 ................. 1 85,564
BNP Paribas SA (Walmart, Inc.),
8.17%, 11/16/23 ................. 3 494,682
Citigroup, Inc. (BJ's Wholesale Club Holdings,
Inc.), 12.98%, 11/17/23 ............. 2 131,379
Citigroup, Inc. (Target Corp.), 15.33%, 11/16/23 1 65,378
JPMorgan Structured Products BV (Target
Corp.), 23.72%, 11/17/23 ........... 3 289,165
JPMorgan Structured Products BV (Walmart,
Inc.), 6.14%, 11/17/23 .............. 1 129,715
UBS AG (London Branch) (Walmart, Inc.),
6.30%, 10/02/23 ................. 3 478,417
1,674,300
Diversified Telecommunication Services — 0.1%
Barclays Bank plc (Deutsche Telekom AG),
12.28%, 10/27/23 ................ 1 87,328
JPMorgan Structured Products BV (Verizon
Communications, Inc.), 23.17%, 10/25/23 8 243,687
Royal Bank of Canada (AT&T, Inc.),
24.17%, 10/20/23
(b)
............... 14 207,445
538,460
Electric Utilities — 0.1%
BNP Paribas SA (NextEra Energy, Inc.),
8.49%, 10/27/23
(b)
................ 2 97,158
JPMorgan Structured Products BV (NextEra
Energy, Inc.), 13.92%, 10/27/23 ....... 1 78,820
Nomura Holdings, Inc. (NextEra Energy, Inc.),
9.00%, 10/27/23 ................. 3 155,963
Royal Bank of Canada (American Electric
Power Co., Inc.), 10.19%, 10/27/23
(b)
... 2 138,299
470,240
Electrical Equipment — 0.0%
BMO Capital Markets Corp. (Eaton Corp. plc),
13.89%, 11/01/23 ................ —
(m)
91,063
Electronic Equipment, Instruments & Components — 0.1%
BNP Paribas SA (Flex Ltd.)
11.52%, 10/26/23
(b)
............... 10 278,267
Citigroup, Inc. (Flex Ltd.), 14.15%, 10/26/23 . 4 93,779
Nomura Holdings, Inc. (Amphenol Corp.),
6.65%, 10/26/23 ................. 2 177,206
Nomura Holdings, Inc. (Keysight Technologies,
Inc.), 12.02%, 11/17/23 ............. 1 147,405
696,657
Energy Equipment & Services — 0.0%
BNP Paribas SA (Schlumberger NV),
16.86%, 10/20/23
(b)
............... 1 84,769
SGA Societe Generale Acceptance NV (Baker
Hughes Co.), 15.83%, 10/26/23 ....... 6 208,760
293,529
Entertainment — 0.1%
Goldman Sachs International (Netflix, Inc.),
20.75%, 10/18/23 ................ —
(m)
84,977
Goldman Sachs International (Walt Disney Co.
(The)), 16.68%, 11/08/23 ........... 3 218,320
JPMorgan Structured Products BV (Netflix, Inc.)
20.94%, 10/19/23 ................ —
(m)
110,535
Security
Par (000)
Par (000) Value
Entertainment (continued)
24.92%, 10/19/23 ................ USD —
(m)
$ 142,485
556,317
Financial Services — 0.1%
JPMorgan Structured Products BV (Voya
Financial, Inc.), 14.13%, 11/01/23 ...... 2 161,502
Mizuho Markets Cayman LP (Fidelity
National Information Services, Inc.),
15.22%, 11/07/23 ................ 2 125,280
Mizuho Markets Cayman LP (Fiserv, Inc.),
6.57%, 10/27/23 ................. 1 119,206
Nomura Holdings, Inc. (Fiserv, Inc.),
5.60%, 10/27/23 ................. 2 220,055
Nomura Holdings, Inc. (PayPal Holdings, Inc.),
15.90%, 11/03/23 ................ 3 173,754
799,797
Food Products — 0.0%
Mizuho Markets Cayman LP (Kraft Heinz Co.
(The)), 8.92%, 10/26/23 ............ 2 71,610
Ground Transportation — 0.0%
Barclays Bank plc (Avis Budget Group, Inc.),
23.14%, 10/31/23 ................ —
(m)
68,287
BNP Paribas SA (CSX Corp.),
9.91%, 10/20/23
(b)
................ 3 103,053
171,340
Health Care Equipment & Supplies — 0.1%
Barclays Bank plc (Stryker Corp.),
10.46%, 10/31/23 ................ —
(m)
86,678
Barclays Bank plc (Zimmer Biomet Holdings,
Inc.), 9.30%, 11/02/23 .............. 1 101,983
BMO Capital Markets Corp. (Becton Dickinson
& Co.), 6.98%, 11/10/23 ............ —
(m)
123,834
Citigroup, Inc. (Abbott Laboratories),
12.63%, 10/19/23 ................ 2 175,885
Royal Bank of Canada (Koninklijke Philips NV),
19.88%, 10/24/23 ................ EUR 8 154,116
Royal Bank of Canada (Stryker Corp.),
13.14%, 11/01/23
(b)
............... USD 1 209,662
852,158
Health Care Providers & Services — 0.5%
Barclays Bank plc (CVS Health Corp.)
20.48%, 11/01/23 - 11/02/23 ......... 5 326,406
Barclays Bank plc (HCA Healthcare, Inc.),
12.29%, 10/20/23 ................ —
(m)
65,682
Barclays Bank plc (Humana, Inc.),
14.45%, 11/01/23 ................ —
(m)
161,747
BMO Capital Markets Corp. (Cigna Group
(The)), 12.76%, 11/02/23 ........... 1 178,848
BMO Capital Markets Corp. (McKesson Corp.),
10.97%, 11/01/23 ................ —
(m)
215,075
BNP Paribas SA (Cigna Group (The)),
9.86%, 11/03/23
(b)
................ —
(m)
74,577
BNP Paribas SA (McKesson Corp.),
9.11%, 11/02/23
(b)
................ —
(m)
75,118
BNP Paribas SA (UnitedHealth Group, Inc.),
10.76%, 10/16/23
(b)
............... 2 1,220,296
Citigroup, Inc. (HCA Healthcare, Inc.),
10.62%, 10/20/23 ................ 1 165,252
JPMorgan Structured Products BV (Elevance
Health, Inc.), 15.17%, 10/19/23 ....... 1 501,656
Mizuho Markets Cayman LP (Elevance Health,
Inc.), 13.17%, 10/31/23 ............. —
(m)
106,857
Mizuho Markets Cayman LP (UnitedHealth
Group, Inc.), 9.46%, 10/16/23 ........ —
(m)
187,376

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Royal Bank of Canada (Cencora, Inc.),
8.25%, 11/07/23
(b)
................ USD 1 $ 124,628
3,403,518
Hotels, Restaurants & Leisure — 0.3%
Barclays Bank plc (Wynn Resorts Ltd.),
20.53%, 11/09/23 ................ 1 89,238
BNP Paribas SA (Chipotle Mexican Grill, Inc.),
9.93%, 10/26/23
(b)
................ —
(m)
68,125
BNP Paribas SA (Hilton Worldwide Holdings,
Inc.), 8.98%, 10/26/23
(b)
............ —
(m)
73,895
BNP Paribas SA (McDonald's Corp.),
6.23%, 10/27/23
(b)
................ 1 172,605
BNP Paribas SA (Starbucks Corp.),
10.55%, 11/02/23
(b)
............... 1 69,898
Citigroup, Inc. (Marriott International, Inc.),
11.92%, 11/03/23 ................. 1 127,415
Citigroup, Inc. (MGM Resorts International),
20.73%, 11/02/23 ................ 2 90,871
Goldman Sachs International (Starbucks
Corp.), 10.35%, 11/02/23 ........... 1 87,646
JPMorgan Structured Products BV (Las Vegas
Sands Corp.), 21.26%, 10/19/23 ...... 2 103,692
JPMorgan Structured Products BV (Wynn
Resorts Ltd), 24.40%, 11/09/23 ....... 2 219,352
Royal Bank of Canada (Booking Holdings, Inc.),
14.44%, 11/02/23
(b)
............... —
(m)
212,667
Royal Bank of Canada (Hilton Worldwide
Holdings, Inc.), 9.91%, 10/26/23
(b)
..... 1 186,607
Royal Bank of Canada (Starbucks Corp.),
9.97%, 11/02/23
(b)
................ 2 213,502
Royal Bank of Canada (Yum! Brands, Inc.),
6.76%, 11/02/23
(b)
................ 1 90,912
1,806,425
Household Durables — 0.0%
Citigroup, Inc. (Toll Brothers, Inc.),
13.25%, 10/27/23 ................ 2 121,754
Household Products — 0.0%
JPMorgan Structured Products BV (Kimberly-
Clark Corp.)
4.60%, 10/25/23 ................. 1 86,913
6.33%, 10/25/23 ................. 1 177,755
264,668
Independent Power and Renewable Electricity Producers — 0.0%
Citigroup, Inc. (AES Corp. (The)),
22.08%, 11/03/23 ................ 5 77,811
Insurance — 0.1%
Barclays Bank plc (Marsh & McLennan Cos.,
Inc.), 6.15%, 10/20/23 ............. 1 249,966
Goldman Sachs International (Everest Group
Ltd.), 11.74%, 10/25/23 ............. —
(m)
157,971
JPMorgan Structured Products BV (Travelers
Cos., Inc. (The)), 5.59%, 10/19/23 ..... 1 222,667
Mizuho Markets Cayman LP (Admiral Group
plc), 7.41%, 10/25/23 .............. 1 71,815
Nomura Holdings, Inc. (Admiral Group plc),
8.00%, 10/25/23 ................. 2 174,251
876,670
Interactive Media & Services — 0.3%
BNP Paribas SA (Meta Platforms, Inc.)
18.20%, 10/26/23 - 11/09/23
(b)
........ 2 610,088
Citigroup, Inc. (Meta Platforms, Inc.),
20.51%, 10/26/23 ................ 1 223,842
Security
Par (000)
Par (000) Value
Interactive Media & Services (continued)
JPMorgan Structured Products BV (Meta
Platforms, Inc.), 21.77%, 10/26/23 ..... USD 1 $ 186,829
Mizuho Markets Cayman LP (Alphabet, Inc.)
13.80%, 10/26/23 - 11/09/23 ......... 4 485,445
Royal Bank of Canada (Alphabet, Inc.),
10.39%, 10/25/23
(b)
............... 5 706,695
2,212,899
IT Services — 0.0%
Goldman Sachs International (Gartner, Inc.),
5.86%, 11/03/23 ................. —
(m)
106,407
Life Sciences Tools & Services — 0.1%
BNP Paribas SA (Thermo Fisher Scientific,
Inc.), 8.26%, 10/27/23
(b)
............ —
(m)
104,295
JPMorgan Structured Products BV (Danaher
Corp.), 12.05%, 10/20/23 ........... 1 182,948
Nomura Holdings, Inc. (Danaher Corp.),
11.47%, 10/20/23 ................ 1 175,190
462,433
Machinery — 0.1%
Barclays Bank plc (Caterpillar, Inc.),
14.87%, 10/27/23 ................ 1 286,137
Barclays Bank plc (Otis Worldwide Corp.),
7.64%, 10/26/23 ................. 2 175,079
Citigroup, Inc. (Parker-Hannifin Corp.),
12.92%, 11/02/23 ................ —
(m)
127,340
Nomura Holdings, Inc. (PACCAR, Inc.),
7.93%, 10/25/23 ................. 2 181,038
769,594
Media — 0.1%
BNP Paribas SA (Comcast Corp.),
11.44%, 10/27/23
(b)
............... 5 212,197
Citigroup, Inc. (Comcast Corp.),
11.58%, 10/27/23 ................ 2 109,113
Mizuho Markets Cayman LP (Comcast Corp.),
10.80%, 10/27/23 ................ 4 175,406
Royal Bank of Canada (Publicis Groupe SA),
13.73%, 11/10/23
(b)
............... EUR 2 183,828
680,544
Metals & Mining — 0.1%
Barclays Bank plc (Anglo American plc),
18.55%, 10/20/23 ................ USD 8 101,258
Citigroup, Inc. (Kinross Gold Corp.),
8.67%, 11/02/23 ................. 2 106,742
JPMorgan Structured Products BV (Freeport-
McMoRan, Inc.), 22.24%, 10/20/23 ..... 4 139,386
JPMorgan Structured Products BV (Nucor
Corp.), 18.94%, 10/20/23 ........... 1 106,225
453,611
Multi-Utilities — 0.0%
Barclays Bank plc (Sempra), 15.09%, 11/03/23 1 88,562
Oil, Gas & Consumable Fuels — 0.3%
Barclays Bank plc (Exxon Mobil Corp.),
11.41%, 10/27/23 ................ 4 438,614
Barclays Bank plc (Hess Corp.),
17.99%, 10/26/23
(c)
............... 1 156,594
Barclays Bank plc (Valero Energy Corp.),
15.11%, 10/25/23 ................ —
(m)
56,903
BNP Paribas SA (Valero Energy Corp.),
16.97%, 10/26/23
(b)
............... 1 184,834
Goldman Sachs International (BP plc),
15.22%, 11/01/23 ................ 11 435,228
Goldman Sachs International (Marathon
Petroleum Corp.), 20.57%, 11/01/23 .... 1 144,046

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Goldman Sachs International (Phillips 66),
16.74%, 10/27/23 ................ USD 1 $ 144,598
JPMorgan Structured Products BV (Chevron
Corp.), 7.48%, 10/27/23 ............ 2 265,042
Shell ELN (Shell plc), 9.80%, 11/01/23 ..... 7 430,960
UBS AG (London Branch) (Occidental
Petroleum Corp.), 13.80%, 11/08/23 .... 1 92,303
2,349,122
Passenger Airlines — 0.0%
BNP Paribas SA (Delta Air Lines, Inc.),
15.34%, 10/13/23
(b)
............... 3 97,566
Citigroup, Inc. (United Airlines Holdings, Inc.),
16.51%, 10/18/23 ................ 2 98,657
196,223
Personal Care Products — 0.1%
HSBC Bank plc (Estee Lauder Cos., Inc.
(The)), 10.34%, 11/08/23 ........... EUR 1 209,492
JPMorgan Structured Products BV (Unilever
plc), 5.30%, 11/08/23 .............. GBP 6 304,984
514,476
Pharmaceuticals — 0.0%
Citigroup, Inc. (Zoetis, Inc.), 10.94%, 11/03/23 USD —
(m)
86,148
Royal Bank of Canada (Zoetis, Inc.),
13.61%, 11/03/23
(b)
............... 1 214,512
300,660
Professional Services — 0.0%
JPMorgan Structured Products BV (Randstad
NV), 9.76%, 10/25/23 .............. EUR 2 110,054
Semiconductors & Semiconductor Equipment — 0.1%
Nomura Holdings, Inc. (NVIDIA Corp.),
24.57%, 11/17/23 ................ USD 1 337,243
Software — 0.6%
Barclays Bank plc (Autodesk, Inc.),
12.96%, 11/22/23 ................ —
(m)
87,309
Barclays Bank plc (Intuit, Inc.),
14.43%, 11/30/23 ................ —
(m)
103,326
Barclays Bank plc (SAP SE), 13.92%, 10/20/23 EUR 3 351,845
Barclays Bank plc (Synopsys, Inc.),
10.81%, 11/30/23 ................ USD —
(m)
90,667
BNP Paribas SA (Palo Alto Networks, Inc.),
16.89%, 11/17/23
(b)
............... —
(m)
74,292
BNP Paribas SA (ServiceNow, Inc.),
14.34%, 10/26/23
(b)
............... —
(m)
103,669
Goldman Sachs International (Synopsys, Inc.)
9.61%, 10/02/23 - 11/30/23 .......... 1 465,704
JPMorgan Structured Products BV (Fortinet,
Inc.), 17.51%, 11/02/23 ............. 2 129,326
JPMorgan Structured Products BV (Microsoft
Corp.), 8.00%, 10/25/23 ............ 1 388,095
Mizuho Markets Cayman LP (Crowdstrike
Holdings, Inc.), 22.54%, 10/19/23 ...... 1 151,690
Mizuho Markets Cayman LP (Microsoft Corp.)
11.48%, 10/26/23 - 11/09/23 ......... 2 479,567
Mizuho Markets Cayman LP (Salesforce, Inc.),
14.11%, 10/19/23 ................ 2 340,850
Mizuho Markets Cayman LP (ServiceNow,
Inc.), 17.95%, 10/27/23 ............. —
(m)
213,532
Nomura Holdings, Inc. (Autodesk, Inc.),
12.48%, 11/22/23 ................ 1 176,434
Nomura Holdings, Inc. (Intuit, Inc.),
13.40%, 11/30/23 ................ 1 267,455
Nomura Holdings, Inc. (Roper Technologies,
Inc.), 4.75%, 10/26/23 ............. —
(m)
179,281
Security
Par (000)
Par (000) Value
Software (continued)
Royal Bank of Canada (Microsoft Corp.),
15.48%, 10/26/23
(b)
............... USD 1 $ 308,291
Royal Bank of Canada (ServiceNow, Inc.),
14.34%, 10/26/23
(b)
............... —
(m)
279,425
4,190,758
Specialized REITs — 0.0%
UBS AG (London Branch) (Equinix, Inc.),
7.90%, 11/02/23 ................. —
(m)
89,529
Specialty Retail — 0.1%
BNP Paribas SA (AutoNation, Inc.),
22.09%, 10/27/23
(b)
............... 1 87,851
BNP Paribas SA (Best Buy Co., Inc.),
15.35%, 11/22/23
(b)
............... 2 167,650
BNP Paribas SA (TJX Cos., Inc. (The)),
7.89%, 11/16/23
(b)
................ 1 71,845
Citigroup, Inc. (O'Reilly Automotive, Inc.),
11.34%, 10/26/23 ................ —
(m)
124,241
JPMorgan Structured Products BV (TJX Cos.,
Inc. (The)), 10.05%, 11/15/23 ......... 3 271,379
722,966
Technology Hardware, Storage & Peripherals — 0.2%
Citigroup, Inc. (Apple, Inc.), 7.74%, 10/30/23 1 255,961
Mizuho Markets Cayman LP (Apple, Inc.),
11.03%, 11/09/23 ................. 1 202,665
Royal Bank of Canada (Apple, Inc.),
8.43%, 10/27/23
(b)
................ 5 884,473
1,343,099
Tobacco — 0.0%
Goldman Sachs International (Philip Morris
International, Inc.), 15.57%, 10/20/23 ... 2 181,925
Trading Companies & Distributors — 0.0%
Citigroup, Inc. (United Rentals, Inc.),
17.95%, 10/26/23 ................ —
(m)
100,870
Wireless Telecommunication Services — 0.0%
Citigroup, Inc. (T-Mobile US, Inc.),
8.20%, 10/25/23 ................. 1 174,001
Goldman Sachs International (T-Mobile US,
Inc.), 7.00%, 10/25/23 ............. 1 92,322
266,323
Total Equity-Linked Notes — 5.1%
(Cost: $37,655,065) .............................. 36,662,700
Fixed Rate Loan Interests
Health Care Providers & Services — 0.0%
EyeCare Partners LLC, 1st Lien Term Loan
9.18%, 02/18/27 ................. 33 22,786
9.18%, 11/15/28 ................. 47 31,943
54,729
Total Fixed Rate Loan Interests — 0.0%
(Cost: $79,037) ................................ 54,729
Floating Rate Loan Interests
Aerospace & Defense — 0.2%
(a)
Atlas CC Acquisition Corp., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.75% Floor
and 0.75% Cap + 4.25%), 9.93%
,
 05/25/28 230 214,066
Atlas CC Acquisition Corp., 1st Lien Term Loan
C, (3-mo. CME Term SOFR at 0.75% Floor
and 0.75% Cap + 4.25%), 9.93%
,
 05/25/28 42 39,190
Bleriot U.S. Bidco, Inc., Term Loan, (3-mo. CME
Term SOFR + 4.00%), 9.65%
,
 10/30/28 .. 36 35,909

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
Cobham Ultra SeniorCo SARL, Facility
Term Loan B, (6-mo. CME Term SOFR
at 0.50% Floor and 0.50% Cap + 3.50%),
9.36%
,
 08/03/29 ................. USD 49 $ 48,188
Dynasty Acquisition Co., Inc., Term Loan
B1, (1-mo. CME Term SOFR + 4.00%),
9.32%
,
 08/24/28 ................. 261 260,449
Dynasty Acquisition Co., Inc., Term Loan
B2, (1-mo. CME Term SOFR + 4.00%),
9.32%
,
 08/24/28 ................. 112 111,613
Peraton Corp., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 3.75%), 9.17%
,
 02/01/28 ....... 162 161,738
Peraton Corp., 2nd Lien Term Loan B1, (3-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 7.75%), 13.23%
,
 02/01/29 ...... 73 71,047
Setanta Aircraft Leasing DAC, Term Loan,
(3-mo. CME Term SOFR + 2.00%),
7.65%
,
 11/05/28 ................. 144 143,843
TransDigm, Inc., Term Loan, (3-mo. CME Term
SOFR + 3.25%), 8.64%
,
 08/24/28 ..... 51 50,737
TransDigm, Inc., Term Loan H, (3-mo. CME
Term SOFR + 3.25%), 8.64%
,
 02/22/27 .. 248 247,847
1,384,627
Automobile Components — 0.1%
(a)
Adient US LLC, Term Loan B1, (1-mo. CME
Term SOFR + 3.25%), 8.68%
,
 04/10/28 .. 40 39,802
Clarios Global LP, 1st Lien Term Loan,
(1-mo. CME Term SOFR + 3.75%),
9.07%
,
 05/06/30 ................. 169 168,473
Tenneco, Inc., 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 5.00%), 0.00% - 10.49%
,
 11/17/28 78 66,046
274,321
Automobiles — 0.0%
Dealer Tire Financial LLC, Term Loan B2,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.50%), 9.82%
,
 12/14/27
(a)
. 118 118,130
Beverages — 0.1%
(a)
Naked Juice LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.25%), 8.74%
,
 01/24/29 ....... 307 291,197
Naked Juice LLC, 2nd Lien Term Loan, (3-mo.
CME Term SOFR at 1.00% Floor and 0.01%
Cap + 6.00%), 11.49%
,
 01/24/30 ...... 200 161,263
452,460
Broadline Retail — 0.1%
(a)
Fanatics Commerce Intermediate Holdco
LLC, Term Loan, (1-mo. CME Term SOFR
at 0.50% Floor and 0.50% Cap + 3.25%),
8.83%
,
 11/24/28 ................. 128 127,428
New SK Holdco Sub LLC, Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 6.75%), 12.17%
,
 06/30/27 ...... 176 165,105
Pug LLC, Term Loan B, (1-mo. CME Term
SOFR + 3.50%), 8.93%
,
 02/12/27 ..... 262 246,907
Pug LLC, Term Loan B2, (1-mo. CME Term
SOFR at 0.50% Floor and 0.50% Cap +
4.25%), 9.68%
,
 02/12/27
(f)
........... 49 46,428
Sally Holdings LLC, Term Loan B, (1-mo. CME
Term SOFR + 0.00%), 7.57%
,
 02/28/30 .. 39 38,903
Security
Par (000)
Par (000) Value
Broadline Retail (continued)
Woof Holdings, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 3.75%), 9.40%
,
 12/21/27 ....... USD 31 $ 24,576
649,347
Building Products — 0.1%
(a)
AZZ, Inc., Term Loan, (1-mo. CME Term SOFR
at 0.50% Floor and 0.50% Cap + 3.75%),
9.07%
,
 05/13/29 ................. 47 46,798
Cornerstone Building Brands, Inc., Term Loan
B, (1-mo. CME Term SOFR at 0.50% Floor
and 0.50% Cap + 3.25%), 8.68%
,
 04/12/28 49 47,294
CP Atlas Buyer, Inc., Term Loan B, (1-mo.
CME Term SOFR + 3.75%), 4.25% -
9.17%
,
 11/23/27 ................. 96 89,880
CP Iris Holdco I, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.75%), 9.17%
,
 10/02/28 .. 47 45,232
CPG International LLC, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 2.50%), 7.92%
,
 04/28/29 ....... 73 73,169
Jeld-Wen, Inc., Term Loan, (1-mo. CME Term
SOFR + 2.25%), 7.68%
,
 07/28/28 ..... 69 68,824
Wilsonart LLC, Term Loan E, (6-mo. CME Term
SOFR at 1.00% Floor and 1.00% Cap +
3.50%), 8.74%
,
 12/31/26 ........... 197 196,727
567,924
Capital Markets — 0.1%
(a)
Ascensus Group Holdings, Inc., 1st Lien
Term Loan, (1-mo. CME Term SOFR at
0.50% Floor and 0.50% Cap + 3.50%),
8.93%
,
 08/02/28 ................. 121 119,400
Ascensus Group Holdings, Inc., 2nd Lien
Term Loan, (3-mo. CME Term SOFR at
0.50% Floor and 0.50% Cap + 6.50%),
12.18%
,
 08/02/29 ................ 46 43,490
Axalta Coating Systems Dutch Holding B BV,
Facility Term Loan B5, (3-mo. CME Term
SOFR at 0.50% Floor and 0.50% Cap +
2.50%), 7.89%
,
 12/20/29 ........... 109 109,456
Azalea TopCo, Inc., 1st Lien Term Loan
(3-mo. CME Term SOFR + 3.50%),
9.18%, 07/24/26 ............... 85 81,921
(1-mo. CME Term SOFR at 0.75% Floor
and 0.75% Cap + 3.75%), 9.20% -
9.43%, 07/24/26 ............... 88 84,608
Castlelake Aviation One DAC, Term Loan
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 2.75%), 8.42%, 10/22/26 101 100,392
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 2.75%), 8.42%, 10/22/27 45 44,551
Focus Financial Partners LLC, Term Loan B4,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 2.50%), 7.82%
,
 06/30/28 .. 100 99,254
Focus Financial Partners LLC, Term Loan B6,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.50%), 8.82%
,
 06/30/28 .. 55 54,882
Learning Care Group US No. 2, Inc., Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor and 0.50% Cap + 4.75%), 10.12% -
10.17%
,
 08/11/28 ................ 16 15,973

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Osaic Holdings, Inc., Term Loan B2,
(1-mo. CME Term SOFR + 4.50%),
9.82%
,
 08/17/28 ................. USD 102 $ 102,050
855,977
Chemicals — 0.3%
(a)
ARC Falcon I, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 3.75%), 9.17%
,
 09/30/28 .......... 92 90,333
Aruba Investments Holdings LLC, 1st Lien
Term Loan, (1-mo. CME Term SOFR at
0.75% Floor and 0.75% Cap + 4.00%),
9.42%
,
 11/24/27 ................. 32 31,205
Ascend Performance Materials Operations
LLC, Term Loan, (3-mo. CME Term SOFR
at 0.75% Floor and 0.75% Cap + 4.75%),
10.32%
,
 08/27/26 ................ 90 88,304
Chemours Co. (The), Term Loan B3, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.50%), 8.82%
,
 08/18/28
(f)
...... 85 83,938
CPC Acquisition Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 3.75%), 9.40%
,
 12/29/27 .. 49 40,077
Discovery Purchaser Corp., 1st Lien Term
Loan, (3-mo. CME Term SOFR at
0.50% Floor and 0.50% Cap + 4.38%),
9.77%
,
 10/04/29 ................. 67 64,835
Ecovyst Catalyst Technologies LLC, Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 2.50%), 7.97%
,
 06/09/28 .. 98 97,832
Element Solutions, Inc., Term Loan B1,
(1-mo. CME Term SOFR + 2.00%),
7.32%
,
 01/31/26 ................. 135 134,863
H.B. Fuller Co., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 2.25%), 7.57%
,
 02/15/30 .......... 21 20,917
Herens Holdco SARL, Facility Term Loan B,
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 3.93%), 9.42%
,
 07/03/28 .. 73 64,868
Ineos US Finance LLC, Term Loan,
(1-mo. CME Term SOFR + 3.50%),
8.92%
,
 02/18/30 ................. 40 39,551
LSF11 A5 Holdco LLC, Term Loan
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.50%), 8.93%, 10/15/28 134 130,664
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.25%), 9.67%, 10/15/28 19 18,668
Lummus Technology Holdings V LLC, Term
Loan B, (1-mo. CME Term SOFR + 3.50%),
8.93%
,
 06/30/27 ................. 22 21,802
Messer Industries GmbH, Term Loan B1,
(3-mo. CME Term SOFR + 2.50%),
8.15%
,
 03/02/26 ................. 131 130,860
Momentive Performance Materials, Inc., Term
Loan, (1-mo. CME Term SOFR + 4.50%),
9.82%
,
 03/29/28 ................. 135 130,734
Nouryon Finance B.V., Term Loan, (1-mo. CME
Term SOFR + 4.00%), 9.43%
,
 04/03/28 .. 65 63,919
Nouryon Finance BV, Term Loan, (1-mo. CME
Term SOFR + 3.00%), 8.43%
,
 10/01/25 .. 8 8,124
Olympus Water US Holding Corp., Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 5.00%), 10.39%
,
 11/09/28 . 48 47,810
Security
Par (000)
Par (000) Value
Chemicals (continued)
Oxea Holding Vier GmbH, Term Loan B2,
(3-mo. CME Term SOFR + 3.50%),
9.01%
,
 10/14/24 ................. USD 175 $ 173,679
SCIH Salt Holdings, Inc., 1st Lien Term Loan
B1, (3-mo. CME Term SOFR at 0.25% Floor
and 0.75% Cap + 4.00%), 9.63%
,
 03/16/27 29 28,901
Sparta US HoldCo LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 3.25%), 8.68%
,
 08/02/28 .. 123 122,369
WR Grace Holdings LLC, Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.75%), 9.40%
,
 09/22/28 ....... 77 76,727
1,710,980
Commercial Services & Supplies — 0.2%
(a)
Allied Universal Holdco LLC, Term Loan
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.75%), 9.17%, 05/12/28 219 211,180
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.75%), 10.07%, 05/12/28 23 22,626
Aramark Intermediate HoldCo Corp., Term
Loan B5, (1-mo. CME Term SOFR + 2.50%),
7.93%
,
 04/06/28 ................. 81 80,512
Aramark Intermediate HoldCo Corp., Term
Loan B6, (1-mo. CME Term SOFR + 2.50%),
7.93%
,
 06/22/30 ................. 50 49,749
Asplundh Tree Expert LLC, Term Loan,
(1-mo. CME Term SOFR + 1.75%),
7.17%
,
 09/07/27 ................. 142 142,129
Clean Harbors, Inc., Term Loan, (1-mo. CME
Term SOFR + 2.00%), 7.43%
,
 10/08/28 .. 63 63,150
Covanta Holding Corp., Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 2.50%), 7.82%
,
 11/30/28 ....... 105 104,405
Covanta Holding Corp., Term Loan C, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 2.50%), 7.82%
,
 11/30/28 ....... 8 8,163
GFL Environmental, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 0.00%), 7.82%
,
 05/31/27 ....... 59 59,406
LABL, Inc., Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor and 0.50% Cap +
5.00%), 10.42%
,
 10/29/28 ........... 65 64,568
NEP Group, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR + 3.25%),
8.68%
,
 10/20/25 ................. 104 100,172
PECF USS Intermediate Holding III Corp.,
Term Loan, (3-mo. CME Term SOFR at
0.50% Floor and 0.50% Cap + 4.25%),
9.88%
,
 12/15/28 ................. 87 69,654
Prime Security Services Borrower LLC, 1st Lien
Term Loan B1, (1-mo. CME Term SOFR
at 0.75% Floor and 0.75% Cap + 2.75%),
8.19%
,
 09/23/26 ................. 130 129,676
Tempo Acquisition LLC, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 2.75%), 8.07%
,
 08/31/28 ....... 319 319,052
TruGreen LP, 1st Lien Term Loan, (1-mo. CME
Term SOFR at 0.75% Floor and 0.75% Cap
+ 4.00%), 9.42%
,
 11/02/27 .......... 134 127,516
Viad Corp., Term Loan, (3-mo. CME Term
SOFR at 0.50% Floor and 0.50% Cap +
4.00%), 10.43% - 12.50%
,
 07/30/28 .... 115 112,857
1,664,815

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Communications Equipment — 0.0%
(a)
Ciena Corp., Term Loan, (1-mo. CME Term
SOFR + 2.50%), 7.82%
,
 01/18/30 ..... USD 20 $ 19,916
ViaSat, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.50%), 9.82%, 03/02/29 83 77,140
 05/30/30
(n)
..................... 52 48,133
145,189
Construction & Engineering — 0.1%
(a)
Brand Industrial Services, Inc., Term Loan B,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 5.50%), 10.87%
,
 08/01/30 . 257 250,012
Legence Holdings LLC, Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 3.75%), 9.17%
,
 12/16/27 ....... 16 15,880
Pike Corp., Term Loan, (1-mo. CME Term
SOFR + 3.00%), 8.43%
,
 01/21/28 ..... 80 79,793
USIC Holdings, Inc., 1st Lien Term Loan, (1-
mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 3.50%), 8.93%
,
 05/12/28 .. 116 114,015
459,700
Construction Materials — 0.1%
(a)
American Builders & Contractors Supply Co.,
Inc., Term Loan, (1-mo. CME Term SOFR +
2.00%), 7.42%
,
 01/15/27 ........... 140 139,469
New AMI I LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 6.00%), 11.32%
,
 03/08/29 ...... 91 73,851
Oscar AcquisitionCo LLC, Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 4.50%), 9.99%
,
 04/29/29 ....... 97 96,071
QUIKRETE Holdings, Inc., 1st Lien Term Loan,
03/19/29
(n)
..................... 40 39,876
Standard Building Solutions, Inc., Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 2.50%), 7.94%
,
 09/22/28 .. 109 108,491
457,758
Consumer Staples Distribution & Retail — 0.0%
US Foods, Inc., Term Loan B
(a)
(1-mo. CME Term SOFR + 2.00%),
7.43%, 09/13/26 ............... 150 150,124
(1-mo. CME Term SOFR + 2.50%),
7.93%, 11/22/28 ............... 45 45,194
195,318
Containers & Packaging — 0.1%
(a)
Charter Next Generation, Inc., 1st Lien
Term Loan, (1-mo. CME Term SOFR at
0.75% Floor and 0.75% Cap + 3.75%),
9.18%
,
 12/01/27 ................. 263 260,785
Mauser Packaging Solutions Holding Co., Term
Loan, (1-mo. CME Term SOFR + 4.00%),
9.32%
,
 08/14/26 ................. 88 87,670
Pactiv Evergreen, Inc., Term Loan B2,
(1-mo. CME Term SOFR + 3.25%),
8.68%
,
 02/05/26 ................. 29 28,862
Reynolds Consumer Products LLC, Term
Loan, (1-mo. CME Term SOFR + 1.75%),
7.17%
,
 02/04/27 ................. 15 14,749
Trident TPI Holdings, Inc., Term Loan B3,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.00%), 9.65%
,
 09/15/28 .. 109 108,871
500,937
Security
Par (000)
Par (000) Value
Distributors — 0.0%
PAI Holdco, Inc., 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 3.75%), 9.38%
,
 10/28/27
(a)
...... USD 133 $ 125,795
Diversified Consumer Services — 0.1%
(a)
Ascend Learning LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.50%), 8.92%
,
 12/11/28 .. 42 40,055
Ascend Learning LLC, 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 5.75%), 11.17%
,
 12/10/29 . 104 88,113
Bright Horizons Family Solutions LLC, Term
Loan B, (1-mo. CME Term SOFR at
0.50% Floor and 0.50% Cap + 2.25%),
7.68%
,
 11/24/28 ................. 102 101,110
Kuehg Corp., Term Loan, (3-mo. CME Term
SOFR at 1.50% Floor and 1.50% Cap +
5.00%), 10.39%
,
 06/12/30 ........... 94 94,044
Sotheby's, Term Loan, (3-mo. CME Term SOFR
at 0.50% Floor and 0.50% Cap + 4.50%),
10.07%
,
 01/15/27 ................ 195 189,418
Spring Education Group, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR + 4.00%),
9.32%
,
 07/30/25 ................. 78 77,562
Spring Education Group, Inc., Term Loan,
(3-mo. CME Term SOFR at 1.00% Floor +
4.50%), 9.91%
,
 09/29/30 ........... 33 32,587
Veritas US, Inc., Term Loan B, (1-mo. CME
Term SOFR at 1.00% Floor and 1.00% Cap
+ 5.00%), 10.43%
,
 09/01/25 ......... 157 135,190
Wand Newco 3, Inc., 1st Lien Term Loan
B1, (1-mo. CME Term SOFR + 2.75%),
8.17%
,
 02/05/26 ................. 125 124,710
WCG Purchaser Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 1.00% Floor and
1.00% Cap + 4.00%), 9.43%
,
 01/08/27 .. 85 84,418
967,207
Diversified REITs — 0.0%
RHP Hotel Properties, LP, Term Loan B,
(1-mo. CME Term SOFR + 2.75%),
8.07%
,
 05/18/30
(a)
................ 60 59,790
Diversified Telecommunication Services — 0.2%
(a)
Altice Financing SA, Term Loan
(3-mo. LIBOR USD + 2.75%),
8.32%, 07/15/25 ............... 5 4,781
(3-mo. LIBOR USD + 2.75%),
8.32%, 01/31/26 ............... 83 81,960
Connect Finco SARL, Term Loan, (1-mo. CME
Term SOFR at 1.00% Floor and 1.00% Cap
+ 3.50%), 8.82%
,
 12/11/26 .......... 434 424,828
Consolidated Communications, Inc., Term Loan
B1, (1-mo. CME Term SOFR at 0.75% Floor
and 0.75% Cap + 3.50%), 8.93%
,
 10/02/27 34 30,281
Iridium Satellite LLC, Term Loan B3,
(1-mo. CME Term SOFR + 2.50%),
7.82%
,
 09/20/30 ................. 192 191,870
Level 3 Financing, Inc., Term Loan B,
(1-mo. CME Term SOFR + 1.75%),
7.18%
,
 03/01/27 ................. 96 90,473
Lumen Technologies, Inc., Term Loan B,
(1-mo. CME Term SOFR + 2.25%),
7.68%
,
 03/15/27 ................. 139 98,550

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Orbcomm, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 4.25%), 9.68% - 9.93%
,
 09/01/28 . USD 87 $ 77,955
Radiate Holdco LLC, Term Loan, (1-mo. CME
Term SOFR at 0.75% Floor and 0.75% Cap
+ 3.25%), 8.68%
,
 09/25/26 .......... 224 182,790
Virgin Media Bristol LLC, Facility Term Loan
Q, (1-mo. CME Term SOFR + 3.25%),
8.70%
,
 01/31/29 ................. 44 42,870
Zayo Group Holdings, Inc., Term Loan,
(1-mo. CME Term SOFR + 3.00%),
8.43%
,
 03/09/27 ................. 328 267,001
1,493,359
Electrical Equipment — 0.0%
Arcline FM Holdings LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 4.75%), 10.40%
,
 06/23/28
(a)
135 134,243
Electronic Equipment, Instruments & Components — 0.0%
Coherent Corp., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 2.75%), 8.18%
,
 07/02/29
(a)
......... 100 99,455
Entertainment — 0.3%
(a)
AMC Entertainment Holdings, Inc., Term
Loan B1, (1-mo. LIBOR USD + 3.00%),
8.45%
,
 04/22/26 ................. 136 109,634
Aristocrat Technologies, Inc., Term Loan B,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 2.25%), 7.74%
,
 05/24/29 .. 24 23,505
Cirque du Soleil Canada, Inc., Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.25%), 9.64%
,
 03/08/30 .. 67 66,207
City Football Group Ltd., Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.00%), 8.44%
,
 07/21/28 ....... 132 131,198
Creative Artists Agency LLC, Term Loan
B, (1-mo. CME Term SOFR + 3.50%),
8.82%
,
 11/27/28 ................. 144 143,055
Equinox Holdings, Inc., 1st Lien Term Loan
B1, (6-mo. LIBOR USD at 1.00% Floor and
1.00% Cap + 3.00%), 8.73%
,
 03/08/24 .. 244 235,954
Formula One Management Ltd., Facility 1st
Lien Term Loan B, (1-mo. CME Term SOFR
at 0.50% Floor and 0.50% Cap + 3.00%),
8.32%
,
 01/15/30 ................. 126 125,874
Live Nation Entertainment, Inc., Term Loan
B4, (1-mo. CME Term SOFR + 1.75%),
7.17%
,
 10/19/26 ................. 244 243,314
Playtika Holding Corp., Term Loan B1,
(1-mo. CME Term SOFR + 2.75%),
8.18%
,
 03/13/28 ................. 122 121,425
Renaissance Holding Corp., 1st Lien
Term Loan, (1-mo. CME Term SOFR at
0.50% Floor and 0.50% Cap + 4.75%),
9.99%
,
 04/05/30 ................. 5 4,483
SMG US Midco 2, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR + 2.50%),
8.13%
,
 01/23/25 ................. 116 115,744
UFC Holdings LLC, 1st Lien Term Loan B3,
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 2.75%), 8.37%
,
 04/29/26 .. 92 92,122
Security
Par (000)
Par (000) Value
Entertainment (continued)
William Morris Endeavor Entertainment LLC,
1st Lien Term Loan B1, (1-mo. CME Term
SOFR + 2.75%), 8.18%
,
 05/18/25 ..... USD 198 $ 197,136
WMG Acquisition Corp., Term Loan G, (1-mo.
LIBOR USD + 2.13%), 7.56%
,
 01/20/28 . 216 215,759
1,825,410
Financial Services — 0.3%
(a)
ABG Intermediate Holdings 2 LLC, 1st Lien
Term Loan B1, (1-mo. CME Term SOFR
at 0.50% Floor and 0.50% Cap + 3.50%),
8.92%
,
 12/21/28 ................. 83 82,674
Altice France SA, Term Loan B14, (3-mo. CME
Term SOFR + 5.50%), 10.81%
,
 08/15/28 . 145 130,652
Belron Finance LLC, Term Loan, (3-mo. CME
Term SOFR + 2.25%), 7.88%
,
 10/30/26 .. 57 57,087
Belron Finance US LLC, Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 2.75%), 8.16%
,
 04/18/29 ....... 31 30,913
Belron Group SA, Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 2.43%), 8.06%
,
 04/13/28 .......... 59 59,041
Cogeco Communications Finance LP, Term
Loan, (1-mo. LIBOR USD + 2.50%),
7.93%
,
 09/29/30 ................. 138 135,607
Deerfield Dakota Holding LLC, 1st Lien
Term Loan, (3-mo. CME Term SOFR at
1.00% Floor and 1.00% Cap + 3.75%),
9.14%
,
 04/09/27 ................. 385 375,174
Deerfield Dakota Holding LLC, 2nd Lien
Term Loan, (3-mo. CME Term SOFR at
0.75% Floor and 0.75% Cap + 6.75%),
12.40%
,
 04/07/28 ................ 133 125,020
GIP Pilot Acquisition Partners LP, Term Loan,
09/18/30
(f)(n)
..................... 20 19,925
GTCR W Merger Sub LLC, Term Loan B,
09/20/30
(n)
..................... 111 110,919
LBM Acquisition LLC, 1st Lien Term Loan, (1-
mo. LIBOR USD at 0.01% Floor and 0.01%
Cap + 3.75%), 9.17%
,
 12/17/27 ....... 77 75,469
Lions Gate Capital Holdings LLC, Term Loan
B, (1-mo. CME Term SOFR + 2.25%),
7.67%
,
 03/24/25 ................. 131 130,473
Sotera Health Holdings LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR + 2.75%),
8.18%
,
 12/11/26 ................. 166 164,299
Travelport Finance (Luxembourg) SARL, Term
Loan, (3-mo. CME Term SOFR + 8.50%),
13.89%
,
 05/29/26 ................ 172 98,749
UPC Financing Partnership, Facility Term Loan
AX, (1-mo. CME Term SOFR + 2.93%),
8.37%
,
 01/31/29 ................. 74 72,409
WEX, Inc., Term Loan B, (1-mo. CME Term
SOFR + 2.25%), 7.68%
,
 03/31/28 ..... 74 73,705
White Cap Supply Holdings LLC, Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.75%), 9.07%
,
 10/19/27 .. 80 79,603
1,821,719

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Food Products — 0.2%
(a)
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan, (1-mo. CME Term SOFR +
3.75%), 9.18%
,
 10/01/25 ........... USD 141 $ 135,758
B&G Foods, Inc., Term Loan B4, (1-mo. CME
Term SOFR + 2.50%), 7.82%
,
 10/10/26 .. 20 19,698
Chobani LLC, Term Loan, (1-mo. CME Term
SOFR at 1.00% Floor and 1.00% Cap +
3.50%), 8.93%
,
 10/25/27 ........... 307 306,240
Froneri International Ltd., Facility 1st Lien Term
Loan B2, (1-mo. CME Term SOFR + 2.25%),
7.67%
,
 01/29/27 ................. 242 240,442
H-Food Holdings LLC, Term Loan, (3-mo. CME
Term SOFR + 3.69%), 9.27%
,
 05/23/25 .. 40 34,483
Hostess Brands LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR + 2.50%),
7.89%
,
 06/30/30 ................. 121 120,939
Nomad Foods Ltd., Term Loan B4, (6-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 0.00%), 8.47%
,
 11/12/29 .......... 106 106,150
Sovos Brands Intermediate, Inc., 1st Lien
Term Loan, (3-mo. CME Term SOFR at
0.75% Floor and 0.75% Cap + 3.50%),
9.13%
,
 06/08/28 ................. 173 172,653
Triton Water Holdings, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.25%), 8.90%
,
 03/31/28 .. 87 84,776
Utz Quality Foods LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR + 3.00%),
8.43%
,
 01/20/28 ................. 215 214,735
1,435,874
Ground Transportation — 0.1%
(a)
AIT Worldwide Logistics Holdings, Inc., 1st
Lien Term Loan, (1-mo. CME Term SOFR
at 0.75% Floor and 0.75% Cap + 4.75%),
10.18%
,
 04/06/28 ................ 44 43,961
Avis Budget Car Rental LLC, Term Loan
B, (1-mo. CME Term SOFR + 1.75%),
7.18%
,
 08/06/27 ................. 97 95,878
Genesee & Wyoming, Inc., Term Loan,
(3-mo. CME Term SOFR + 2.00%),
7.49%
,
 12/30/26 ................. 105 105,107
SIRVA Worldwide, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR + 5.50%), 10.95% -
11.18%
,
 08/04/25
(f)
................ 46 41,465
Uber Technologies, Inc., Term Loan,
(3-mo. CME Term SOFR + 2.75%),
8.16%
,
 03/03/30 ................. 172 171,845
458,256
Health Care Equipment & Supplies — 0.1%
(a)
Bausch + Lomb Corp., Term Loan
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.25%), 8.76%, 05/10/27 129 125,536
(1-mo. CME Term SOFR + 4.00%),
9.32%, 09/14/28
(f)
.............. 62 61,147
Chariot Buyer LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.25%), 8.67%
,
 11/03/28 ....... 165 161,835
Femur Buyer, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR + 4.50%),
10.15%
,
 03/05/26 ................ 77 71,853
Insulet Corp., Term Loan B, (1-mo. CME Term
SOFR at 0.50% Floor and 0.50% Cap +
3.25%), 8.68%
,
 05/04/28 ........... 58 58,276
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
Medline Borrower LP, Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 3.25%), 8.68%
,
 10/23/28 .......... USD 331 $ 329,579
808,226
Health Care Providers & Services — 0.1%
(a)
CHG Healthcare Services, Inc., 1st Lien
Term Loan, (1-mo. CME Term SOFR at
0.50% Floor and 0.50% Cap + 3.25%),
8.68%
,
 09/29/28 ................. 137 136,125
CNT Holding I Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 3.50%), 8.80%
,
 11/08/27 .. 132 131,040
Electron Bidco, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.00%), 8.43%
,
 11/01/28 ....... 145 144,265
Envision Healthcare Corp., Term Loan, (3-mo.
CME Term SOFR at 1.00% Floor and 1.00%
Cap + 0.00%), 0.00%
,
 03/31/27 ....... 132 29,712
EyeCare Partners LLC, 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 6.75%), 12.18%
,
 11/15/29 . 78 40,854
MED ParentCo. LP, 1st Lien Term Loan,
(1-mo. CME Term SOFR + 4.25%),
9.68%
,
 08/31/26 ................. 46 44,239
Medical Solutions Holdings, Inc., 2nd Lien
Term Loan, (3-mo. CME Term SOFR at
0.50% Floor and 0.50% Cap + 7.00%),
12.52%
,
 11/01/29 ................ 110 98,175
Option Care Health, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 2.75%), 8.18%
,
 10/27/28 .. 82 81,756
PetVet Care Centers LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 3.50%), 8.92%
,
 02/14/25 .. 4 3,867
Surgery Center Holdings, Inc., Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 3.75%), 9.19%
,
 08/31/26 .. 54 54,108
Vizient, Inc., Term Loan B7, (1-mo. CME Term
SOFR at 0.50% Floor and 0.50% Cap +
2.25%), 7.67%
,
 05/16/29 ........... 45 45,362
809,503
Health Care Technology — 0.1%
(a)
Athenahealth Group, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.25%), 8.57%
,
 02/15/29 ....... 215 210,697
Polaris Newco LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 4.00%), 9.43%
,
 06/02/28 ....... 347 332,193
Verscend Holding Corp., Term Loan B1,
(1-mo. CME Term SOFR + 4.00%),
9.43%
,
 08/27/25 ................. 162 161,343
704,233
Hotels, Restaurants & Leisure — 0.3%
(a)
1011778 BC Unlimited Liability Co., Term Loan
B5, (1-mo. CME Term SOFR + 2.25%),
7.57%
,
 09/23/30 ................. 121 120,962
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR + 3.75%),
9.18%
,
 02/02/26 ................. 120 114,736
Alterra Mountain Co., Term Loan B3,
(1-mo. CME Term SOFR + 3.75%),
9.17%
,
 05/31/30 ................. 11 10,972

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Bally's Corp., Facility Term Loan B, (3-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 3.25%), 8.84%
,
 10/02/28 .......... USD 73 $ 71,142
Caesars Entertainment, Inc., Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.25%), 8.67%
,
 02/06/30 .. 100 99,438
Carnival Corp., Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor and 0.75% Cap +
3.00%), 8.33%
,
 08/09/27 ........... 69 68,741
Churchill Downs, Inc., Term Loan B,
(1-mo. CME Term SOFR + 2.00%),
7.42%
,
 03/17/28 ................. 106 105,898
Fertitta Entertainment LLC, Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.00%), 9.32%
,
 01/27/29 .. 323 319,148
Flutter Entertainment plc, Term Loan,
(3-mo. CME Term SOFR + 2.25%),
7.90%
,
 07/21/26 ................. 149 148,419
Flutter Entertainment plc, Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.25%), 8.90%
,
 07/22/28 ....... 111 110,935
Four Seasons Holdings, Inc., 1st Lien
Term Loan, (1-mo. CME Term SOFR at
0.50% Floor and 0.50% Cap + 2.50%),
7.92%
,
 11/30/29 ................. 160 159,663
Hilton Worldwide Finance LLC, Term Loan
B2, (1-mo. CME Term SOFR + 1.75%),
7.17%
,
 06/22/26 ................. 126 125,536
IRB Holding Corp., Term Loan B, (1-mo. CME
Term SOFR at 0.75% Floor and 0.75% Cap
+ 3.00%), 8.42%
,
 12/15/27 .......... 154 153,552
Light & Wonder International, Inc., Term Loan
B, (1-mo. CME Term SOFR at 0.50% Floor
and 0.50% Cap + 3.00%), 8.43%
,
 04/14/29 84 83,710
Packers Holdings LLC, Term Loan, (1-mo. CME
Term SOFR + 3.25%), 8.67%
,
 03/09/28 .. 70 41,300
Penn Entertainment, Inc., Facility Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 2.75%), 8.17%
,
 05/03/29 .. 171 170,511
Playa Resorts Holding BV, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 4.25%), 9.58%
,
 01/05/29 ....... 38 37,702
Seaworld Parks & Entertainment, Inc., Term
Loan, (1-mo. LIBOR USD at 0.50% Floor
and 0.50% Cap + 3.00%), 8.43%
,
 08/25/28 50 49,445
Station Casinos LLC, Facility Term Loan B1,
(1-mo. CME Term SOFR at 0.25% Floor and
0.25% Cap + 2.25%), 7.67%
,
 02/08/27 .. 139 138,855
Whatabrands LLC, Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 3.00%), 8.43%
,
 08/03/28 .......... 161 160,277
Wyndham Hotels & Resorts, Inc., Term Loan
B, (1-mo. CME Term SOFR + 2.25%),
7.67%
,
 05/24/30 ................. 36 36,457
2,327,399
Household Durables — 0.1%
(a)
ACProducts Holdings, Inc., Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 4.25%), 9.90%
,
 05/17/28 ....... 130 106,554
Hunter Douglas Holding BV, Term Loan B1,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.50%), 8.89%
,
 02/26/29 .. 186 180,906
Security
Par (000)
Par (000) Value
Household Durables (continued)
SWF Holdings I Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 4.00%), 9.43%
,
 10/06/28 .. USD 182 $ 154,809
Weber-Stephen Products LLC, Term Loan B,
(1-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 3.25%), 8.68%
,
 10/30/27 .. 237 212,673
654,942
Independent Power and Renewable Electricity Producers
— 0.0%
(a)
Calpine Construction Finance Co. LP, Term
Loan, (1-mo. CME Term SOFR + 2.25%),
7.57%
,
 07/31/30 ................. 83 82,496
Calpine Corp., Term Loan, (1-mo. CME Term
SOFR + 2.00%), 7.43%
,
 08/12/26 ..... 34 33,624
Constellation Renewables LLC, Term Loan,
(3-mo. CME Term SOFR at 1.00% Floor and
1.00% Cap + 2.50%), 8.18%
,
 12/15/27 .. 139 137,976
254,096
Insurance — 0.2%
(a)
Alliant Holdings Intermediate LLC, Term Loan
B4, (1-mo. LIBOR USD at 0.50% Floor and
0.50% Cap + 3.50%), 8.93%
,
 11/05/27 .. 201 200,797
Alliant Holdings Intermediate LLC, Term Loan
B5, (1-mo. CME Term SOFR at 0.50% Floor
and 0.50% Cap + 3.50%), 8.83%
,
 11/05/27 214 214,016
AmWINS Group, Inc., Term Loan
(1-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 2.25%), 7.68%, 02/19/28 148 146,667
(1-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 2.75%), 8.18%, 02/19/28 32 31,700
AssuredPartners, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.50%), 8.93%, 02/12/27 211 210,521
Baldwin Risk Partners LLC, Term Loan B1,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.50%), 8.92%
,
 10/14/27 .. 31 30,593
HUB International Ltd., Term Loan
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 4.00%), 9.37%, 11/10/29 63 62,570
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 4.25%), 9.58%, 06/20/30 261 261,682
Jones DesLauriers Insurance Management,
Inc., 1st Lien Term Loan, (3-mo. CME Term
SOFR + 4.25%), 9.62%
,
 03/15/30 ..... 81 81,152
Ryan Specialty Group LLC, Term Loan,
(1-mo. CME Term SOFR + 3.00%),
8.42%
,
 09/01/27 ................. 128 127,976
USI, Inc., Term Loan
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.75%), 9.14%, 11/22/29 163 162,398
 09/27/30
(n)
..................... 73 72,771
1,602,843
Interactive Media & Services — 0.1%
(a)
Adevinta ASA, Facility Term Loan B2, (3-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 2.75%), 8.32%
,
 06/26/28 ....... 37 37,411
Camelot US Acquisition LLC, Term Loan
(1-mo. CME Term SOFR at 1.00% Floor and
1.00% Cap + 3.00%), 8.43%, 10/30/26 283 282,014
GoodRx, Inc., 1st Lien Term Loan, (1-mo. CME
Term SOFR + 2.75%), 8.17%
,
 10/10/25 .. 62 61,535

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interactive Media & Services (continued)
Grab Holdings, Inc., Term Loan, (1-mo. CME
Term SOFR at 1.00% Floor and 1.00% Cap
+ 4.50%), 9.93%
,
 01/29/26 .......... USD 62 $ 62,721
443,681
IT Services — 0.2%
(a)
Asurion LLC, 2nd Lien Term Loan B3,
(1-mo. CME Term SOFR + 5.25%),
10.68%
,
 01/31/28 ................ 69 61,965
Asurion LLC, 2nd Lien Term Loan B4,
(1-mo. CME Term SOFR + 5.25%),
10.68%
,
 01/20/29 ................ 49 43,338
Asurion LLC, Term Loan B11, (1-mo. CME Term
SOFR + 4.25%), 9.67%
,
 08/19/28 ..... 128 124,550
Asurion LLC, Term Loan B8, (1-mo. CME Term
SOFR + 3.25%), 8.68%
,
 12/23/26 ..... 74 72,357
Epicor Software Corp., 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 1.00% Floor and
1.00% Cap + 7.75%), 13.17%
,
 07/31/28 . 82 82,089
Epicor Software Corp., Term Loan C, (1-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 3.25%), 8.68%
,
 07/30/27 ....... 39 38,658
Gainwell Acquisition Corp., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.75% Floor
and 0.75% Cap + 4.00%), 9.49%
,
 10/01/27 200 194,398
Go Daddy Operating Co. LLC, Term Loan,
(1-mo. CME Term SOFR + 2.50%),
7.82%
,
 11/09/29 ................. 126 126,124
Go Daddy Operating Co. LLC, Term Loan
B4, (1-mo. CME Term SOFR + 2.00%),
7.43%
,
 08/10/27 ................. 85 84,631
Sedgwick Claims Management Services, Inc.,
Term Loan, (1-mo. CME Term SOFR +
3.75%), 9.07%
,
 02/24/28 ........... 291 290,589
Venga Finance SARL, Term Loan, (3-mo. CME
Term SOFR at 0.75% Floor and 0.75% Cap
+ 4.75%), 10.43%
,
 06/28/29 ......... 86 85,121
1,203,820
Leisure Products — 0.0%
(a)
Fender Musical Instruments Corp., Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.00%), 9.42%
,
 12/01/28 .. 42 41,037
Peloton Interactive, Inc., Term Loan, (6-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 7.00%), 12.26%
,
 05/25/27 ...... 84 83,853
Topgolf Callaway Brands Corp., Term Loan,
(1-mo. CME Term SOFR + 3.50%),
8.92%
,
 03/15/30 ................. 74 73,154
198,044
Life Sciences Tools & Services — 0.1%
(a)
Avantor Funding, Inc., Term Loan B5, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 2.25%), 7.67%
,
 11/08/27 ....... 81 81,044
Catalent Pharma Solutions, Inc., Term Loan B3,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 2.00%), 7.44%
,
 02/22/28 .. 167 162,703
Curia Global, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR + 3.75%),
9.17%
,
 08/30/26 ................. 15 12,309
eResearchTechnology, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at
1.00% Floor and 1.00% Cap + 4.50%),
9.93%
,
 02/04/27 ................. 68 66,274
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services (continued)
Fortrea Holdings, Inc., Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.75%), 9.07%
,
 07/01/30 ....... USD 30 $ 29,800
ICON plc, Term Loan
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 2.25%), 7.90%, 07/03/28 151 150,734
Maravai Intermediate Holdings LLC, Term Loan
B, (3-mo. CME Term SOFR at 0.50% Floor
and 0.50% Cap + 3.00%), 8.32%
,
 10/19/27 148 143,460
Parexel International, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.25%), 8.68%
,
 11/15/28 .. 202 200,689
Star Parent, Inc., Term Loan, 09/19/30
(n)
... 60 58,592
905,605
Machinery — 0.3%
(a)
Albion Financing 3 SARL, Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 5.25%), 10.86%
,
 08/17/26 ...... 127 127,295
Barnes Group, Inc., Term Loan, (1-mo. CME
Term SOFR + 3.00%), 8.42%
,
 09/03/30 .. 31 31,015
Clark Equipment Co., Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 2.50%), 7.99%
,
 04/20/29 ....... 56 56,238
Columbus McKinnon Corp., Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 2.75%), 8.42%
,
 05/14/28 ....... 45 45,331
Filtration Group Corp., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.50%), 8.93%, 10/21/28 110 109,051
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.25%), 9.68%, 10/21/28 61 61,320
Gardner Denver, Inc., Term Loan B2,
(1-mo. CME Term SOFR + 1.75%),
7.17%
,
 03/01/27 ................. 159 159,198
Gates Global LLC, Term Loan B3, (1-mo. CME
Term SOFR at 0.75% Floor and 0.75% Cap
+ 2.50%), 7.92%
,
 03/31/27 .......... 146 145,101
Generac Power Systems, Inc., Term Loan,
12/13/26
(n)
..................... 20 19,942
Husky Injection Molding Systems Ltd., Term
Loan, (3-mo. CME Term SOFR + 3.00%),
8.73%
,
 03/28/25 ................. 203 201,383
Indicor LLC, 1st Lien Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 4.50%), 9.89%
,
 11/22/29 .......... 147 147,471
Ingersoll-Rand Services Co., Term Loan B1,
(1-mo. CME Term SOFR at 0.00% Cap +
1.75%), 7.17%
,
 03/01/27 ........... 37 37,251
Madison IAQ LLC, Term Loan, (1-mo. LIBOR
USD at 0.50% Floor and 0.50% Cap +
3.25%), 8.69%
,
 06/21/28 ........... 157 154,574
SPX Flow, Inc., Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor and 0.50% Cap +
4.50%), 9.92%
,
 04/05/29 ........... 140 139,337
TK Elevator Midco GmbH, Facility Term Loan
B1, (6-mo. CME Term SOFR at 0.50% Floor
and 0.50% Cap + 3.50%), 9.38%
,
 07/30/27 240 239,135
Vertiv Group Corp., Term Loan B, (1-mo. CME
Term SOFR + 2.75%), 8.18%
,
 03/02/27 .. 190 189,452
Zurn LLC, 1st Lien Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 2.00%), 7.43%
,
 10/04/28 .......... 28 28,480
1,891,574

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media — 0.1%
(a)
AVSC Holding Corp., 1st Lien Term Loan
B1, (1-mo. LIBOR USD + 3.50%),
8.92%
,
 03/03/25 ................. USD 100 $ 95,689
AVSC Holding Corp., 1st Lien Term Loan
B3, (3-mo. LIBOR USD + 15.00%),
15.00%
,
 10/15/26 ................ 50 51,542
Charter Communications Operating LLC, Term
Loan B1, (3-mo. CME Term SOFR + 1.75%),
7.12%
,
 04/30/25 ................. 108 107,848
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (3-mo. CME Term SOFR + 3.50%),
8.93% - 9.13%
,
 08/21/26 ........... 143 138,768
CSC Holdings LLC, Term Loan
(1-mo. LIBOR USD + 2.25%),
7.70%, 07/17/25 ............... 37 35,875
(1-mo. LIBOR USD + 2.50%),
7.95%, 04/15/27 ............... 130 117,235
DirecTV Financing LLC, Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 5.00%), 10.43%
,
 08/02/27 ...... 137 134,107
ECL Entertainment LLC, Term Loan B, (3-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 4.75%), 10.14%
,
 09/03/30 ...... 35 34,898
Learfield Communications LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 2.00%
Floor + 5.50%), 10.83%
,
 06/30/28 ..... 55 52,828
Sinclair Television Group, Inc., Term Loan
B4, (1-mo. CME Term SOFR + 3.75%),
9.17%
,
 04/21/29 ................. 41 28,570
Voyage Digital Ltd., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 4.25%), 9.63%
,
 05/11/29
(f)
...... 75 75,302
Ziggo Financing Partnership, Facility Term
Loan I, (1-mo. CME Term SOFR + 2.50%),
7.95%
,
 04/30/28 ................. 78 76,114
948,776
Oil, Gas & Consumable Fuels — 0.1%
(a)
Freeport LNG investments LLLP, Term Loan B,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.50%), 9.09%
,
 12/21/28 .. 249 246,662
M6 ETX Holdings II Midco LLC, Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.50%), 9.92%
,
 09/19/29 .. 44 43,397
Medallion Midland Acquisition LLC, Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 3.75%), 9.40%
,
 10/18/28 .. 183 182,985
Oryx Midstream Services Permian Basin LLC,
Term Loan, (1-mo. CME Term SOFR at
0.50% Floor and 0.50% Cap + 3.25%),
8.69%
,
 10/05/28 ................. 228 228,025
701,069
Passenger Airlines — 0.1%
(a)
AAdvantage Loyalty IP Ltd., Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 4.75%), 10.34%
,
 04/20/28 ...... 129 132,273
Air Canada, Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor and 0.75% Cap +
3.50%), 9.13%
,
 08/11/28 ............ 138 137,502
American Airlines, Inc., Term Loan
(6-mo. CME Term SOFR + 1.75%),
7.32%, 01/29/27 ............... 130 128,032
(3-mo. CME Term SOFR + 2.75%),
8.54%, 02/15/28 ............... 153 152,195
Security
Par (000)
Par (000) Value
Passenger Airlines (continued)
Mileage Plus Holdings LLC, Term Loan, (3-mo.
CME Term SOFR at 1.00% Floor and 1.00%
Cap + 5.25%), 10.80%
,
 06/21/27 ...... USD 149 $ 154,925
United AirLines, Inc., Term Loan B, (1-mo. CME
Term SOFR at 0.75% Floor and 0.75% Cap
+ 3.75%), 9.18%
,
 04/21/28 .......... 157 157,438
WestJet Airlines Ltd., Term Loan, (1-mo. CME
Term SOFR at 1.00% Floor and 1.00% Cap
+ 3.00%), 8.42%
,
 12/11/26 .......... 66 64,098
926,463
Personal Care Products — 0.1%
Sunshine Luxembourg VII SARL, Facility Term
Loan B3, (3-mo. LIBOR USD + 3.75%),
9.24%
,
 10/01/26
(a)
................ 477 476,388
Pharmaceuticals — 0.1%
(a)
Amneal Pharmaceuticals LLC, Term Loan,
(1-mo. CME Term SOFR + 3.50%),
8.93%
,
 05/04/25 ................. 107 104,840
Amynta Agency Borrower, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR + 5.00%),
10.42%
,
 02/28/28 ................ 54 53,783
Bausch Health Cos., Inc., Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 5.25%), 10.67%
,
 02/01/27 ...... 106 86,332
Elanco Animal Health, Inc., Term Loan,
(1-mo. CME Term SOFR + 1.75%),
7.16%
,
 08/01/27 ................. 142 138,826
Jazz Pharmaceuticals plc, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.50%), 8.93%
,
 05/05/28 ....... 139 138,841
Organon & Co., Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor and 0.50% Cap +
3.00%), 8.44%
,
 06/02/28 ........... 130 129,542
Perrigo Co. plc, Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 2.25%), 7.67%
,
 04/20/29 .......... 79 79,025
Precision Medicine Group LLC, Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 3.00%), 8.49%
,
 11/18/27
(f)
. 88 86,808
817,997
Professional Services — 0.2%
(a)
AlixPartners LLP, Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor and 0.50% Cap +
2.75%), 8.18%
,
 02/04/28 ........... 122 122,223
ASGN, Inc., Term Loan, (1-mo. CME Term
SOFR + 2.25%), 7.57%
,
 08/30/30 ..... 28 28,070
CoreLogic, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.50%), 8.93%
,
 06/02/28 ....... 303 279,581
Dun & Bradstreet Corp. (The), Term Loan,
(1-mo. CME Term SOFR + 2.75%),
8.17%
,
 02/06/26 ................. 361 360,575
Dun & Bradstreet Corp. (The), Term Loan
B2, (1-mo. CME Term SOFR + 3.00%),
8.32%
,
 01/18/29 ................. 130 129,919
Element Materials Technology Group US
Holdings, Inc., Delayed Draw 1st Lien
Term Loan B, (3-mo. CME Term SOFR
at 0.50% Floor and 0.50% Cap + 4.25%),
9.74%
,
 06/22/29 ................. 44 43,002

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Professional Services (continued)
Element Materials Technology Group US
Holdings, Inc., Term Loan B, (3-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 4.25%), 9.74%
,
 06/22/29 .......... USD 98 $ 96,433
FleetCor Technologies Operating Co. LLC,
Term Loan B4, (1-mo. CME Term SOFR +
1.75%), 7.17%
,
 04/28/28 ........... 98 97,958
Galaxy US Opco, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.75%), 10.07%
,
 04/29/29 . 120 114,364
Trans Union LLC, Term Loan B5, (1-mo. CME
Term SOFR + 1.75%), 7.17%
,
 11/16/26 .. 80 79,601
Trans Union LLC, Term Loan B6, (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 2.25%), 7.68%
,
 12/01/28 .......... 128 128,119
VS Buyer LLC, Term Loan, (1-mo. CME Term
SOFR + 3.25%), 8.67%
,
 02/28/27 ..... 147 145,797
1,625,642
Real Estate Management & Development — 0.0%
Cushman & Wakefield U.S. Borrower LLC,
Term Loan
(a)
(1-mo. CME Term SOFR + 2.75%),
8.18%, 08/21/25 ............... 8 8,163
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.25%), 8.67%, 01/31/30 100 98,490
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 9.32%, 01/31/30 ......... 62 61,380
168,033
Semiconductors & Semiconductor Equipment — 0.0%
(a)
MKS Instruments, Inc., Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 2.50%), 7.82%
,
 09/17/29 ....... 129 128,592
Synaptics, Inc., Term Loan, (3-mo. CME Term
SOFR at 0.50% Floor and 0.50% Cap +
2.25%), 7.91%
,
 12/02/28 ........... 42 42,053
170,645
Software — 0.5%
(a)
Applied Systems, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.50%), 9.89%
,
 09/18/26 .. 74 74,195
Applied Systems, Inc., 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 6.75%), 12.14%
,
 09/17/27 . 48 48,070
Barracuda Parent LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.50%), 9.87%
,
 08/15/29 .. 65 64,116
Boxer Parent Co., Inc., Term Loan, (1-mo. CME
Term SOFR + 3.75%), 9.18%
,
 10/02/25 .. 77 76,729
CCC Intelligent Solutions, Inc., Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 2.25%), 7.68%
,
 09/21/28 .. 183 182,041
Central Parent, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 4.25%), 9.64%
,
 07/06/29 ....... 129 128,955
Cloud Software Group, Inc., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.50% Floor
and 0.50% Cap + 4.50%), 9.99%
,
 03/30/29 400 384,074
Cloudera, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.75%), 9.17%
,
 10/08/28
(f)
...... 51 49,570
Security
Par (000)
Par (000) Value
Software (continued)
Cloudera, Inc., 2nd Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 6.00%), 11.42%
,
 10/08/29 ...... USD 83 $ 78,435
Delta Topco, Inc., 2nd Lien Term Loan, (6-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 7.25%), 12.57%
,
 12/01/28
(f)
..... 30 28,650
Gen Digital, Inc., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 2.00%), 7.42%
,
 09/12/29 .......... 115 114,473
Genesys Cloud Services Holdings I LLC,
Term Loan, (1-mo. CME Term SOFR at
0.75% Floor and 0.75% Cap + 4.00%),
9.43%
,
 12/01/27 ................. 182 181,807
Helios Software Holdings, Inc., Term Loan,
(3-mo. CME Term SOFR + 4.25%),
9.74%
,
 07/18/30 ................. 75 74,569
Informatica LLC, Term Loan, (1-mo. CME Term
SOFR + 2.75%), 8.18%
,
 10/27/28 ..... 190 189,607
Instructure Holdings, Inc., Term Loan, (6-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 2.75%), 8.68%
,
 10/30/28 ....... 68 67,579
Magenta Buyer LLC, 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 8.25%), 13.88%
,
 07/27/29 . 441 202,764
McAfee Corp., Term Loan B1, (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 3.75%), 9.16%
,
 03/01/29 .......... 168 163,750
MH Sub I LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 4.25%), 9.57%
,
 05/03/28 ....... 440 424,733
MH Sub I LLC, 2nd Lien Term Loan,
(1-mo. CME Term SOFR + 6.25%),
11.57%
,
 02/23/29 ................ 152 134,717
Proofpoint, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.25%), 8.68%
,
 08/31/28 ....... 283 280,301
RealPage, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.00%), 8.43%
,
 04/24/28 ....... 326 322,205
Severin Acquisition LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR + 3.00%),
8.37%
,
 08/01/25 ................. 99 99,048
Sophia LP, 1st Lien Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 3.50%), 8.82%
,
 10/07/27 .......... 166 165,298
SS&C Technologies Holdings, Inc., Term Loan
B3, (1-mo. CME Term SOFR + 1.75%),
7.18%
,
 04/16/25 ................. 13 13,103
SS&C Technologies Holdings, Inc., Term Loan
B4, (1-mo. CME Term SOFR + 1.75%),
7.18%
,
 04/16/25 ................. 12 12,373
UKG, Inc., 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.25%), 8.76%, 05/04/26 59 58,522
(3-mo. CME Term SOFR + 3.75%),
9.22%, 05/04/26 ............... 81 80,393
UKG, Inc., 2nd Lien Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 5.25%), 10.76%
,
 05/03/27 ......... 104 103,830
Voyage Australia Pty Ltd., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.50%), 9.09%
,
 07/20/28 .. 21 21,047

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
ZoomInfo LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR + 2.75%),
8.17%
,
 02/28/30 ................. USD 20 $ 19,825
3,844,779
Specialty Retail — 0.1%
(a)
EG Group Ltd., Facility Term Loan
(1-mo. CME Term SOFR + 4.00%),
9.43%, 02/07/25 ............... 59 58,084
(1-mo. LIBOR USD at 0.50% Floor and
0.50% Cap + 4.25%), 9.67%, 03/31/26 90 89,376
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan, (1-mo. CME Term SOFR
at 0.75% Floor and 0.75% Cap + 4.00%),
9.43%
,
 05/04/28 ................. 144 143,981
PetSmart LLC, Term Loan, (1-mo. CME
Term SOFR at 0.75% Cap + 3.75%),
9.17%
,
 02/11/28 ................. 163 162,708
Pilot Travel Centers LLC, Term Loan B,
(1-mo. CME Term SOFR + 2.00%),
7.42%
,
 08/04/28 ................. 99 99,139
Restoration Hardware, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 2.50%), 7.93%, 10/20/28 72 69,280
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.25%), 8.67%, 10/20/28 21 19,745
642,313
Technology Hardware, Storage & Peripherals — 0.0%
Electronics for Imaging, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR + 5.00%),
10.42%
,
 07/23/26
(a)
............... 73 48,484
Textiles, Apparel & Luxury Goods — 0.0%
(a)
Crocs, Inc., Term Loan, (3-mo. LIBOR
USD at 0.50% Floor + 3.00%), 8.42% -
8.54%
,
 02/20/29 ................. 57 57,444
Hanesbrands, Inc., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 3.75%), 9.07%
,
 03/08/30
(f)
......... 33 32,096
89,540
Trading Companies & Distributors — 0.1%
(a)
Beacon Roofing Supply, Inc., Term Loan,
(1-mo. CME Term SOFR + 2.25%),
7.68%
,
 05/19/28 ................. 53 52,710
Core & Main LP, Term Loan B, (6-mo.
CME Term SOFR + 2.50%), 7.69% -
7.92%
,
 07/27/28 ................. 220 219,270
SRS Distribution, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.50%), 8.92%, 06/02/28 103 101,746
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.50%), 8.93%, 06/02/28 177 174,631
TMK Hawk Parent Corp., Term Loan A, (3-mo.
CME Term SOFR at 1.00% Floor and 1.00%
Cap + 7.50%), 13.17%
,
 05/30/24
(f)
..... 38 37,241
TMK Hawk Parent Corp., Term Loan B, (3-mo.
CME Term SOFR at 1.00% Floor and 1.00%
Cap + 3.50%), 9.17%
,
 08/28/24
(f)
...... 118 75,543
661,141
Transportation Infrastructure — 0.1%
(a)
Apple Bidco LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 2.75%), 8.18%, 09/22/28 64 63,207
Security
Par (000)
Par (000) Value
Transportation Infrastructure (continued)
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.00%), 9.32%, 09/22/28 USD 51 $ 50,660
OLA Netherlands BV, Term Loan, (1-mo. CME
Term SOFR at 0.75% Floor and 0.75% Cap
+ 6.25%), 11.67%
,
 12/15/26
(f)
......... 123 122,036
Rand Parent LLC, 1st Lien Term Loan B,
(3-mo. CME Term SOFR + 4.25%),
9.64%
,
 03/17/30 ................. 47 45,325
281,228
Wireless Telecommunication Services — 0.0%
(a)
Digicel International Finance Ltd., 1st Lien
Term Loan B, (3-mo. LIBOR USD + 3.25%),
8.98%
,
 05/28/24 ................. 75 67,276
Digicel International Work Fee, Term Loan,
01/01/38
(n)
..................... 3 2,908
Gogo Intermediate Holdings LLC, Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 3.75%), 9.18%
,
 04/30/28 .. 53 52,874
SBA Senior Finance II LLC, Term Loan, (1-mo.
LIBOR USD + 1.75%), 7.17%
,
 04/11/25 .. 101 101,035
224,093
Total Floating Rate Loan Interests — 5.8%
(Cost: $42,264,783) .............................. 41,289,148
Foreign Agency Obligations
Ireland — 0.1%
AIB Group plc, (3-mo. LIBOR USD + 1.87%),
4.26%
,
04/10/25
(a)(b)
............... 675 665,389
Mexico — 0.2%
Petroleos Mexicanos
6.88%, 08/04/26 ................. 820 751,071
5.95%, 01/28/31 ................. 495 352,440
6.70%, 02/16/32 ................. 490 362,845
1,466,356
Total Foreign Agency Obligations — 0.3%
(Cost: $2,206,582) .............................. 2,131,745
Shares
Shares
Investment Companies
(o)
BlackRock Allocation Target Shares - BATS
Series A ....................... 6,885,757 63,348,968
BlackRock GNMA Portfolio, Class K Shares . 7,253,110 54,398,321
BlackRock High Equity Income Fund, Class K
Shares ........................ 879,273 22,887,472
BlackRock High Yield Bond Portfolio, Class K
Shares ........................ 208 1,394
iShares Core Dividend Growth ETF ...... 37,218 1,843,408
iShares iBoxx $ Investment Grade Corporate
Bond ETF
(p)
.................... 73,183 7,466,130
iShares MBS ETF .................. 84,368 7,491,878
Total Investment Companies — 21.9%
(Cost: $172,579,415) ............................. 157,437,571

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.5%
(b)
CHNGE Mortgage Trust, Series 2022-2, Class
A1, 3.76%, 03/25/67
(a)
............. USD 817 $ 750,305
CIM Trust, Series 2023-I2, Class A1, 6.64%,
12/25/67
(a)(j)
..................... 363 362,284
COLT Mortgage Loan Trust
(a)
Series 2022-5, Class A1, 4.55%, 04/25/67 241 227,260
Series 2022-9, Class A1, 6.79%, 12/25/67
(j)
723 724,420
Ellington Financial Mortgage Trust, Series
2021-2, Class A1, 0.93%, 06/25/66
(a)
.... 122 95,378
GCAT Trust, Series 2022-NQM3, Class A1,
4.35%, 04/25/67
(a)
................ 819 760,946
JP Morgan Mortgage Trust, Series 2022-DSC1,
Class A1, 4.75%, 01/25/63
(a)
......... 826 759,630
MFA Trust, Series 2023-NQM2, Class A1,
4.40%, 03/25/68
(a)(j)
............... 375 349,855
MFRA Trust, Series 2022-CHM1, Class A1,
3.88%, 09/25/56
(a)(j)
............... 703 647,636
Mill City Mortgage Loan Trust
(a)(j)
Series 2023-NQM1, Class A1, 6.05%,
10/25/67 .................... 140 137,822
Series 2023-NQM2, Class A1, 6.24%,
12/25/67 .................... 220 218,206
OBX Trust
(a)(j)
Series 2022-NQM7, Class A1, 5.11%,
08/25/62 .................... 333 323,767
Series 2022-NQM8, Class A1, 6.10%,
09/25/62 .................... 176 174,482
Series 2022-NQM9, Class A1A, 6.45%,
09/25/62 .................... 1,175 1,167,948
PRKCM Trust, Series 2022-AFC2, Class A1,
5.33%, 08/25/57
(a)
................ 925 899,669
SG Residential Mortgage Trust, Series 2022-2,
Class A1, 5.35%, 08/25/62
(a)(j)
........ 995 961,449
Spruce Hill Mortgage Loan Trust, Series 2022-
SH1, Class A1A, 4.10%, 07/25/57
(a)(j)
.... 1,003 928,828
Verus Securitization Trust
(j)
Series 2022-3, Class A1, 4.13%, 02/25/67 631 567,721
Series 2022-INV2, Class A1, 6.79%,
10/25/67
(a)
................... 927 925,898
10,983,504
Total Non-Agency Mortgage-Backed Securities — 1.5%
(Cost: $11,041,198) .............................. 10,983,504
Beneficial Interest
(000)
Other Interests
(q)
Capital Markets — 0.0%
Lehman Brothers Holdings, Capital Trust VII
(d)(f)
(h)
........................... 15 —
Total Other Interests — 0.0%
(Cost: $—) .................................... —
Security
Par (000)
Pa r (000) Value
Preferred Securities
Capital Trusts — 0.9%
Banks — 0.0%
(a)(g)
Citigroup, Inc., Series Y, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.00%), 4.15% .................. USD 10 $ 8,004
PNC Financial Services Group, Inc. (The)
Series V, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.24%),
6.20% ...................... 88 80,873
Series W, (7-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.81%),
6.25% ...................... 38 32,574
121,451
Capital Markets — 0.1%
(a)(g)
Charles Schwab Corp. (The)
Series I, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.17%),
4.00% ...................... 507 423,450
Series H, (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.08%),
4.00% ...................... 441 311,157
Goldman Sachs Group, Inc. (The), Series R, (5-
Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.22%), 4.95% ..... 70 64,822
799,429
Consumer Finance — 0.3%
(a)(g)
Ally Financial, Inc., Series B, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.87%), 4.70% ........... 1,325 909,268
Capital One Financial Corp., Series M, (5-Year
US Treasury Yield Curve Rate T Note
Constant Maturity + 3.16%), 3.95% ..... 1,000 750,591
Discover Financial Services, Series C, (3-mo.
CME Term SOFR + 3.34%), 5.50% ..... 725 526,440
General Motors Financial Co., Inc., Series C,
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.00%), 5.70% . 29 24,784
2,211,083
Electric Utilities — 0.2%
(a)(g)
Edison International
Series A, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.70%),
5.38% ...................... 1,201 1,059,542
Series B, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.90%),
5.00% ...................... 47 40,170
NRG Energy, Inc., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(b)
................ 60 58,764
1,158,476
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(a)(b)(g)
..................... 47 42,887
Multi-Utilities — 0.1%
(a)(g)
Dominion Energy, Inc., Series C, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.20%), 4.35% ........... 365 315,145
Sempra, (5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.55%), 4.88% 450 426,369
741,514

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 0.2%
Energy Transfer LP
(a)(g)
Series H, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.69%),
6.50% ...................... USD 90 $ 82,697
Series G, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.31%),
7.13% ...................... 1,125 969,942
1,052,639
Total Capital Trusts — 0.9%
(Cost: $7,475,878) .............................. 6,127,479
Shares
Shares
Trust Preferreds — 0.0%
Commercial Services & Supplies — 0.0%
ILFC E-Capital Trust I , (30Y CMT at 14.50%
Cap + 1.55%), 7.21%, 12/21/65
(a)(b)
..... 100,000 73,052
Total Trust Preferreds — 0.0%
(Cost: $95,250) ................................ 73,052
Total Preferred Securities — 0.9%
(Cost: $7,571,128) .............................. 6,200,531
Warrants
Diversified Consumer Services — 0.0%
Service King Midas International (Issued/
Exercisable 07/14/22, 1 Share for 1 Warrant,
Expires 06/30/27, Strike Price USD 10.00)
(d)
(f)
............................ 410 —
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Issued/Exercisable
10/23/20, 1 Share for 1 Warrant, Expires
10/27/24, Strike Price USD 36.00)
(d)
.... 52 1,108
Total Warrants — 0.0%
(Cost: $—) .................................... 1,108
Total Long-Term Investments — 97.4%
(Cost: $745,455,996) ............................. 699,070,509
Short-Term Securities
Money Market Funds — 3.2%
(o)(r)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 5.23% ................... 15,656,818 15,656,818
SL Liquidity Series, LLC, Money Market Series,
5.52%
(s)
....................... 7,554,358 7,556,625
Total Short-Term Securities — 3.2%
(Cost: $23,213,443) .............................. 23,213,443
Total Options Purchased — 0.1%
( Cost: $382,761 ) ................................ 1,006,990
Total Investments Before Options Written — 100.7%
(Cost: $769,052,200 ) ............................. 723,290,942
Total Options Written — (0.0)%
(Premium Received — $(154,431)) ................... (130,518)
Total Investments Net of Options Written — 100.7%
(Cost: $768,897,769 ) ............................. 723,160,424
Liabilities in Excess of Other Assets — (0.7)% ............ (5,283,779)
Net Assets — 100.0% ..............................
$ 717,876,645

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Managed Income Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Non-income producing security.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $28,527, representing less than 0.05% of its net assets as of period end, and an original cost of $9,686.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
Perpetual security with no stated maturity date.
(h)
Issuer filed for bankruptcy and/or is in default.
(i)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(k)
Convertible security.
(l)
Zero-coupon bond.
(m)
Rounds to less than 1,000.
(n)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)
Affiliate of the Fund.
(p)
All or a portion of this security is on loan.
(q)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(r)
Annualized 7-day yield as of period end.
(s)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/23
Shares
Held at
09/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 23,716,077 $ — $ (8,059,259)
(a)
$ — $ — $ 15,656,818 15,656,818 $ 853,424 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 3,710,763 3,849,159
(a)
— (3,297) — 7,556,625 7,554,358 40,512
(b)
—
BlackRock Allocation Target
Shares - BATS Series A .... 62,729,250 — — — 619,718 63,348,968 6,885,757 2,764,378 —
BlackRock Floating Rate Income
Portfolio, Class K Shares
(c)
.. 4,029,841 — (4,102,724) (125,513) 198,396 — — 26,123 —
BlackRock GNMA Portfolio, Class
K Shares .............. 24,802,800 33,036,442 — — (3,440,921) 54,398,321 7,253,110 1,336,456 —
BlackRock High Equity Income
Fund, Class K Shares ..... — 24,193,591 — — (1,306,119) 22,887,472 879,273 1,113,615 —
BlackRock High Yield Bond
Portfolio, Class K Shares ... 419,542 18,741 (445,627) 5,009 3,729 1,394 208 18,742 —
iShares Core Dividend Growth
ETF .................. 24,188,800 15,764,854 (37,943,529) (1,342,954) 1,176,237 1,843,408 37,218 161,071 —
iShares iBoxx $ High Yield
Corporate Bond ETF
(c)
..... 7,764,431 — (7,865,022) (166,319) 266,910 — — 274,105 —
iShares iBoxx $ Investment Grade
Corporate Bond ETF ...... 7,715,684 — — — (249,554) 7,466,130 73,183 210,012 —
iShares MBS ETF .......... 7,825,132 — — — (333,254) 7,491,878 84,368 175,318 —
$ (1,633,074) $ (3,064,858) $ 180,651,014 $ 6,973,756 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Managed Income Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10-Year Note ................................................... 1,406 12/19/23 $ 151,870 $ (2,716,999)
U.S. Treasury 10-Year Ultra Note ............................................... 213 12/19/23 23,756 (684,284)
U.S. Treasury 2-Year Note .................................................... 20 12/29/23 4,054 (14,281)
U.S. Treasury 5-Year Note .................................................... 362 12/29/23 38,129 (311,924)
(3,727,488)
Short Contracts
S&P 500 E-Mini Index ....................................................... 17 12/15/23 3,677 (4,049)
GBP Currency ............................................................ 203 12/18/23 15,491 237,894
JPY Currency ............................................................ 9 12/18/23 762 9,759
U.S. Treasury Long Bond ..................................................... 1 12/19/23 114 6,451
U.S. Treasury Ultra Bond ..................................................... 31 12/19/23 3,685 265,623
U.S. Treasury 5-Year Note .................................................... 20 12/29/23 2,107 13,883
529,561
$ (3,197,927)
OTC Options Purchased
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
S&P 500 Index .......... Citibank NA 7,188 10/20/23 USD 4,425.00 USD 30,823 $ 1,006,990
OTC Options Written
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
S&P 500 Index ............. Citibank NA 7,188 10/20/23 USD 4,125.00 USD 30,823 $ (130,518)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American Investment Grade
Index Series 41.V1 ................ 1 .00 % Quarterly 12/20/28 USD 9,640 $ (118,148) $ (132,708) $ 14,560
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Bank of America Corp. .. 1 .00 % Quarterly
JPMorgan Chase Bank
NA 12/20/28 A- USD 840 $ 1,427 $ 5,000 $ (3,573)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Managed Income Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 107,069,614 $ — $ 107,069,614
Common Stocks
Aerospace & Defense .................................... — 1,499,501 — 1,499,501
Air Freight & Logistics .................................... 1,361,680 — — 1,361,680
Banks ............................................... 2,186,834 1,719,837 — 3,906,671
Biotechnology ......................................... 1,868,467 — — 1,868,467
Building Products ....................................... 1,454,520 — — 1,454,520
Capital Markets ........................................ 1,874,851 — — 1,874,851
Chemicals ............................................ — 1,550,413 — 1,550,413
Commercial Services & Supplies ............................. 1,492,080 — — 1,492,080
Consumer Finance ...................................... 1,805,767 — — 1,805,767
Consumer Staples Distribution & Retail ........................ 1,402,361 — — 1,402,361
Diversified REITs ....................................... 223,652 — — 223,652
Diversified Telecommunication Services ........................ 1,426,199 1,685,629 — 3,111,828
Electronic Equipment, Instruments & Components ................. 1,051,981 — — 1,051,981
Energy Equipment & Services .............................. 1,575,837 — — 1,575,837
Food Products ......................................... 2,171,109 2,156,724 — 4,327,833
Ground Transportation ................................... 1,444,144 — — 1,444,144
Health Care Equipment & Supplies ........................... 1,436,652 1,467,231 — 2,903,883
Health Care Providers & Services ............................ 2,147,849 — — 2,147,849
Health Care REITs ...................................... 1,325,680 — — 1,325,680
Household Durables ..................................... — 1,479,907 — 1,479,907
Industrial REITs ........................................ 569,966 612,385 — 1,182,351
Insurance ............................................ 1,165,008 2,630,578 — 3,795,586
IT Services ........................................... 2,039,517 297,533 — 2,337,050
Life Sciences Tools & Services .............................. — 1,131,853 — 1,131,853
Machinery ............................................ 1,428,394 — — 1,428,394
Media ............................................... — — 28,527 28,527
Office REITs .......................................... 644,179 — — 644,179
Oil, Gas & Consumable Fuels ............................... 703,784 1,612,220 — 2,316,004
Pharmaceuticals ....................................... — 5,653,999 — 5,653,999
Professional Services .................................... 1,829,826 1,681,918 — 3,511,744
Real Estate Management & Development ....................... 72,906 478,560 — 551,466
Residential REITs ....................................... 580,606 — — 580,606

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Managed Income Fund

Level 1 Level 2 Level 3 Total
Retail REITs .......................................... $ 219,252 $ 264,035 $ — $ 483,287
Semiconductors & Semiconductor Equipment .................... — 3,246,990 — 3,246,990
Software ............................................. 5,079,405 — — 5,079,405
Specialized REITs ...................................... 1,199,322 — — 1,199,322
Technology Hardware, Storage & Peripherals .................... 2,467,821 — — 2,467,821
Textiles, Apparel & Luxury Goods ............................ — 1,547,658 — 1,547,658
Tobacco ............................................. 1,822,530 — — 1,822,530
Trading Companies & Distributors ............................ — 1,165,980 — 1,165,980
Corporate Bonds
Aerospace & Defense .................................... — 6,427,081 — 6,427,081
Air Freight & Logistics .................................... — 288,406 — 288,406
Automobile Components .................................. — 1,081,504 — 1,081,504
Automobiles .......................................... — 5,345,821 — 5,345,821
Banks ............................................... — 45,204,166 — 45,204,166
Beverages ........................................... — 1,806,247 — 1,806,247
Biotechnology ......................................... — 5,926,755 — 5,926,755
Broadline Retail ........................................ — 1,351,954 — 1,351,954
Building Products ....................................... — 471,043 — 471,043
Capital Markets ........................................ — 21,568,377 — 21,568,377
Chemicals ............................................ — 3,338,521 — 3,338,521
Commercial Services & Supplies ............................. — 1,929,656 — 1,929,656
Communications Equipment ................................ — 401,316 — 401,316
Construction & Engineering ................................ — 299,069 — 299,069
Consumer Finance ...................................... — 10,606,418 — 10,606,418
Consumer Staples Distribution & Retail ........................ — 1,107,060 — 1,107,060
Containers & Packaging .................................. — 3,432,552 — 3,432,552
Distributors ........................................... — 102,106 — 102,106
Diversified Consumer Services .............................. — 1,094,027 — 1,094,027
Diversified REITs ....................................... — 3,618,639 — 3,618,639
Diversified Telecommunication Services ........................ — 6,385,841 — 6,385,841
Electric Utilities ........................................ — 19,366,532 — 19,366,532
Electrical Equipment ..................................... — 209,551 — 209,551
Electronic Equipment, Instruments & Components ................. — 144,689 — 144,689
Energy Equipment & Services .............................. — 1,899,390 — 1,899,390
Entertainment ......................................... — 913,374 — 913,374
Financial Services ...................................... — 6,986,161 — 6,986,161
Food Products ......................................... — 1,416,973 — 1,416,973
Gas Utilities ........................................... — 307,400 — 307,400
Ground Transportation ................................... — 4,821,468 — 4,821,468
Health Care Equipment & Supplies ........................... — 1,885,890 — 1,885,890
Health Care Providers & Services ............................ — 7,214,804 — 7,214,804
Health Care REITs ...................................... — 1,173,399 — 1,173,399
Hotel & Resort REITs .................................... — 168,980 — 168,980
Hotels, Restaurants & Leisure .............................. — 3,538,931 — 3,538,931
Household Durables ..................................... — 428,510 — 428,510
Household Products ..................................... — 60,015 — 60,015
Independent Power and Renewable Electricity Producers ............ — 1,153,066 — 1,153,066
Industrial Conglomerates .................................. — 373,518 — 373,518
Industrial REITs ........................................ — 249,490 — 249,490
Insurance ............................................ — 3,151,529 — 3,151,529
Interactive Media & Services ............................... — 418,070 — 418,070
IT Services ........................................... — 1,489,567 — 1,489,567
Leisure Products ....................................... — 68,070 — 68,070
Life Sciences Tools & Services .............................. — 530,297 — 530,297
Machinery ............................................ — 1,114,271 — 1,114,271
Media ............................................... — 5,460,214 — 5,460,214
Metals & Mining ........................................ — 3,113,786 — 3,113,786
Mortgage Real Estate Investment Trusts (REITs) .................. — 100,398 — 100,398
Multi-Utilities .......................................... — 4,685,711 — 4,685,711
Office REITs .......................................... — 954,762 — 954,762
Oil, Gas & Consumable Fuels ............................... — 23,372,334 — 23,372,334
Paper & Forest Products .................................. — 73,943 — 73,943
Passenger Airlines ...................................... — 1,083,742 — 1,083,742
Personal Care Products .................................. — 280,605 — 280,605
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Managed Income Fund

Level 1 Level 2 Level 3 Total
Pharmaceuticals ....................................... $ — $ 4,551,348 $ — $ 4,551,348
Professional Services .................................... — 245,479 — 245,479
Real Estate Management & Development ....................... — 193,209 — 193,209
Residential REITs ....................................... — 210,720 — 210,720
Retail REITs .......................................... — 2,197,462 — 2,197,462
Semiconductors & Semiconductor Equipment .................... — 4,939,064 — 4,939,064
Software ............................................. — 7,028,160 — 7,028,160
Specialized REITs ...................................... — 5,581,947 — 5,581,947
Specialty Retail ........................................ — 2,421,475 — 2,421,475
Technology Hardware, Storage & Peripherals .................... — 1,495,361 — 1,495,361
Textiles, Apparel & Luxury Goods ............................ — 130,725 — 130,725
Tobacco ............................................. — 2,060,248 — 2,060,248
Trading Companies & Distributors ............................ — 2,981,962 — 2,981,962
Wireless Telecommunication Services ......................... — 5,223,043 — 5,223,043
Equity-Linked Notes ...................................... — 36,662,700 — 36,662,700
Fixed Rate Loan Interests .................................. — 54,729 — 54,729
Floating Rate Loan Interests
Aerospace & Defense .................................... — 1,384,627 — 1,384,627
Automobile Components .................................. — 274,321 — 274,321
Automobiles .......................................... — 118,130 — 118,130
Beverages ........................................... — 452,460 — 452,460
Broadline Retail ........................................ — 602,919 46,428 649,347
Building Products ....................................... — 567,924 — 567,924
Capital Markets ........................................ — 855,977 — 855,977
Chemicals ............................................ — 1,627,042 83,938 1,710,980
Commercial Services & Supplies ............................. — 1,664,815 — 1,664,815
Communications Equipment ................................ — 145,189 — 145,189
Construction & Engineering ................................ — 459,700 — 459,700
Construction Materials .................................... — 457,758 — 457,758
Consumer Staples Distribution & Retail ........................ — 195,318 — 195,318
Containers & Packaging .................................. — 500,937 — 500,937
Distributors ........................................... — 125,795 — 125,795
Diversified Consumer Services .............................. — 967,207 — 967,207
Diversified REITs ....................................... — 59,790 — 59,790
Diversified Telecommunication Services ........................ — 1,493,359 — 1,493,359
Electrical Equipment ..................................... — 134,243 — 134,243
Electronic Equipment, Instruments & Components ................. — 99,455 — 99,455
Entertainment ......................................... — 1,825,410 — 1,825,410
Financial Services ...................................... — 1,801,794 19,925 1,821,719
Food Products ......................................... — 1,435,874 — 1,435,874
Ground Transportation ................................... — 416,791 41,465 458,256
Health Care Equipment & Supplies ........................... — 747,079 61,147 808,226
Health Care Providers & Services ............................ — 809,503 — 809,503
Health Care Technology .................................. — 704,233 — 704,233
Hotels, Restaurants & Leisure .............................. — 2,327,399 — 2,327,399
Household Durables ..................................... — 654,942 — 654,942
Independent Power and Renewable Electricity Producers ............ — 254,096 — 254,096
Insurance ............................................ — 1,602,843 — 1,602,843
Interactive Media & Services ............................... — 443,681 — 443,681
IT Services ........................................... — 1,203,820 — 1,203,820
Leisure Products ....................................... — 198,044 — 198,044
Life Sciences Tools & Services .............................. — 905,605 — 905,605
Machinery ............................................ — 1,891,574 — 1,891,574
Media ............................................... — 873,474 75,302 948,776
Oil, Gas & Consumable Fuels ............................... — 701,069 — 701,069
Passenger Airlines ...................................... — 926,463 — 926,463
Personal Care Products .................................. — 476,388 — 476,388
Pharmaceuticals ....................................... — 731,189 86,808 817,997
Professional Services .................................... — 1,625,642 — 1,625,642
Real Estate Management & Development ....................... — 168,033 — 168,033
Semiconductors & Semiconductor Equipment .................... — 170,645 — 170,645
Software ............................................. — 3,766,559 78,220 3,844,779
Specialty Retail ........................................ — 642,313 — 642,313
Technology Hardware, Storage & Peripherals .................... — 48,484 — 48,484
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Managed Income Fund

Level 1 Level 2 Level 3 Total
Textiles, Apparel & Luxury Goods ............................ $ — $ 57,444 $ 32,096 $ 89,540
Trading Companies & Distributors ............................ — 548,357 112,784 661,141
Transportation Infrastructure ............................... — 159,192 122,036 281,228
Wireless Telecommunication Services ......................... — 224,093 — 224,093
Foreign Agency Obligations ................................. — 2,131,745 — 2,131,745
Investment Companies .................................... 71,201,131 — — 71,201,131
Non-Agency Mortgage-Backed Securities ........................ — 10,983,504 — 10,983,504
Other Interests .......................................... — — — —
Preferred Securities ....................................... — 6,200,531 — 6,200,531
Warrants .............................................. 1,108 — — 1,108
Short-Term Securities
Money Market Funds ...................................... 15,656,818 — — 15,656,818
Options Purchased
Equity contracts .......................................... — 1,006,990 — 1,006,990
$ 132,931,236 $ 495,777,965 $ 788,676 $ 629,497,877
Investments Valued at NAV
(a)
...................................... 93,793,065
$ 723,290,942
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 14,560 $ — $ 14,560
Foreign currency exchange contracts ............................ 247,653 — — 247,653
Interest rate contracts ....................................... 285,957 — — 285,957
Liabilities
Credit contracts ........................................... — (3,573) — (3,573)
Equity contracts ........................................... (4,049) (130,518) — (134,567)
Interest rate contracts ....................................... (3,727,488) — — (3,727,488)
$ (3,197,927) $ (119,531) $ — $ (3,317,458)
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps, futures contracts and options written. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Currency Abbreviation
EUR Euro
GBP British Pound
JPY Japanese Yen
USD United States Dollar
Portfolio Abbreviation
ADR American Depositary Receipts
CDI Crest Depository Interests
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
DAC Designated Activity Company
ETF Exchange-Traded Fund
LIBOR London Interbank Offered Rate
MBS Mortgage-Backed Securities
OTC Over-the-counter
PIK Payment-In-Kind
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
Fair Value Hierarchy as of Period End (continued)